Schedule of Investments		August 31, 2021 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
CLOSED-END FUNDS — 39.6%
BlackRock Income Trust	160,827	$1,024,468
Brookfield Real Assets Income Fund (A)	46,311	1,023,010
Eaton Vance Risk-Managed Diversified Equity Income Fund (A)	87,778	969,069
Eaton Vance Tax-Managed Buy-Write Income Fund	60,444	1,005,788
Morgan Stanley Emerging Markets Domestic Debt Fund (A)	165,720	1,019,178
Nuveen Dow 30sm Dynamic Overwrite Fund	59,553	1,043,964
Nuveen Mortgage and Income Fund	48,745	1,018,771
Nuveen S&P 500 Buy-Write Income Fund (A)	70,578	1,057,259
Stone Harbor Emerging Markets Income Fund (A)	118,763	989,296
Templeton Emerging Markets Income Fund	127,766	1,004,241
Voya Global Equity Dividend and Premium Opportunity Fund	170,172	1,058,469
Western Asset Emerging Markets Debt Fund (A)	72,394	1,007,001
Western Asset Mortgage Opportunity Fund	65,191	1,048,923
TOTAL CLOSED-END FUNDS
(Cost $12,587,250)		13,269,437

COMMON STOCK — 30.9%
Energy — 1.3%
Kinder Morgan	26,240	426,925
Financials — 18.9%
Ares Capital (A)	21,990	437,601
Blackstone, Cl A	4,450	559,498
Carlyle Group	9,219	455,234
Compass Diversified Holdings	16,950	482,567
Gladstone Investment (A)	29,990	449,550
Hamilton Lane, Cl A	4,742	408,144
Hercules Capital (A)	25,226	426,319
KKR	7,295	468,996

Schedule of Investments		August 31, 2021 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Main Street Capital	10,519	$437,485
New Mountain Finance	33,221	444,165
Oaktree Specialty Lending	64,599	473,510
Owl Rock Capital	30,139	440,029
Prospect Capital (A)	51,508	408,974
Sixth Street Specialty Lending	19,407	442,480
		6,334,552
Utilities — 10.7%
Dominion Energy	6,498	505,804
Duke Energy	4,892	511,997
Edison International	8,273	478,510
Evergy	7,915	541,782
OGE Energy	14,214	503,318
PPL	17,100	501,885
Southern	7,986	524,920
		3,568,216
TOTAL COMMON STOCK
(Cost $8,237,799)		10,329,693

EXCHANGE TRADED FUND — 16.8%
Global X SuperDividend® REIT ETF (A) (B)	569,021	5,610,547
TOTAL EXCHANGE TRADED FUND
(Cost $6,477,372)		5,610,547

MASTER LIMITED PARTNERSHIPS — 10.9%
Energy — 8.1%
Black Stone Minerals	44,500	445,000
BP Midstream Partners	33,038	434,119
Energy Transfer	45,292	421,216
Magellan Midstream Partners	9,781	481,324
MPLX	16,154	454,250
Sunoco	12,689	466,955
		2,702,864

Schedule of Investments		August 31, 2021 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Industrials — 1.4%
Icahn Enterprises	8,639	$474,886
Utilities — 1.4%
Suburban Propane Partners	31,184	474,932
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $2,158,908)		3,652,682

BUSINESS DEVELOPMENT COMPANY — 1.3%
Golub Capital BDC	27,788	436,549
TOTAL BUSINESS DEVELOPMENT COMPANY
(Cost $432,354)		436,549

SHORT-TERM INVESTMENT(C)(D) — 3.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.01%
(Cost $1,220,992)	1,220,992	1,220,992
TOTAL SHORT-TERM INVESTMENT
(Cost $1,220,992)		1,220,992

REPURCHASE AGREEMENT(C) — 4.1%
BNP Paribas
0.030%, dated 08/31/21, to be repurchased on 09/01/21 , repurchase price $1,387,019 (collateralized by various U.S. Treasury Obligations, ranging in par value $90,098 - $193,270, 1.250% - 1.500%, 08/15/2026 -03/31/2028, with a total market value of $1,414,793)
(Cost $1,387,018)	$1,387,018	1,387,018
TOTAL REPURCHASE AGREEMENT
(Cost $1,387,018)		1,387,018

TOTAL INVESTMENTS — 107.3%
(Cost $32,501,693)		$35,906,918

Schedule of Investments		August 31, 2021 (Unaudited)

Global X SuperDividend® Alternatives ETF

Percentages are based on Net Assets of $33,476,519.

(A)	This security or a partial position of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $2,536,386.
(B)	Affiliated investment.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2021 was $2,608,010.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2021.

BDC - Business Development Companies
Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust
S&P — Standard & Poor's

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Closed-End Funds	$13,269,437	$—	$—	$13,269,437
Common Stock	10,329,693	—	—	10,329,693
Exchange Traded Fund	5,610,547	—	—	5,610,547
Master Limited Partnerships	3,652,682	—	—	3,652,682
Business Development Company	436,549	—	—	436,549
Short-Term Investment	1,220,992	—	—	1,220,992
Repurchase Agreement	—	1,387,018	—	1,387,018
Total Investments in Securities	$34,519,900	$1,387,018	$—	$35,906,918

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

Schedule of Investments		August 31, 2021 (Unaudited)

Global X SuperDividend® Alternatives ETF

The following is a summary of the transactions with affiliates for the period ended August 31, 2021:

			Changes in
Value at	Purchases at	Proceeds	Unrealized	Realized	Value at		Dividend
11/30/2020	Cost	from Sales	Appreciation	Loss	8/31/2021	Shares	Income
Global X SuperDividend® REIT ETF
$3,618,456	$1,932,731	$(587,352)	$778,374	$(131,662)	$5,610,547	569,021	$130,662

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments		August 31, 2021 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.7%
UNITED STATES— 99.7%
Communication Services — 2.6%
Interpublic Group	3,845	$143,149
Omnicom Group	1,567	114,736
		257,885
Consumer Discretionary — 9.4%
Advance Auto Parts	658	133,475
Best Buy	1,148	133,754
Garmin	907	158,209
Genuine Parts	1,018	124,389
Leggett & Platt	2,432	117,684
Newell Brands	4,684	119,020
Whirlpool	576	127,601
		914,132
Consumer Staples — 12.7%
Campbell Soup	2,849	118,889
Clorox	738	124,021
Conagra Brands	3,518	116,516
General Mills	2,101	121,459
Hershey	751	133,452
J M Smucker	964	119,218
Kraft Heinz	3,025	108,870
Mondelez International, Cl A	2,059	127,802
Procter & Gamble	964	137,264
Tyson Foods, Cl A	1,698	133,327
		1,240,818
Energy — 4.7%
Baker Hughes, Cl A	5,069	115,472
Cabot Oil & Gas	7,600	120,764
ConocoPhillips	2,191	121,666
EOG Resources	1,537	103,778
		461,680

Schedule of Investments		August 31, 2021 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Financials — 22.9%
Ameriprise Financial	502	$137,001
BlackRock, Cl A	149	140,550
Cincinnati Financial	1,079	133,149
Citizens Financial Group	2,745	120,204
Comerica	1,761	130,156
Huntington Bancshares	9,076	140,950
Invesco	4,482	113,484
JPMorgan Chase	819	130,999
M&T Bank	837	117,188
Northern Trust	1,117	132,387
PNC Financial Services Group	694	132,623
Regions Financial	6,105	124,725
Synchrony Financial	2,661	132,385
T Rowe Price Group	671	150,217
Truist Financial	2,265	129,241
US Bancorp	2,221	127,463
Zions Bancorp	2,377	137,628
		2,230,350
Health Care — 5.6%
Amgen	535	120,659
Cardinal Health	2,214	116,213
Pfizer	3,271	150,695
Quest Diagnostics	1,032	157,720
		545,287
Industrials — 20.3%
3M	648	126,192
CH Robinson Worldwide	1,313	118,249
Cummins	520	122,710
Eaton	896	150,851
Emerson Electric	1,354	142,847
Fastenal	2,503	139,793

Schedule of Investments		August 31, 2021 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
General Dynamics	686	$137,412
Huntington Ingalls Industries	594	121,277
Illinois Tool Works	564	131,332
L3Harris Technologies	588	137,010
Lockheed Martin	339	121,972
Robert Half International	1,449	149,827
Snap-On	550	123,722
Union Pacific	593	128,586
United Parcel Service, Cl B	640	125,203
		1,976,983
Information Technology — 6.9%
Automatic Data Processing	651	136,085
Cisco Systems	2,398	141,530
Intel	2,271	122,770
Paychex	1,251	143,202
Texas Instruments	696	132,874
		676,461
Materials — 7.6%
Amcor	10,731	137,893
CF Industries Holdings	2,442	110,916
Dow	1,932	121,522
International Paper	2,063	123,966
Newmont	1,868	108,325
Packaging Corp of America	913	138,503
		741,125
Real Estate — 7.0%
Equity Residential ‡	1,609	135,269
Public Storage ‡	439	142,065
Regency Centers ‡	1,926	132,162
Welltower ‡	1,648	144,249

Schedule of Investments		August, 2021 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser ‡	3,719	$133,884
		687,629
TOTAL UNITED STATES		9,732,350
TOTAL COMMON STOCK
(Cost $9,356,178)		9,732,350

TOTAL INVESTMENTS — 99.7%
(Cost $9,356,178)		$9,732,350

Percentages are based on Net Assets of $9,756,817.

‡	Real Estate Investment Trust

Cl — Class

As of August 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments		August 31, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
BERMUDA— 1.1%
Financials — 0.8%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month + 4.060%	147,587	$4,045,360
Aspen Insurance Holdings, 5.625%	134,234	3,714,255
Aspen Insurance Holdings, 5.625%	140,997	3,789,999
PartnerRe, 4.875%	108,317	2,952,721
RenaissanceRe Holdings, 5.750%	141,015	3,769,331
		18,271,666
Industrials — 0.3%
Triton International, 8.000%	77,562	2,181,043
Triton International, 7.375%	85,958	2,328,602
Triton International, 6.875%	74,214	1,990,419
		6,500,064
TOTAL BERMUDA		24,771,730

CANADA— 1.4%
Energy — 0.4%
Enbridge, 6.375%, VAR ICE LIBOR USD 3 Month + 3.593%	317,145	8,600,972
Financials — 0.4%
Brookfield Finance, 4.625%	206,099	5,234,915
Brookfield Finance I UK, 4.500%	121,490	3,057,903
		8,292,818
Utilities — 0.6%
Algonquin Power & Utilities, 6.875%, VAR ICE LIBOR USD 3 Month + 3.677%	154,674	4,255,082
Algonquin Power & Utilities, 6.200%, VAR ICE LIBOR USD 3 Month + 4.010%	186,451	5,220,628
Brookfield Infrastructure Partners, 5.125%	97,352	2,509,735
Brookfield Infrastructure Partners, 5.000%	108,230	2,737,137
		14,722,582

Schedule of Investments		August 31, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
TOTAL CANADA		$31,616,372
NETHERLANDS— 0.7%
Financials — 0.7%
Aegon, 5.100%	489,506	13,177,502
Aegon, 4.000%, VAR ICE LIBOR USD 3 Month + 0.875%	141,504	3,534,770
TOTAL NETHERLANDS		16,712,272
UNITED KINGDOM— 0.1%
Financials — 0.1%
Prudential, 6.750%	134,279	3,567,793
TOTAL UNITED KINGDOM		3,567,793
UNITED STATES— 96.2%
Communication Services — 5.4%
AT&T, 5.625% (A)	436,799	11,911,509
AT&T, 5.350%	698,020	18,309,064
AT&T, 5.000%	633,618	16,917,601
AT&T, 4.750%	936,526	24,583,807
Qwest, 6.750%	348,773	9,301,776
Qwest, 6.500%	517,259	13,081,480
Telephone and Data Systems, 6.625%	221,150	5,968,838
United States Cellular, 6.950%	183,314	4,647,010
United States Cellular, 6.250%	265,419	7,099,958
United States Cellular, 5.500%	265,603	6,958,799
ViacomCBS, 5.750% (A)	131,534	8,865,392
		127,645,234
Consumer Discretionary — 3.4%
Aptiv, 5.500%	151,761	26,102,892
Brunswick, 6.375%	123,613	3,708,390
Ford Motor, 6.200%	395,443	10,720,460

Schedule of Investments		August 31, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — continued
Ford Motor, 6.000%	421,663	$11,422,851
Qurate Retail, 8.000%	164,948	17,814,384
QVC, 6.375%	118,978	3,092,238
QVC, 6.250%	265,682	6,921,016
		79,782,231
Energy — 1.4%
DCP Midstream, 7.875%, VAR ICE LIBOR USD 3 Month + 4.919%	88,142	2,196,499
Energy Transfer, 7.600%, VAR ICE LIBOR USD 3 Month + 5.161%	422,023	10,609,658
Energy Transfer, 7.400%	237,276	5,974,610
Energy Transfer, 7.375%, VAR ICE LIBOR USD 3 Month + 4.530%	239,473	5,943,720
NuStar Energy, 9.000%, VAR ICE LIBOR USD 3 Month + 6.880%	83,785	2,087,084
NuStar Logistics, 6.860%, VAR ICE LIBOR USD 3 Month + 6.734%	214,218	5,400,436
		32,212,007
Financials — 56.3%
Affiliated Managers Group, 5.875%	160,184	4,382,634
Affiliated Managers Group, 4.750%	154,318	4,070,909
Allstate, 5.625%	304,094	8,125,392
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month + 3.165% (A)	265,893	7,179,111
Allstate, 5.100%	607,679	16,504,562
Allstate, 4.750% (A)	148,869	4,062,635
American Equity Investment Life Holding, 6.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.297%	167,267	4,643,332
American Equity Investment Life Holding, 5.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.322%	212,713	5,847,480
American Financial Group, 5.625%	73,269	2,061,790

Schedule of Investments		August 31, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
American International Group, 5.850% (A)	265,243	$7,214,610
Apollo Global Management, 6.375%	147,725	3,857,100
Arch Capital Group, 5.450% (A)	176,485	4,652,145
Arch Capital Group, 5.250%	239,418	6,050,093
Argo Group International Holdings, 7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.712%	73,258	2,009,467
Associated Banc-Corp, 5.625%	48,679	1,341,106
Assurant, 5.250%	127,244	3,448,312
Athene Holding, 6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.970%	317,026	9,006,709
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month + 4.253%	454,633	13,525,332
Athene Holding, 5.625%	184,376	5,015,027
Athene Holding, 4.875%	304,387	7,935,369
Axis Capital Holdings, 5.500%	292,001	7,405,145
Bank of America, 7.250%	41,004	60,193,872
Bank of America, 6.450%, VAR ICE LIBOR USD 3 Month + 1.327%	555,055	15,175,204
Bank of America, 6.000%	712,525	19,138,422
Bank of America, 5.875%	449,689	12,209,056
Bank of America, 5.375%	737,603	19,900,529
Bank of America, 5.000%	691,713	18,447,986
Bank of America, 4.375%	581,515	15,165,911
Bank of America, 4.125%	482,525	12,415,368
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month + 0.500% (A)	224,078	5,707,267
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month + 0.350% (A)	160,141	4,056,372
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month + 0.750%	100,251	2,556,401

Schedule of Investments		August 31, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 3.000%, VAR ICE LIBOR USD 3 Month + 0.650%	155,100	$3,722,400
Brighthouse Financial, 6.750% (A)	213,724	6,093,271
Brighthouse Financial, 6.600%	225,817	6,257,389
Brighthouse Financial, 6.250%	200,332	5,479,080
Brighthouse Financial, 5.375%	313,442	8,252,928
Capital One Financial, 6.000%	265,639	6,733,948
Capital One Financial, 5.200%	317,413	8,052,768
Capital One Financial, 5.000%	791,592	20,763,458
Capital One Financial, 4.800%	660,010	17,087,659
Capital One Financial, 4.625%	60,788	1,585,959
Charles Schwab, 5.950%	395,746	10,044,034
Charles Schwab, 4.450%	317,278	8,382,485
CIT Group, 5.625%	97,357	2,587,749
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month + 4.040%	502,277	14,350,054
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month + 4.130%	788,438	22,028,958
Citigroup Capital XIII, 6.499%, VAR ICE LIBOR USD 3 Month + 6.370%	1,199,032	33,345,080
Citizens Financial Group, 6.350%, VAR ICE LIBOR USD 3 Month + 3.642%	160,101	4,550,070
Citizens Financial Group, 5.000%	239,210	6,370,162
Cullen/Frost Bankers, 4.450%	84,017	2,221,409
Dime Community Bancshares, 5.500%	64,540	1,697,402
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month + 4.015%	212,536	6,310,194
Equitable Holdings, 5.250%	421,727	11,378,195
Equitable Holdings, 4.300%	160,597	4,043,832
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month + 3.710%	238,866	6,862,620
Fifth Third Bancorp, 4.950%	140,928	3,798,010
First Citizens BancShares, 5.375%	184,372	5,055,480

Schedule of Investments		August 31, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
First Horizon, 6.500%	73,266	$2,044,854
First Midwest Bancorp, 7.000% (A)	52,330	1,491,928
First Midwest Bancorp, 7.000%	59,457	1,681,444
First Republic Bank, 5.500%	160,231	4,342,260
First Republic Bank, 4.700% (A)	210,670	5,690,197
First Republic Bank, 4.250%	394,435	10,034,426
First Republic Bank, 4.125% (A)	265,661	6,731,850
Fulton Financial, 5.125%	106,297	2,870,019
GMAC Capital Trust I, Ser 2, 5.910%, VAR ICE LIBOR USD 3 Month + 5.785%	668,954	17,606,869
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month + 3.550%	368,885	10,594,377
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month + 3.640%	528,750	14,371,425
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month + 0.670%	712,740	17,847,010
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month + 0.750%	406,675	10,166,875
Hancock Whitney, 6.250%	83,840	2,370,995
Hartford Financial Services Group, 6.000%	184,183	5,195,802
Huntington Bancshares, 4.500%	265,528	6,840,001
JPMorgan Chase, 6.000%	989,112	27,299,491
JPMorgan Chase, 5.750%	907,746	24,527,297
JPMorgan Chase, 4.750%	474,296	12,516,671
JPMorgan Chase, 4.550%	791,637	20,677,558
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month + 3.892% (A)	264,974	8,044,611
KeyCorp, 5.650%	226,637	6,130,531
KeyCorp, 5.625%	238,967	6,507,071
KKR, 6.000%	307,612	25,113,444
MetLife, 5.625%	424,327	11,503,505
MetLife, 4.750%	528,776	14,065,442

Schedule of Investments		August 31, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month + 1.000%	317,307	$8,253,155
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month + 4.320%	454,692	13,049,660
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month + 3.940%	447,809	12,583,433
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month + 3.708%	528,569	15,027,217
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month + 3.491%	528,475	15,780,264
Morgan Stanley, 4.875%	265,388	7,160,168
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month + 0.700%	581,617	14,680,013
Navient, 6.000%	160,763	4,076,950
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month + 3.821%	273,592	8,016,246
New York Community Capital Trust V, 6.000%	35,070	1,814,872
Northern Trust, 4.700%	212,756	5,897,596
Oaktree Capital Group, 6.550%	132,821	3,619,372
People's United Financial, 5.625%, VAR ICE LIBOR USD 3 Month + 4.020%	134,093	3,865,901
Prudential Financial, 5.625% (A)	298,820	8,178,703
Prudential Financial, 4.125% (A)	265,584	6,918,463
Ready Capital, 7.000% ‡	56,062	1,511,992
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month + 3.536%	265,171	7,703,218
Regions Financial, 5.700%, VAR ICE LIBOR USD 3 Month + 3.148%	255,049	7,401,522
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month + 4.370%	212,831	5,616,610
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month + 4.040%	212,626	6,110,871
Selective Insurance Group, 4.600% (A)	106,567	2,770,742

Schedule of Investments		August 31, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Signature Bank NY, 5.000%	386,699	$10,081,243
State Street, 5.900%, VAR ICE LIBOR USD 3 Month + 3.108%	395,267	11,166,293
State Street, 5.350%, VAR ICE LIBOR USD 3 Month + 3.709%	265,045	7,824,128
Stifel Financial, 6.125%	109,224	3,069,194
SVB Financial Group, 5.250%	193,928	5,284,538
Synchrony Financial, 5.625%	395,458	10,527,092
Synovus Financial, 5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127%	193,830	5,359,400
Texas Capital Bancshares, 5.750%	160,198	4,261,267
Truist Financial, 5.250% (A)	303,957	8,477,361
Truist Financial, 4.750%	489,548	12,850,635
Unum Group, 6.250%	160,547	4,318,714
US Bancorp, 5.500%	303,980	8,405,047
US Bancorp, 4.000%	395,709	10,149,936
US Bancorp, 3.750%	265,800	6,631,710
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month + 1.020%	7,666	7,363,576
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month + 0.600% (A)	528,985	13,235,205
Voya Financial, 5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210% (A)	160,243	4,759,217
Washington Federal, 4.875%	160,338	4,192,839
Wells Fargo, 7.500%	52,759	78,663,669
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month + 3.690%	444,568	12,327,871
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month + 3.090%	923,090	24,748,043
Wells Fargo, 5.625%	364,842	9,383,736
Wells Fargo, 5.500%	607,933	15,186,166

Schedule of Investments		August 31, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wells Fargo, 5.125%	343,660	$8,577,754
Wells Fargo, 4.750%	1,075,886	27,833,171
Wells Fargo, 4.700%	618,287	15,970,353
Wells Fargo, 4.375%	555,263	14,059,259
Wintrust Financial, 6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.507%	160,264	4,642,848
WR Berkley, 5.100%	160,539	4,339,369
		1,330,351,797
Health Care — 3.8%
Becton Dickinson, 6.000%	395,511	21,614,676
Boston Scientific, 5.500%	133,161	16,000,626
Change Healthcare, 6.000%	54,585	3,997,805
Danaher, 5.000% (A)	22,951	39,434,408
Elanco Animal Health, 5.000%	145,854	7,563,989
		88,611,504
Industrials — 1.4%
Air Lease, 6.150%, VAR ICE LIBOR USD 3 Month + 3.650%	134,246	3,636,724
Fortress Transportation and Infrastructure Investors, 8.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.378%	50,413	1,422,655
Fortress Transportation and Infrastructure Investors, 8.250%, VAR ICE LIBOR USD 3 Month + 6.886%	46,014	1,197,284
Fortress Transportation and Infrastructure Investors, 8.000%, VAR ICE LIBOR USD 3 Month + 6.447%	66,304	1,731,861
Pitney Bowes, 6.700%	226,208	5,790,925
Stanley Black & Decker, 5.250%	99,123	11,342,645

Schedule of Investments		August 31, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Industrials — continued
WESCO International, 10.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 10.325%	285,508	$8,916,415
		34,038,509
Information Technology — 4.2%
Broadcom, 8.000%	53,171	83,917,131
II-VI, 6.000%	30,308	8,086,477
Sabre, 6.500%	44,600	6,461,202
		98,464,810
Real Estate — 4.9%
Braemar Hotels & Resorts, 5.500% ‡	52,755	1,172,216
Brookfield Property Partners, 6.500%	98,999	2,599,714
Brookfield Property Partners, 6.375%	122,393	3,151,620
Brookfield Property Partners, 5.750%	161,521	3,949,188
Digital Realty Trust, 5.850% ‡	101,820	2,839,760
Digital Realty Trust, 5.200% ‡	172,230	4,689,823
Diversified Healthcare Trust, 6.250% ‡	126,555	3,129,705
Diversified Healthcare Trust, 5.625% ‡	187,079	4,531,053
EPR Properties, 5.750% ‡	73,221	1,942,553
Federal Realty Investment Trust, 5.000% ‡	73,253	1,942,669
Kimco Realty, 5.250% ‡	148,719	3,982,695
National Retail Properties, 5.200% ‡	184,600	4,657,458
Office Properties Income Trust, 6.375% ‡	78,571	2,123,774
PS Business Parks, 5.200% ‡	91,719	2,334,248
PS Business Parks, 4.875% ‡	163,784	4,587,590
Public Storage, 5.600% ‡	141,238	3,957,489
Public Storage, 5.150% ‡	150,214	3,946,122
Public Storage, 5.050% ‡	167,601	4,436,398
Public Storage, 4.900% ‡	187,087	4,748,268
Public Storage, 4.875% ‡	175,746	4,934,948
Public Storage, 4.700% ‡	145,238	4,076,831

Schedule of Investments		August 31, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Public Storage, 4.625% ‡	298,913	$8,279,890
Public Storage, 4.125% ‡	111,080	2,901,410
Public Storage, 3.900% ‡ (A)	91,800	2,391,390
Public Storage, 3.875% ‡ (A)	144,202	3,749,252
RLJ Lodging Trust, 1.950% ‡	172,366	4,979,654
SITE Centers, 6.375% ‡	85,882	2,239,803
Vornado Realty Trust, 5.700% ‡	167,748	4,366,480
Vornado Realty Trust, 5.400% ‡	167,741	4,384,750
Vornado Realty Trust, 5.250% ‡	177,900	4,719,687
Vornado Realty Trust, 5.250% ‡	160,526	4,414,465
		116,160,903
Utilities — 15.4%
AES, 6.875% (A)	137,804	13,682,559
Alabama Power, 5.000%	134,348	3,552,161
American Electric Power, 6.125%	225,167	11,852,791
CMS Energy, 5.875%	332,577	9,036,117
CMS Energy, 5.875%	156,739	4,252,329
DTE Energy, 6.250%	303,678	15,712,300
DTE Energy, 6.000%	150,254	3,822,462
DTE Energy, 5.250%	212,935	5,551,215
DTE Energy, 4.375%	121,219	3,192,908
Duke Energy, 5.750%	528,599	14,673,908
Duke Energy, 5.625%	265,366	7,207,341
Duke Energy, 5.125%	265,508	7,046,582
Entergy Arkansas, 4.875%	218,974	5,544,422
Entergy Louisiana, 4.875%	145,408	3,661,373
Entergy Mississippi, 4.900%	139,842	3,543,596
Georgia Power, 5.000%	151,694	4,004,722
National Rural Utilities Cooperative Finance, 5.500%	134,274	3,640,168
NextEra Energy, 6.219%	534,431	28,789,798

Schedule of Investments		August 31, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
NextEra Energy, 5.279%	667,025	$35,545,762
NextEra Energy, 4.872%	401,327	24,785,955
NextEra Energy Capital Holdings, 5.650%	362,586	10,036,380
NextEra Energy Capital Holdings, 5.250%	302,206	7,660,922
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.632%	265,746	7,339,904
PG&E, 5.500%	211,018	19,339,800
SCE Trust II, 5.100%	119,760	2,995,198
SCE Trust III, 5.750%, VAR ICE LIBOR USD 3 Month + 2.990%	154,488	4,027,502
SCE Trust IV, 5.375%, VAR ICE LIBOR USD 3 Month + 3.132%	174,214	4,372,771
SCE Trust V, 5.450%, VAR ICE LIBOR USD 3 Month + 3.790%	160,755	4,104,075
SCE Trust VI, 5.000%	251,984	6,276,921
Sempra Energy, 5.750%	400,080	11,022,204
South Jersey Industries, 8.750%	89,961	4,902,875
Southern, 6.750%	454,986	24,027,811
Southern, 5.250%	421,924	10,704,212
Southern, 5.250%	239,164	6,347,413
Southern, 4.950%	528,746	14,133,381
Southern, 4.200%	395,658	10,326,674
Spire, 5.900%	134,169	3,709,773
Tennessee Valley Authority, 2.134%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr + 0.940% (A)	147,204	3,815,528
		364,241,813
TOTAL UNITED STATES		2,271,508,808
TOTAL PREFERRED STOCK
(Cost $2,293,690,747)		2,348,176,975

Schedule of Investments		August 31, 2021 (Unaudited)

Global X U.S. Preferred ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT — 0.3%(B)(C)
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.01%
(Cost $7,638,848)	7,638,848	$7,638,848
TOTAL SHORT-TERM INVESTMENT
(Cost $7,638,848)		7,638,848

REPURCHASE AGREEMENT — 0.4%(B)
BNP Paribas
0.030%, dated 08/31/21, to be repurchased on 09/01/21, repurchase price $8,677,553 (collateralized by various U.S. Treasury Obligations, ranging in par value $563,674 - $1,209,147, 1.250% - 1.500%, 08/15/2026 -03/31/2028, with a total market value of $8,851,312)
(Cost $8,677,546)	$8,677,546	8,677,546
TOTAL REPURCHASE AGREEMENT
(Cost $8,677,546)		8,677,546

TOTAL INVESTMENTS — 100.2%
(Cost $2,310,007,141)		$2,364,493,369

Percentages are based on Net Assets of $2,360,870,965.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $16,043,335.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2021 was $16,316,394.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2021.

Schedule of Investments		August 31, 2021 (Unaudited)

Global X U.S. Preferred ETF

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD – U.S. Dollar
VAR – Variable Rate

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,348,176,975	$—	$—	$2,348,176,975
Short-Term Investment	7,638,848	—	—	7,638,848
Repurchase Agreement	—	8,677,546	—	8,677,546
Total Investments in Securities	$2,355,815,823	$8,677,546	$—	$2,364,493,369

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.4%
BERMUDA— 0.7%
Financials — 0.7%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month + 4.060%	15,050	$412,521
TOTAL BERMUDA		412,521
CANADA— 2.4%
Energy — 1.5%
Enbridge, 6.375%, VAR ICE LIBOR USD 3 Month + 3.593%	32,907	892,438
Utilities — 0.9%
Algonquin Power & Utilities, 6.200%, VAR ICE LIBOR USD 3 Month + 4.010%	19,185	537,180
TOTAL CANADA		1,429,618
NETHERLANDS— 0.6%
Financials — 0.6%
Aegon, 4.000%, VAR ICE LIBOR USD 3 Month + 0.875%	13,720	342,726
TOTAL NETHERLANDS		342,726
UNITED STATES— 95.7%
Consumer Staples — 2.4%
CHS, Ser 2, 7.100%, VAR ICE LIBOR USD 3 Month + 4.298%	22,997	655,874
CHS, Ser 3, 6.750%, VAR ICE LIBOR USD 3 Month + 4.155%	27,030	766,301
		1,422,175
Energy — 5.7%
DCP Midstream, 7.875%, VAR ICE LIBOR USD 3 Month + 4.919%	8,800	219,296
Energy Transfer, 7.600%, VAR ICE LIBOR USD 3 Month + 5.161%	43,851	1,102,414
Energy Transfer, 7.400%	24,397	614,316

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Energy — continued
Energy Transfer, 7.375%, VAR ICE LIBOR USD 3 Month + 4.530%	24,649	$611,788
NuStar Energy, 9.000%, VAR ICE LIBOR USD 3 Month + 6.880%	9,421	234,677
NuStar Logistics, 6.860%, VAR ICE LIBOR USD 3 Month + 6.734%	22,079	556,612
		3,339,103
Financials — 83.0.%
ACRES Commercial Realty, 8.625%, VAR ICE LIBOR USD 3 Month + 5.927% ‡	6,586	168,338
AGNC Investment, 7.000%, VAR ICE LIBOR USD 3 Month + 5.111% ‡	17,782	464,288
AGNC Investment, 6.875%, VAR ICE LIBOR USD 3 Month + 4.332% ‡	12,893	337,668
AGNC Investment, 6.500%, VAR ICE LIBOR USD 3 Month + 4.993% ‡	22,079	569,638
AGNC Investment, 6.125%, VAR ICE LIBOR USD 3 Month + 4.697% ‡	31,518	805,915
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month + 3.165%	27,383	739,341
American Equity Investment Life Holding, 6.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.297%	16,453	456,735
American Equity Investment Life Holding, 5.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.322%	21,919	602,553
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month + 4.993% ‡	39,465	1,011,883
Annaly Capital Management, 6.750%, VAR ICE LIBOR USD 3 Month + 4.989% ‡	24,237	633,798
Annaly Capital Management, 6.500%, VAR ICE LIBOR USD 3 Month + 4.172% ‡	23,304	600,544

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Argo Group International Holdings, 7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.712%	8,182	$224,432
Athene Holding, 6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.970%	32,907	934,888
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month + 4.253%	47,311	1,407,502
Bank of America, 6.450%, VAR ICE LIBOR USD 3 Month + 1.327%	57,573	1,574,046
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month + 0.500%	23,128	589,070
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month + 0.350%	17,360	439,729
Bank of America, 3.000%, VAR ICE LIBOR USD 3 Month + 0.650%	16,400	393,600
Chimera Investment, 8.000%, VAR ICE LIBOR USD 3 Month + 5.791% ‡	17,781	468,351
Chimera Investment, 8.000%, VAR ICE LIBOR USD 3 Month + 5.379% ‡	10,973	290,455
Chimera Investment, 7.750%, VAR ICE LIBOR USD 3 Month + 4.743% ‡	14,222	378,163
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month + 4.040%	52,111	1,488,811
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month + 4.130%	82,293	2,299,266
Citizens Financial Group, 6.350%, VAR ICE LIBOR USD 3 Month + 3.642%	16,453	467,594
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month + 4.015%	21,920	650,805
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month + 3.710%	24,652	708,252
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month + 3.550%	38,389	1,102,532

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month + 3.640%	54,842	$1,490,606
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month + 0.670%	74,358	1,861,924
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month + 0.750%	41,118	1,027,950
Heartland Financial USA, 7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.675%	6,275	177,896
Invesco Mortgage Capital, 7.750%, VAR ICE LIBOR USD 3 Month + 5.180% ‡	8,505	217,473
Invesco Mortgage Capital, 7.500%, VAR ICE LIBOR USD 3 Month + 5.289% ‡	15,772	407,864
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month + 3.892%	27,385	831,409
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month + 1.000%	32,906	855,885
MFA Financial, 6.500%, VAR ICE LIBOR USD 3 Month + 5.345% ‡	15,048	359,497
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month + 4.320%	37,814	1,085,262
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month + 3.940%	37,309	1,048,383
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month + 3.708%	43,834	1,246,201
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month + 3.491%	43,829	1,308,734
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month + 0.700%	48,230	1,217,325
New Residential Investment, 7.500%, VAR ICE LIBOR USD 3 Month + 5.802% ‡	8,514	222,045
New Residential Investment, 7.125%, VAR ICE LIBOR USD 3 Month + 5.640% ‡	15,463	397,399
New Residential Investment, 6.375%, VAR ICE LIBOR USD 3 Month + 4.969% ‡	22,078	526,560

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month + 3.821%	28,211	$826,582
New York Mortgage Trust, 8.000%, VAR ICE LIBOR USD 3 Month + 5.695% ‡	8,363	217,522
New York Mortgage Trust, 7.875%, VAR ICE LIBOR USD 3 Month + 6.429% ‡	10,171	264,141
People's United Financial, 5.625%, VAR ICE LIBOR USD 3 Month + 4.020%	13,721	395,576
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month + 3.536%	27,384	795,505
Regions Financial, 5.700%, VAR ICE LIBOR USD 3 Month + 3.148%	27,384	794,684
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month + 4.370%	21,919	578,442
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month + 4.040%	21,920	629,981
State Street, 5.900%, VAR ICE LIBOR USD 3 Month + 3.108%	41,121	1,161,668
State Street, 5.350%, VAR ICE LIBOR USD 3 Month + 3.709%	27,384	808,376
Synovus Financial, 5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127%	19,185	530,465
Two Harbors Investment, 7.625%, VAR ICE LIBOR USD 3 Month + 5.352% ‡	15,773	407,574
Two Harbors Investment, 7.250%, VAR ICE LIBOR USD 3 Month + 5.011% ‡	16,186	411,772
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month + 1.020%	805	773,243
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month + 0.600%	54,841	1,372,122
Voya Financial, 5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210%	16,454	488,684

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month + 3.690%	46,070	$1,277,521
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month + 3.090%	94,966	2,546,039
Wintrust Financial, 6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.507%	15,775	457,002
		48,827,509
Industrials — 2.7%
Air Lease, 6.150%, VAR ICE LIBOR USD 3 Month + 3.650%	13,721	371,702
Fortress Transportation and Infrastructure Investors, 8.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.378%	5,775	162,971
Fortress Transportation and Infrastructure Investors, 8.250%, VAR ICE LIBOR USD 3 Month + 6.886%	5,909	153,752
WESCO International, 10.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 10.325%	29,627	925,251
		1,613,676
Utilities — 1.9%
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.632%	27,384	756,346
Tennessee Valley Authority, 2.134%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr + 0.940%	15,013	389,137
		1,145,483
TOTAL UNITED STATES		56,347,946
TOTAL PREFERRED STOCK
(Cost $57,984,877)		58,532,811

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Variable Rate Preferred ETF

Value
TOTAL INVESTMENTS — 99.4%
(Cost $57,984,877)	$58,532,811

Percentages are based on Net Assets of $58,860,973.

‡	Real Estate Investment Trust

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD – U.S. Dollar
VAR – Variable Rate

As of August 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments		August 31, 2021 (Unaudited)

Global X MLP ETF

	Shares	Value

MASTER LIMITED PARTNERSHIPS — 95.7%
Energy — 95.7%
BP Midstream Partners	3,449,657	$45,328,493
Cheniere Energy Partners	1,052,362	42,967,941
Crestwood Equity Partners	1,662,400	43,804,240
DCP Midstream	1,668,017	43,468,523
Delek Logistics Partners	697,731	30,169,888
Energy Transfer	9,074,522	84,393,055
Enterprise Products Partners	4,230,812	94,177,875
Genesis Energy	5,399,582	42,602,702
Holly Energy Partners	2,478,128	46,093,181
Magellan Midstream Partners	1,555,047	76,523,863
MPLX	2,349,600	66,070,752
NuStar Energy	2,805,428	45,588,205
Oasis Midstream Partners	1,233,833	26,157,260
PBF Logistics	2,095,594	25,356,687
Phillips 66 Partners	1,235,525	44,170,019
Plains All American Pipeline	5,815,901	54,262,356
Shell Midstream Partners	3,683,330	44,826,126
Western Midstream Partners	2,419,164	47,754,297
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $688,997,541)		903,715,463

COMMON STOCK — 4.1%
Energy — 4.1%
EnLink Midstream	3,590,280	19,351,609
Hess Midstream, Cl A	768,109	19,771,126
TOTAL COMMON STOCK
(Cost $35,769,275)		39,122,735

TOTAL INVESTMENTS — 99.8%
(Cost $724,766,816)		$942,838,198

Schedule of Investments		August 31, 2021 (Unaudited)

Global X MLP ETF

Percentages are based on Net Assets of $944,270,764.

As of August 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments		August 31, 2021 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 76.0%
CANADA — 22.3%
Energy — 22.3%
Enbridge	1,564,239	$61,490,235
Pembina Pipeline	955,407	29,092,143
TC Energy	1,270,082	60,303,494
TOTAL CANADA		150,885,872

UNITED STATES — 53.7%
Energy — 53.7%
Antero Midstream	3,323,232	31,936,260
Archrock	2,198,774	16,886,584
Cheniere Energy *	507,710	44,404,317
EnLink Midstream	3,761,500	20,274,485
Equitrans Midstream	3,626,192	31,656,656
Kinder Morgan	3,613,047	58,784,275
ONEOK	917,764	48,200,965
Plains GP Holdings, Cl A	2,681,003	26,166,589
Targa Resources	699,522	30,723,006
Williams	2,197,335	54,252,201
TOTAL UNITED STATES		363,285,338
TOTAL COMMON STOCK
(Cost $481,607,015)		514,171,210

MASTER LIMITED PARTNERSHIPS — 23.8%
UNITED STATES— 23.8%
Energy — 23.8%
Cheniere Energy Partners	109,732	4,480,358
DCP Midstream	244,406	6,369,220
Enable Midstream Partners	231,246	1,789,844
Energy Transfer	3,244,563	30,174,436
Enterprise Products Partners	1,360,913	30,293,923

Schedule of Investments		August 31, 2021 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Holly Energy Partners	119,942	$2,230,921
Magellan Midstream Partners	600,347	29,543,076
MPLX	837,135	23,540,236
Phillips 66 Partners	156,672	5,601,024
Plains All American Pipeline	1,240,980	11,578,344
Shell Midstream Partners	330,959	4,027,771
Western Midstream Partners	567,816	11,208,688
TOTAL UNITED STATES		160,837,841
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $119,586,193)		160,837,841
TOTAL INVESTMENTS — 99.8%
(Cost $601,193,208)		$675,009,051

Percentages are based on Net Assets of $676,054,754.

*	Non-income producing security.

Cl — Class

As of August 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments		August 31, 2021 (Unaudited)

Global X TargetIncome™ 5 ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 99.8%
Global X SuperDividend® ETF (A)	68,836	$938,235
Global X U.S. Preferred ETF (A)	51,048	1,329,800
iShares Core U.S. Aggregate Bond ETF	2,866	332,628
SPDR Blackstone Senior Loan ETF	28,508	1,310,513
VanEck J. P. Morgan EM Local Currency Bond ETF	41,308	1,287,570
Xtrackers USD High Yield Corporate Bond ETF	32,922	1,328,074
TOTAL EXCHANGE TRADED FUNDS
(Cost $6,516,661)		6,526,820
TOTAL INVESTMENTS — 99.8%
(Cost $6,516,661)		$6,526,820

Percentages are based on Net Assets of $6,536,883.

(A)	Affiliated investment.

EM — Emerging Markets
ETF — Exchange Traded Fund
SPDR — Standard & Poor’s Depository Receipts
USD — U.S. Dollar

As of August 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments		August 31, 2021 (Unaudited)

Global X TargetIncome™ 5 ETF

The following is a summary of the transactions with affiliates for the period ended August 31, 2021:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation/		Value at		Dividend
11/30/2020	Cost	Sales	(Deprecitation)	Realized Gain	8/31/2021	Shares	Income
Global X MLP & Energy Infrastructure ETF
$0	$418,453	$(471,233)	$0	$52,780	$0	0	$5,559

Global X SuperDividend® ETF
$985,182	$1,190,642	$(1,372,211)	$94,513	$40,109	$938,235	68,836	$54,636

Global X SuperDividend® U.S. ETF
$233,537	$1,569,153	$(1,933,465)	$(20,038)	$150,813	$0	0	$24,162

Global X U.S. Preferred ETF
$0	$1,640,193	$(335,529)	$22,235	$2,901	$1,329,800	51,048	$26,774
Totals:
$1,218,719	$4,818,441	$(4,112,438)	$96,710	$246,603	$2,268,035	119,884	$111,131

Schedule of Investments		August 31, 2021 (Unaudited)

Global X TargetIncome™ Plus 2 ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Global X SuperDividend® ETF (A)	33,015	$449,994
Global X U.S. Preferred ETF (A)	36,749	957,311
iShares 20+ Year Treasury Bond ETF	3,420	508,999
iShares Core U.S. Aggregate Bond ETF	2,065	239,664
SPDR Blackstone Senior Loan ETF	20,520	943,304
VanEck J. P. Morgan EM Local Currency Bond ETF	22,293	694,873
Xtrackers USD High Yield Corporate Bond ETF	23,696	955,897
TOTAL EXCHANGE TRADED FUNDS
(Cost $4,767,681)		4,750,042
TOTAL INVESTMENTS — 99.9%
(Cost $4,767,681)		$4,750,042

Percentages are based on Net Assets of $4,756,629.

(A)	Affiliated investment.

EM — Emerging Markets
ETF — Exchange Traded Fund
SPDR — Standard & Poor’s Depository Receipts
USD — U.S. Dollar

As of August 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments		August 31, 2021 (Unaudited)

Global X TargetIncome™ Plus 2 ETF

The following is a summary of the transactions with affiliates for the period ended August 31, 2021:

			Changes in
Value at	Purchases at	Proceeds from	Unrealized	Realized	Value at		Dividend
11/30/2020	Cost	Sales	Depreciation	Gain/( Loss)	8/31/2021	Shares	Income
Global X SuperDividend® ETF
$0	$682,393	$(219,113)	$(9,881)	$(3,405)	$449,994	33,015	$17,067

Global X U.S. Preferred ETF
$0	$1,231,468	$(274,446)	$(3,608)	$3,897	$957,311	36,749	$12,506
Totals:
$0	$1,913,861	$(493,559)	$(13,489)	$492	$1,407,305	69,764	$29,573

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 0.5%
Financials — 0.5%
Toronto-Dominion Bank	38,051	$2,471,032

UNITED STATES — 99.3%
Communication Services — 8.7%
Alphabet, Cl A *	5,756	16,657,576
AT&T	88,948	2,438,954
Comcast, Cl A	42,909	2,603,719
Discovery, Cl A *	87,960	2,536,766
Facebook, Cl A *	16,811	6,377,757
Netflix *	4,905	2,791,877
Omnicom Group	34,632	2,535,755
T-Mobile US *	17,394	2,383,326
Verizon Communications	44,804	2,464,220
Walt Disney *	14,221	2,578,267
		43,368,217
Consumer Discretionary — 11.8%
Amazon.com *	4,288	14,882,747
Best Buy	22,099	2,574,754
Booking Holdings *	1,134	2,607,825
BorgWarner	53,281	2,274,033
Choice Hotels International	21,219	2,532,700
Darden Restaurants	17,260	2,600,219
eBay	34,054	2,613,303
Etsy *	11,987	2,592,309
General Motors *	45,580	2,233,876
Hilton Worldwide Holdings *	19,553	2,441,388
Home Depot	7,692	2,508,977
Lowe's	12,395	2,527,217
Marriott International, Cl A *	17,991	2,431,304
NIKE, Cl B	15,051	2,479,502

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ross Stores	20,573	$2,435,843
Starbucks	20,169	2,369,656
Target	9,597	2,370,267
VF	30,139	2,304,729
Whirlpool	11,401	2,525,664
		59,306,313
Consumer Staples — 8.4%
Campbell Soup	56,180	2,344,391
Church & Dwight	28,356	2,372,263
Clorox	13,551	2,277,246
Coca-Cola	43,921	2,473,192
Colgate-Palmolive	30,065	2,343,567
Costco Wholesale	5,912	2,692,857
Estee Lauder, Cl A	7,506	2,555,718
General Mills	41,529	2,400,791
Hershey	13,971	2,482,647
Hormel Foods	53,539	2,438,166
J M Smucker	19,119	2,364,447
Kellogg	39,883	2,518,213
Kimberly-Clark	18,810	2,592,205
McCormick	29,213	2,520,790
PepsiCo	15,925	2,490,510
Procter & Gamble	17,910	2,550,205
Walgreens Boots Alliance	53,809	2,730,807
		42,148,015
Energy — 1.5%
Chevron	25,326	2,450,797
ConocoPhillips	45,247	2,512,566
ONEOK	47,293	2,483,828
		7,447,191

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — 10.1%
Aflac	47,928	$2,716,559
Allstate	19,297	2,610,498
American Express	14,453	2,398,620
Bank of America	66,419	2,772,992
BlackRock, Cl A	2,880	2,716,675
Capital One Financial	15,646	2,596,767
Citigroup	37,534	2,699,070
FactSet Research Systems	7,326	2,785,493
Hartford Financial Services Group	40,782	2,741,366
JPMorgan Chase	16,609	2,656,610
Moody's	6,561	2,498,232
Morgan Stanley	26,489	2,766,246
Northern Trust	22,768	2,698,463
PNC Financial Services Group	13,987	2,672,916
Progressive	26,438	2,547,037
Prudential Financial	25,256	2,674,105
S&P Global	5,983	2,655,375
T Rowe Price Group	12,075	2,703,230
US Bancorp	44,935	2,578,820
		50,489,074

Health Care — 14.4%
Abbott Laboratories	20,729	2,619,524
AbbVie	21,186	2,558,845
Agilent Technologies	16,438	2,884,376
Amgen	9,896	2,231,845
Becton Dickinson	9,968	2,508,946
Biogen *	7,696	2,608,251
Boston Scientific *	58,151	2,625,518
Bristol-Myers Squibb	37,636	2,516,343
Edwards Lifesciences *	22,890	2,682,249
Eli Lilly	10,253	2,648,247

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value

COMMON STOCK — continued
Health Care — continued
Gilead Sciences	36,279	$2,640,386
Humana	5,307	2,151,564
IDEXX Laboratories *	3,614	2,434,969
Illumina *	5,057	2,311,858
IQVIA Holdings *	10,048	2,609,767
Johnson & Johnson	14,571	2,522,677
Masimo *	9,121	2,476,716
Merck	31,881	2,432,201
Mettler-Toledo International *	1,697	2,635,153
PerkinElmer	15,239	2,816,167
Pfizer	60,074	2,767,610
Quest Diagnostics	17,957	2,744,368
Regeneron Pharmaceuticals *	4,268	2,874,072
Stryker	9,312	2,580,355
Thermo Fisher Scientific	4,706	2,611,595
Vertex Pharmaceuticals *	12,491	2,501,822
Waters *	6,513	2,696,512
Zoetis, Cl A	12,300	2,516,088
		72,208,024

Industrials — 9.6%
3M	12,302	2,395,691
Caterpillar	11,949	2,519,686
Cummins	10,545	2,488,409
Deere	7,055	2,667,001
FedEx	8,423	2,237,907
Honeywell International	11,064	2,565,853
Illinois Tool Works	10,880	2,533,517
Owens Corning	25,992	2,483,536
Raytheon Technologies	29,184	2,473,636
Republic Services, Cl A	21,555	2,675,622
Rockwell Automation	8,362	2,721,413

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Southwest Airlines *	49,384	$2,458,336
Union Pacific	11,212	2,431,210
United Parcel Service, Cl B	11,913	2,330,540
Verisk Analytics, Cl A	13,111	2,645,275
Waste Connections	20,073	2,593,632
Waste Management	17,108	2,653,622
WW Grainger	5,455	2,365,834
Xylem	20,320	2,769,818
		48,010,538

Information Technology — 25.9%
Accenture, Cl A	7,860	2,645,362
Adobe *	3,996	2,652,145
Advanced Micro Devices *	27,177	3,009,037
Akamai Technologies *	20,944	2,371,908
Analog Devices	15,628	2,546,583
Apple	171,561	26,048,107
Applied Materials	18,475	2,496,527
Arista Networks *	6,576	2,430,029
Automatic Data Processing	12,174	2,544,853
Cisco Systems	45,336	2,675,731
Cognizant Technology Solutions, Cl A	36,140	2,757,843
F5 Networks *	13,026	2,651,703
Intel	47,248	2,554,227
Intuit	4,740	2,683,361
Jack Henry & Associates	14,622	2,579,028
Keysight Technologies *	15,684	2,813,396
Lam Research	4,015	2,428,352
Littelfuse	10,003	2,854,856
Mastercard, Cl A	6,412	2,220,027
Micron Technology	32,971	2,429,963
Microsoft	81,258	24,530,166

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value

COMMON STOCK — continued
Information Technology — continued
NVIDIA	12,808	$2,867,071
ON Semiconductor *	68,897	3,056,270
Oracle	28,553	2,544,929
Paychex	22,304	2,553,139
Paycom Software *	6,221	3,041,447
QUALCOMM	17,289	2,536,123
salesforce.com *	10,184	2,701,510
Square, Cl A *	9,487	2,543,180
Texas Instruments	13,383	2,554,949
Visa, Cl A	10,051	2,302,684
Workday, Cl A *	10,414	2,844,688
		129,469,194

Materials — 2.5%
Air Products & Chemicals	8,509	2,293,261
Ecolab	11,487	2,588,710
International Flavors & Fragrances	17,188	2,603,982
Newmont	41,665	2,416,153
Steel Dynamics	42,388	2,860,766
		12,762,872

Real Estate — 2.7%
American Tower, Cl A ‡	8,775	2,563,792
CBRE Group, Cl A *	28,544	2,748,787
Equinix ‡	3,004	2,533,724
Jones Lang LaSalle *	12,257	2,971,465
ProLogis ‡	19,578	2,636,373
		13,454,141

Utilities — 3.7%
American Water Works	14,969	2,728,100
Duke Energy	23,966	2,508,282
Entergy	24,373	2,695,898
Exelon	53,821	2,638,305

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
NextEra Energy	31,803	$2,671,134
Sempra Energy	19,151	2,534,826
WEC Energy Group	26,624	2,515,436
		18,291,981

TOTAL UNITED STATES		496,955,560

TOTAL COMMON STOCK
(Cost $375,761,905)		499,426,592

TOTAL INVESTMENTS — 99.8%
(Cost $375,761,905)		$499,426,592

Percentages are based on Net Assets of $500,573,412.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor's

As of August 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.8%
IRELAND— 0.5%
Information Technology — 0.5%
Seagate Technology Holdings	10,146	$888,688

UNITED STATES— 99.3%

Communication Services — 9.7%
AT&T	123,038	3,373,702
Cable One	106	222,556
Charter Communications, Cl A *	2,827	2,308,698
DISH Network, Cl A *	20,788	906,149
Electronic Arts	1,077	156,391
Fox, Cl A	23,685	886,766
Interpublic Group	24,626	916,826
Liberty Broadband, Cl C *	1,452	277,797
Lumen Technologies	65,973	811,468
Nexstar Media Group, Cl A	5,932	888,317
Omnicom Group	11,631	851,622
TEGNA	48,870	865,976
T-Mobile US *	2,207	302,403
Verizon Communications	61,354	3,374,470
ViacomCBS, Cl B	20,837	863,694
Walt Disney *	666	120,746
Zynga, Cl A *	13,460	119,121
		17,246,702
Consumer Discretionary — 8.0%
AutoZone *	167	258,708
Cracker Barrel Old Country Store	6,037	866,792
Dick's Sporting Goods	8,450	1,189,845
Dollar General	1,087	242,303
Domino's Pizza	272	140,594
Foot Locker	14,607	828,071
Frontdoor *	7,491	326,757
Garmin	16,939	2,954,670

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value

COMMON STOCK — continued
Consumer Discretionary — continued
H&R Block	35,733	$916,551
KB Home	20,898	899,241
McDonald's	10,911	2,590,926
Newell Brands	31,453	799,221
Qurate Retail, Cl A *	71,192	785,248
Starbucks	1,097	128,887
Whirlpool	3,946	874,157
Yum! Brands	2,713	355,484
		14,157,455
Consumer Staples — 10.4%
Altria Group	17,889	898,564
Archer-Daniels-Midland	14,502	870,120
Bunge	11,294	855,069
Church & Dwight	2,088	174,682
Clorox	696	116,963
Coca-Cola	32,437	1,826,527
Costco Wholesale	752	342,528
Flowers Foods	94,812	2,287,814
Hershey	1,084	192,627
Hormel Foods	2,519	114,715
J M Smucker	6,617	818,324
Kraft Heinz	21,772	783,574
Kroger	64,181	2,954,251
Mondelez International, Cl A	3,407	211,473
PepsiCo	6,909	1,080,499
Procter & Gamble	2,174	309,556
Tyson Foods, Cl A	11,994	941,769
Walgreens Boots Alliance	18,368	932,176
Walmart	18,235	2,700,604
		18,411,835

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value

COMMON STOCK — continued
Energy — 3.0%
Baker Hughes, Cl A	42,376	$965,325
DT Midstream	20,474	951,427
HollyFrontier	29,765	962,303
Kinder Morgan	48,020	781,285
ONEOK	16,033	842,053
Williams	33,908	837,189
		5,339,582
Financials — 23.6%
Aflac	15,909	901,722
AGNC Investment ‡	208,928	3,407,616
Annaly Capital Management ‡	139,644	1,213,506
Aon, Cl A	630	180,722
Arthur J Gallagher	18,276	2,624,799
Bank OZK	21,433	909,402
Berkshire Hathaway, Cl B *	480	137,170
Blackstone Mortgage Trust, Cl A ‡	27,414	899,453
CIT Group	17,795	986,199
Citigroup	12,269	882,264
Citizens Financial Group	19,349	847,293
Comerica	12,286	908,058
Erie Indemnity, Cl A	700	123,963
Fifth Third Bancorp	22,773	884,959
First Horizon	54,286	889,748
Huntington Bancshares	61,013	947,532
Invesco	33,403	845,764
Jefferies Financial Group	26,319	972,750
KeyCorp	44,164	897,412
Lincoln National	13,952	957,805
M&T Bank	6,443	902,084
Marsh & McLennan	18,079	2,842,019
MetLife	14,531	900,922

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value

COMMON STOCK — continued
Financials — continued
MGIC Investment	62,753	$958,238
Morningstar	894	239,583
New Residential Investment ‡	88,553	966,999
New York Community Bancorp	76,750	960,910
Old Republic International	35,611	925,886
PacWest Bancorp	21,389	910,102
People's United Financial	54,253	891,377
Principal Financial Group	13,526	903,672
Progressive	1,706	164,356
Prudential Financial	8,691	920,203
Radian Group	38,613	912,425
Regions Financial	44,554	910,238
Reinsurance Group of America, Cl A	7,761	898,879
Starwood Property Trust ‡	33,530	865,074
Synovus Financial	20,298	874,844
Umpqua Holdings	47,179	918,575
United Bankshares	24,624	894,590
Unum Group	29,985	798,201
Valley National Bancorp	66,142	862,492
W R Berkley	1,691	127,349
Zions Bancorp	16,600	961,140
		41,928,295
Health Care — 14.6%
AbbVie	7,327	884,955
Baxter International	1,588	121,037
Bio-Rad Laboratories, Cl A *	1,293	1,040,632
Bristol-Myers Squibb	2,011	134,455
Cardinal Health	14,628	767,824
Centene *	11,756	740,393
Cerner	33,135	2,529,857
Change Healthcare *	5,748	125,479

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value

COMMON STOCK — continued
Health Care — continued
Chemed	343	$163,508
Cigna	3,670	776,755
CVS Health	10,320	891,545
Danaher	1,255	406,821
Eli Lilly	1,246	321,829
Gilead Sciences	1,865	135,735
Johnson & Johnson	15,135	2,620,323
Medtronic	1,731	231,054
Merck	17,660	1,347,281
Organon	28,140	953,665
Perrigo	18,616	762,325
Pfizer	62,758	2,891,261
Premier, Cl A	90,813	3,376,427
QIAGEN *	43,535	2,430,124
Quest Diagnostics	8,212	1,255,040
Universal Health Services, Cl B	5,581	869,297
Waters *	344	142,423
		25,920,045
Industrials — 7.1%
AMERCO *	217	143,470
CH Robinson Worldwide	2,575	231,905
FTI Consulting *	1,023	142,923
General Dynamics	4,580	917,420
Huntington Ingalls Industries	4,081	833,218
Knight-Swift Transportation Holdings, Cl A	18,280	949,280
L3Harris Technologies	724	168,699
Lockheed Martin	6,653	2,393,749
Northrop Grumman	510	187,527
nVent Electric	28,667	984,998
Republic Services, Cl A	22,409	2,781,629
Waste Management	17,772	2,756,615

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Watsco	780	$217,168
		12,708,601
Information Technology — 12.6%
Accenture, Cl A	881	296,509
Akamai Technologies *	1,128	127,746
Alliance Data Systems	8,586	842,372
Amdocs	44,117	3,398,332
Automatic Data Processing	978	204,441
Black Knight *	3,364	254,554
Cisco Systems	16,384	966,984
Citrix Systems	16,385	1,685,525
Fidelity National Information Services	14,792	1,889,974
Hewlett Packard Enterprise	60,242	931,341
HP	30,057	893,895
Intel	15,243	824,037
International Business Machines	6,182	867,582
Jack Henry & Associates	13,163	2,321,690
Juniper Networks	31,552	914,377
Motorola Solutions	1,129	275,724
NortonLifeLock	100,592	2,671,724
Oracle	3,051	271,936
Paychex	1,146	131,183
Tyler Technologies *	5,300	2,574,210
		22,344,136
Materials — 5.2%
Air Products & Chemicals	449	121,010
AptarGroup	2,205	297,234
Corteva	20,308	892,943
Dow	14,352	902,741
Huntsman	33,276	879,485
International Paper	15,056	904,715

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
LyondellBasell Industries, Cl A	8,830	$886,090
Mosaic	28,152	905,931
Royal Gold	14,320	1,594,246
Scotts Miracle-Gro, Cl A	4,691	735,690
Sonoco Products	2,067	134,975
Steel Dynamics	14,421	973,273
		9,228,333
Real Estate — 2.5%
Alexandria Real Estate Equities ‡	726	149,825
CoreSite Realty ‡	923	136,945
CubeSmart ‡	5,800	310,300
Digital Realty Trust ‡	786	128,833
Equity LifeStyle Properties ‡	1,829	155,593
Essex Property Trust ‡	461	152,471
Extra Space Storage ‡	1,660	310,271
Public Storage ‡	6,073	1,965,283
SL Green Realty ‡	10,973	768,988
Sun Communities ‡	2,206	444,487
		4,522,996
Utilities — 2.6%
Alliant Energy	2,222	135,075
Ameren	1,742	152,808
American Electric Power	2,395	214,520
CMS Energy	2,535	162,570
Consolidated Edison	2,064	155,729
Duke Energy	7,923	829,221
Hawaiian Electric Industries	2,991	130,408
National Fuel Gas	4,493	232,782
PNM Resources	49,104	2,430,648
Southern	2,489	163,602
		4,607,363

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Factor ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$176,415,343
TOTAL COMMON STOCK
(Cost $154,880,624)	177,304,031

TOTAL INVESTMENTS — 99.8%
(Cost $154,880,624)	$177,304,031
Percentages are based on Net Assets of $177,721,580.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of August 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA— 0.2%
Consumer Discretionary — 0.2%
MercadoLibre *	104	$194,215
CHINA— 0.1%
Consumer Discretionary — 0.1%
Yum China Holdings	918	56,512
IRELAND— 0.1%
Information Technology — 0.1%
Seagate Technology Holdings	518	45,372
KOREA— 0.1%
Consumer Discretionary — 0.1%
Coupang, Cl A *	1,551	46,468
PERU— 0.0%
Materials — 0.0%
Southern Copper	212	13,269
UNITED KINGDOM— 0.4%
Materials — 0.4%
Linde	1,192	374,990
UNITED STATES— 98.9%
Communication Services — 11.6%
Activision Blizzard	1,789	147,360
Alphabet, Cl C *	637	1,853,186
Alphabet, Cl A *	680	1,967,886
Altice USA, Cl A *	738	20,251
AMC Entertainment Holdings, Cl A *	1,177	55,472
AT&T	16,455	451,196
Charter Communications, Cl A *	283	231,115
Comcast, Cl A	10,451	634,166
Discovery, Cl C *	706	19,479

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Discovery, Cl A *	353	$10,181
DISH Network, Cl A *	565	24,628
Electronic Arts	659	95,693
Facebook, Cl A *	5,508	2,089,625
Fox, Cl B	353	12,224
Fox, Cl A	772	28,904
Liberty Broadband, Cl C *	341	65,240
Liberty Broadband, Cl A *	47	8,731
Live Nation Entertainment *	306	26,530
Match Group *	565	77,654
Netflix *	984	560,083
Omnicom Group	518	37,928
Pinterest, Cl A *	1,113	61,849
Roku, Cl A *	259	91,272
Sirius XM Holdings	2,445	15,330
Snap, Cl A *	2,463	187,459
Spotify Technology *	306	71,708
Take-Two Interactive Software *	259	41,756
T-Mobile US *	1,311	179,633
Twitter *	1,789	115,391
Verizon Communications	9,153	503,415
ViacomCBS, Cl B	1,224	50,735
ViacomCBS	7	322
Walt Disney *	4,190	759,647
Warner Music Group, Cl A	212	8,056
Zillow Group, Cl C *	321	30,742
Zillow Group, Cl A *	94	8,986
ZoomInfo Technologies, Cl A *	212	13,820
		10,557,653
Consumer Discretionary — 11.6%
Airbnb, Cl A *	319	49,442

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value

COMMON STOCK — continued
Consumer Discretionary — continued
Amazon.com *	994	$3,449,966
Aptiv *	612	93,140
AutoZone *	47	72,810
Bath & Body Works	538	36,304
Best Buy	565	65,828
Booking Holdings *	89	204,671
Burlington Stores *	150	44,924
Caesars Entertainment *	412	41,872
CarMax *	353	44,199
Carnival *	1,548	37,369
Carvana, Cl A *	212	69,549
Chewy, Cl A *	212	18,681
Chipotle Mexican Grill, Cl A *	60	114,200
Darden Restaurants	306	46,099
Dollar General	565	125,944
Dollar Tree *	565	51,155
Domino's Pizza	69	35,665
DoorDash, Cl A *	297	56,846
DR Horton	819	78,313
DraftKings, Cl A *	627	37,175
eBay	1,530	117,412
Etsy *	274	59,255
Expedia Group *	306	44,217
Ford Motor *	8,968	116,853
Garmin	321	55,992
General Motors *	2,900	142,129
Genuine Parts	306	37,390
Hilton Worldwide Holdings *	612	76,414
Home Depot	2,473	806,644
Las Vegas Sands *	871	38,855
Lennar, Cl B	47	4,113

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lennar, Cl A	612	$65,674
Lowe's	1,671	340,700
Lululemon Athletica *	306	122,452
Marriott International, Cl A *	580	78,381
McDonald's	1,742	413,655
MGM Resorts International	892	38,017
NIKE, Cl B	2,848	469,180
NVR *	6	31,080
O'Reilly Automotive *	180	106,934
Peloton Interactive, Cl A *	533	53,401
Ross Stores	824	97,562
Royal Caribbean Cruises *	452	37,394
Starbucks	2,707	318,045
Target	1,177	290,696
Tesla *	1,774	1,305,167
TJX	2,495	181,436
Tractor Supply	259	50,311
Ulta Beauty *	94	36,407
VF	711	54,370
Victoria's Secret *	181	12,000
Wayfair, Cl A *	180	50,535
Yum! Brands	659	86,349
		10,513,172
Consumer Staples — 5.7%
Altria Group	4,284	215,185
Archer-Daniels-Midland	1,271	76,260
Brown-Forman, Cl B	659	46,275
Brown-Forman, Cl A	47	3,111
Campbell Soup	518	21,616
Church & Dwight	565	47,268
Clorox	306	51,423

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Coca-Cola	8,899	$501,104
Colgate-Palmolive	1,930	150,444
Conagra Brands	1,130	37,426
Constellation Brands, Cl A	353	74,532
Costco Wholesale	998	454,579
Estee Lauder, Cl A	518	176,374
General Mills	1,436	83,015
Hershey	353	62,728
Hormel Foods	659	30,011
J M Smucker	259	32,031
Kellogg	612	38,642
Keurig Dr Pepper	1,552	55,360
Kimberly-Clark	824	113,555
Kraft Heinz	1,483	53,373
Kroger	1,675	77,100
McCormick	565	48,754
Mondelez International, Cl A	3,220	199,864
Monster Beverage *	871	84,983
PepsiCo	3,154	493,254
Philip Morris International	3,610	371,830
Procter & Gamble	5,668	807,067
Sysco	1,130	90,005
Tyson Foods, Cl A	659	51,745
Walgreens Boots Alliance	1,624	82,418
Walmart	3,312	490,507
		5,121,839
Energy — 2.2%
Baker Hughes, Cl A	1,483	33,783
Cheniere Energy *	565	49,415
Chevron	4,298	415,918
ConocoPhillips	3,066	170,255

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
EOG Resources	1,318	$88,991
Exxon Mobil	9,745	531,298
Halliburton	1,883	37,622
Hess	659	45,306
Kinder Morgan	4,496	73,150
Marathon Petroleum	1,483	87,897
Occidental Petroleum	2,055	52,793
ONEOK	1,012	53,150
Phillips 66	965	68,602
Pioneer Natural Resources	502	75,134
Schlumberger	3,180	89,167
Valero Energy	918	60,873
Williams	2,801	69,157
		2,002,511
Financials — 10.5%
Aflac	1,515	85,870
Allstate	659	89,150
American Express	1,436	238,318
American International Group	1,930	105,301
Ameriprise Financial	291	79,417
Aon, Cl A	499	143,143
Apollo Global Management, Cl A	518	30,966
Arch Capital Group *	918	37,730
Arthur J Gallagher	405	58,166
Bank of America	17,580	733,964
Bank of New York Mellon	1,883	103,979
Berkshire Hathaway, Cl B *	2,976	850,451
BlackRock, Cl A	315	297,136
Blackstone, Cl A	1,530	192,367
Brown & Brown	565	32,798
Capital One Financial	1,012	167,962

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Charles Schwab	3,422	$249,293
Chubb	918	168,839
Cincinnati Financial	353	43,560
Citigroup	4,797	344,952
Citizens Financial Group	965	42,257
CME Group, Cl A	824	166,217
Discover Financial Services	659	84,497
Fifth Third Bancorp	1,624	63,109
First Republic Bank	353	70,226
Franklin Resources	659	21,378
Goldman Sachs Group	778	321,711
Hartford Financial Services Group	824	55,389
Huntington Bancshares	3,345	51,948
Interactive Brokers Group, Cl A	212	13,704
Intercontinental Exchange	1,239	148,098
JPMorgan Chase	6,959	1,113,091
KeyCorp	2,236	45,436
KKR	1,224	78,691
Loews	565	31,567
M&T Bank	306	42,843
Markel *	30	38,108
MarketAxess Holdings	84	39,977
Marsh & McLennan	1,177	185,024
MetLife	1,602	99,324
Moody's	353	134,412
Morgan Stanley	3,319	346,603
MSCI, Cl A	185	117,397
Nasdaq	259	50,707
Northern Trust	400	47,408
PNC Financial Services Group	965	184,412
Principal Financial Group	612	40,888

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Progressive	1,318	$126,976
Prudential Financial	918	97,198
Raymond James Financial	306	42,809
Regions Financial	2,189	44,721
Rocket, Cl A *	259	4,494
S&P Global	565	250,758
State Street	772	71,727
SVB Financial Group *	117	65,462
Synchrony Financial	1,271	63,232
T Rowe Price Group	518	115,965
Tradeweb Markets, Cl A	212	18,446
Travelers	590	94,229
Truist Financial	3,085	176,030
US Bancorp	3,107	178,311
Wells Fargo	9,491	433,739
Willis Towers Watson	306	67,540
		9,539,421
Health Care — 13.4%
10X Genomics, Cl A *	180	31,666
Abbott Laboratories	4,025	508,640
AbbVie	4,050	489,160
Agilent Technologies	691	121,250
Align Technology *	189	134,001
Alnylam Pharmaceuticals *	259	52,170
AmerisourceBergen, Cl A	353	43,140
Amgen	1,318	297,249
Anthem	565	211,948
Avantor *	1,157	45,632
Baxter International	1,177	89,711
Becton Dickinson	659	165,870
Biogen *	353	119,635

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
BioMarin Pharmaceutical *	400	$33,684
Bio-Rad Laboratories, Cl A *	47	37,827
Boston Scientific *	3,319	149,853
Bristol-Myers Squibb	5,187	346,803
Cardinal Health	659	34,591
Catalent *	353	46,045
Centene *	1,271	80,048
Cerner	699	53,369
Cigna	810	171,437
Cooper	113	50,930
CVS Health	3,013	260,293
Danaher	1,483	480,729
DENTSPLY SIRONA	518	31,961
DexCom *	225	119,120
Edwards Lifesciences *	1,436	168,270
Elanco Animal Health *	1,125	37,553
Eli Lilly	1,930	498,500
Exact Sciences *	353	36,846
Gilead Sciences	2,848	207,277
HCA Healthcare	612	154,824
Hologic *	612	48,440
Horizon Therapeutics *	518	55,991
Humana	306	124,059
IDEXX Laboratories *	212	142,837
Illumina *	331	151,320
Incyte *	400	30,596
Insulet *	113	33,653
Intuitive Surgical *	270	284,461
IQVIA Holdings *	400	103,892
Johnson & Johnson	6,073	1,051,417
Laboratory Corp of America Holdings *	259	78,575

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Masimo *	113	$30,684
McKesson	353	72,061
Medtronic	3,107	414,722
Merck	5,799	442,406
Mettler-Toledo International *	47	72,983
Moderna *	789	297,208
PerkinElmer	259	47,863
Pfizer	12,830	591,078
Quest Diagnostics	306	46,766
Regeneron Pharmaceuticals *	235	158,249
ResMed	306	88,902
Royalty Pharma, Cl A	637	24,620
Seagen *	306	51,286
STERIS	212	45,582
Stryker	723	200,343
Teladoc Health *	306	44,193
Teleflex	94	37,173
Thermo Fisher Scientific	918	509,444
UnitedHealth Group	2,155	897,062
Veeva Systems, Cl A *	306	101,585
Vertex Pharmaceuticals *	612	122,577
Viatris *	2,745	40,159
Waters *	113	46,784
West Pharmaceutical Services	175	79,034
Zimmer Biomet Holdings	518	77,933
Zoetis, Cl A	1,130	231,153
		12,187,123
Industrials — 7.9%
3M	1,318	256,667
AMETEK	565	76,823
Boeing *	1,313	288,204

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Carrier Global	2,048	$117,965
Caterpillar	1,224	258,105
Cintas	212	83,903
Copart *	518	74,758
CoStar Group *	768	65,080
CSX	5,351	174,068
Cummins	306	72,210
Deere	636	240,427
Delta Air Lines *	1,483	59,973
Dover	306	53,354
Eaton	918	154,554
Emerson Electric	1,318	139,049
Equifax	306	83,312
Expeditors International of Washington	353	43,998
Fastenal	1,318	73,610
FedEx	565	150,115
Fortive	706	52,152
Generac Holdings *	112	48,942
General Dynamics	565	113,175
General Electric	2,510	264,579
HEICO	94	11,921
HEICO, Cl A	212	24,219
Honeywell International	1,577	365,722
IDEX	212	47,488
IHS Markit	871	105,043
Illinois Tool Works	659	153,455
Ingersoll Rand *	871	46,180
Jacobs Engineering Group	306	41,298
JB Hunt Transport Services	212	37,609
Johnson Controls International	1,656	123,868
Kansas City Southern	259	72,694

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
L3Harris Technologies	518	$120,699
Leidos Holdings	306	30,022
Lockheed Martin	565	203,287
Lyft, Cl A *	568	27,042
Masco	612	37,161
Norfolk Southern	612	155,166
Northrop Grumman	353	129,798
Old Dominion Freight Line	259	74,778
Otis Worldwide	965	88,992
PACCAR	824	67,461
Parker-Hannifin	306	90,781
Raytheon Technologies	3,485	295,388
Republic Services, Cl A	518	64,299
Rockwell Automation	259	84,292
Rollins	518	20,161
Roper Technologies	259	125,170
Southwest Airlines *	1,318	65,610
Stanley Black & Decker	353	68,224
Teledyne Technologies *	79	36,607
Trane Technologies	565	112,153
TransDigm Group *	121	73,504
TransUnion	400	48,612
Uber Technologies *	2,805	109,788
Union Pacific	1,562	338,705
United Airlines Holdings *	659	30,650
United Parcel Service, Cl B	1,624	317,703
United Rentals *	168	59,245
Verisk Analytics, Cl A	353	71,221
Waste Management	965	149,681
Westinghouse Air Brake Technologies	400	35,916
WW Grainger	94	40,768

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value

COMMON STOCK — continued
Industrials — continued
Xylem	400	$54,524
		7,201,928
Information Technology — 29.4%
Accenture, Cl A	1,466	493,397
Adobe *	1,103	732,061
Advanced Micro Devices *	2,722	301,380
Akamai Technologies *	353	39,977
Amphenol, Cl A	1,318	100,998
Analog Devices	1,255	204,502
ANSYS *	212	77,456
Apple	38,349	5,822,528
Applied Materials	2,095	283,097
AppLovin, Cl A *	69	4,858
Arista Networks *	113	41,757
Atlassian, Cl A *	306	112,320
Autodesk *	518	160,627
Automatic Data Processing	962	201,096
Bentley Systems, Cl B	416	26,828
Broadcom	918	456,439
Broadridge Financial Solutions	259	44,605
Cadence Design Systems *	612	100,050
CDW	306	61,387
Cisco Systems	8,993	530,766
Citrix Systems	306	31,478
Cloudflare, Cl A *	457	55,178
Cognizant Technology Solutions, Cl A	1,224	93,403
Corning	1,742	69,663
Coupa Software *	212	51,900
Crowdstrike Holdings, Cl A *	400	112,400
Datadog, Cl A *	420	57,876
Dell Technologies, Cl C *	565	55,065

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value

COMMON STOCK — continued
Information Technology — continued
DocuSign, Cl A *	400	$118,496
Enphase Energy *	264	45,865
EPAM Systems *	113	71,508
Fidelity National Information Services	1,436	183,478
Fiserv *	1,291	152,067
FleetCor Technologies *	212	55,815
Fortinet *	306	96,433
Gartner *	212	65,453
Global Payments	659	107,180
GoDaddy, Cl A *	353	25,878
Hewlett Packard Enterprise	2,981	46,086
HP	3,042	90,469
HubSpot *	80	54,758
Intel	9,427	509,625
International Business Machines	2,080	291,907
Intuit	612	346,459
Keysight Technologies *	400	71,752
KLA	353	120,006
Lam Research	327	197,776
Marvell Technology	1,780	108,918
Mastercard, Cl A	2,012	696,615
Microchip Technology	580	91,269
Micron Technology	2,542	187,345
Microsoft	17,106	5,163,958
MongoDB, Cl A *	113	44,277
Motorola Solutions	353	86,210
NetApp	518	46,066
NVIDIA	5,477	1,226,027
Okta, Cl A *	327	86,197
Oracle	3,786	337,446
Palantir Technologies, Cl A *	3,470	91,400

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value

COMMON STOCK — continued
Information Technology — continued
Palo Alto Networks *	228	$105,117
Paychex	706	80,816
Paycom Software *	113	55,246
PayPal Holdings *	2,707	781,403
Qorvo *	259	48,700
QUALCOMM	2,648	388,435
RingCentral, Cl A *	212	53,479
salesforce.com *	2,128	564,495
ServiceNow *	450	289,638
Skyworks Solutions	353	64,761
Snowflake, Cl A *	598	182,001
SolarEdge Technologies *	94	27,239
Splunk *	353	53,963
Square, Cl A *	871	233,489
SS&C Technologies Holdings	543	41,083
Synopsys *	353	117,281
TE Connectivity	706	106,055
Teradyne	353	42,868
Texas Instruments	2,120	404,729
Trade Desk, Cl A *	982	78,609
Trimble *	566	53,329
Twilio, Cl A *	347	123,865
Tyler Technologies *	72	34,970
Ubiquiti	5	1,627
UiPath, Cl A *	525	33,180
Unity Software *	300	38,025
VeriSign *	259	56,011
Visa, Cl A	3,884	889,825
VMware, Cl A *	212	31,560
Western Digital *	659	41,649
Workday, Cl A *	400	109,264

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xilinx *	565	$87,908
Zebra Technologies, Cl A *	120	70,460
Zoom Video Communications, Cl A *	493	142,724
Zscaler *	212	59,008
		26,632,643
Materials — 1.9%
Air Products & Chemicals	518	139,606
Albemarle	254	60,132
Amcor	3,625	46,581
Ball	706	67,748
Celanese, Cl A	259	41,077
Corteva	1,742	76,596
Dow	1,742	109,572
DuPont de Nemours	1,202	88,972
Eastman Chemical	306	34,627
Ecolab	612	137,920
Freeport-McMoRan	3,319	120,778
International Flavors & Fragrances	565	85,598
International Paper	918	55,163
LyondellBasell Industries, Cl A	612	61,414
Martin Marietta Materials	113	43,081
Newmont	1,836	106,470
Nucor	659	77,472
PPG Industries	565	90,146
Sherwin-Williams	565	171,574
Vulcan Materials	306	56,895
		1,671,422
Real Estate — 2.4%
Alexandria Real Estate Equities ‡	306	63,149
American Tower, Cl A ‡	1,012	295,676
AvalonBay Communities ‡	306	70,251

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Boston Properties ‡	306	$34,575
CBRE Group, Cl A *	706	67,988
Crown Castle International ‡	965	187,876
Digital Realty Trust ‡	627	102,772
Duke Realty ‡	871	45,736
Equinix ‡	222	187,246
Equity Residential ‡	871	73,225
Essex Property Trust ‡	113	37,374
Extra Space Storage ‡	306	57,194
Healthpeak Properties ‡	1,224	44,064
Invitation Homes ‡	1,271	52,340
Mid-America Apartment Communities ‡	259	49,824
ProLogis ‡	1,742	234,578
Public Storage ‡	353	114,234
Realty Income ‡	824	59,509
SBA Communications, Cl A ‡	259	92,973
Simon Property Group ‡	674	90,619
Sun Communities ‡	259	52,186
Ventas ‡	871	48,724
Welltower ‡	965	84,467
Weyerhaeuser ‡	1,742	62,712
		2,209,292
Utilities — 2.3%
AES	1,530	36,521
Alliant Energy	565	34,346
Ameren	565	49,562
American Electric Power	1,177	105,424
American Water Works	400	72,900
Avangrid	118	6,449
CMS Energy	659	42,262
Consolidated Edison	824	62,171

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Dominion Energy	1,915	$149,063
DTE Energy	400	48,136
Duke Energy	1,742	182,318
Edison International	871	50,379
Entergy	518	57,296
Evergy	565	38,674
Eversource Energy	824	74,762
Exelon	2,236	109,609
FirstEnergy	1,224	47,577
NextEra Energy	4,543	381,566
PG&E *	3,396	31,141
PPL	1,789	52,507
Public Service Enterprise Group	1,177	75,257
Sempra Energy	659	87,225
Southern	2,448	160,907
WEC Energy Group	706	66,703
Xcel Energy	1,224	84,150
		2,106,905
TOTAL UNITED STATES		89,743,909
TOTAL COMMON STOCK
(Cost $78,952,381)		90,474,735

TOTAL INVESTMENTS — 99.8%
(Cost $78,952,381)		$90,474,735
Percentages are based on Net Assets of $90,677,425.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor's

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

As of August 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 9.5%
Facebook, Cl A *	441	$167,307
Netflix *	282	160,512
Nexstar Media Group, Cl A	962	144,060
Pinterest, Cl A *	2,136	118,697
ROBLOX, Cl A *	1,910	156,715
Roku, Cl A *	414	145,894
Snap, Cl A *	2,298	174,901
TripAdvisor *	3,013	105,455
Twitter *	2,576	166,152
Zillow Group, Cl C *	1,089	104,293
		1,443,986
Consumer Discretionary — 8.6%
Airbnb, Cl A *	827	128,177
Carvana, Cl A *	498	163,374
DoorDash, Cl A *	993	190,060
DraftKings, Cl A *	2,507	148,640
Peloton Interactive, Cl A *	1,449	145,175
QuantumScape, Cl A *	3,885	85,470
Skechers USA, Cl A *	2,971	149,828
Tesla *	202	148,615
Wayfair, Cl A *	490	137,568
		1,296,907
Consumer Staples — 0.8%
Beyond Meat *	1,062	127,058
Energy — 1.8%
New Fortress Energy, Cl A	4,564	134,045
Pioneer Natural Resources	935	139,941
		273,986

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — 15.8%
Apollo Global Management, Cl A	2,625	$156,923
Ares Management, Cl A	2,773	214,020
Athene Holding, Cl A *	2,414	161,666
BlackRock, Cl A	178	167,906
Blackstone, Cl A	1,643	206,574
Capital One Financial	968	160,659
Essent Group	2,705	127,351
First Republic Bank	791	157,362
Intercontinental Exchange	1,226	146,544
KKR	2,508	161,239
MarketAxess Holdings	296	140,872
SEI Investments	2,363	148,420
Signature Bank NY	571	148,077
Starwood Property Trust ‡	5,714	147,421
Tradeweb Markets, Cl A	1,750	152,268
		2,397,302
Health Care — 14.9%
Bridgebio Pharma *	2,599	130,236
Guardant Health *	889	113,143
Ionis Pharmaceuticals *	3,314	131,765
Jazz Pharmaceuticals *	879	115,773
LHC Group *	679	126,810
Masimo *	616	167,268
Medpace Holdings *	836	152,444
Neurocrine Biosciences *	1,502	142,990
Oak Street Health *	2,301	107,526
Penumbra *	463	127,302
Regeneron Pharmaceuticals *	301	202,693
Royalty Pharma, Cl A	3,292	127,236
Seagen *	993	166,427
Ultragenyx Pharmaceutical *	1,290	124,214

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
United Therapeutics *	704	$151,276
Veeva Systems, Cl A *	502	166,654
		2,253,757
Industrials — 4.6%
Axon Enterprise *	953	173,322
CoStar Group *	1,690	143,210
FedEx	500	132,845
Lyft, Cl A *	2,552	121,501
Sunrun *	2,896	128,148
		699,026
Information Technology — 32.2%
Affirm Holdings, Cl A *	2,010	193,643
Akamai Technologies *	1,303	147,565
Avalara *	1,001	179,880
Dell Technologies, Cl C *	1,470	143,266
Dropbox, Cl A *	5,526	175,229
Elastic *	1,175	187,471
EPAM Systems *	310	196,171
Euronet Worldwide *	1,007	134,163
Fortinet *	709	223,434
HubSpot *	275	188,229
Monolithic Power Systems	401	198,467
NVIDIA	963	215,567
Okta, Cl A *	532	140,235
Palantir Technologies, Cl A *	6,160	162,254
Paycom Software *	370	180,893
Pegasystems	1,120	154,146
RingCentral, Cl A *	448	113,013
salesforce.com *	877	232,642
Square, Cl A *	580	155,481
SS&C Technologies Holdings	1,947	147,310

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Synopsys *	586	$194,693
Trade Desk, Cl A *	1,961	156,978
Twilio, Cl A *	384	137,073
Ubiquiti	505	164,307
VeriSign *	655	141,650
Workday, Cl A *	576	157,340
Zendesk *	969	119,768
Zoom Video Communications, Cl A *	447	129,407
Zscaler *	755	210,147
		4,880,422
Materials — 2.1%
Steel Dynamics	2,657	179,321
Westlake Chemical	1,534	133,995
		313,316
Real Estate — 9.5%
American Campus Communities ‡	3,186	162,008
American Homes 4 Rent, Cl A ‡	3,836	160,882
Apartment Income REIT ‡	3,235	164,403
Camden Property Trust ‡	1,208	181,248
Invitation Homes ‡	4,050	166,779
Medical Properties Trust ‡	6,666	136,520
ProLogis ‡	1,249	168,190
STAG Industrial ‡	4,002	169,084
Vornado Realty Trust ‡	3,209	134,393
		1,443,507

TOTAL UNITED STATES		15,129,267

TOTAL COMMON STOCK
(Cost $12,898,857)		15,129,267

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Founder-Run Companies ETF

Value
TOTAL INVESTMENTS — 99.8%
(Cost $12,898,857)	$15,129,267

Percentages are based on Net Assets of $15,160,700.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
REIT — Real Estate Investment Trust

As of August 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended, August 31, 2021 there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

GLX-QH-005-1900

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 1.8%
Industrials — 1.8%
ATS Automation Tooling Systems *	1,304,104	$47,080,461
FINLAND — 1.6%
Industrials — 1.6%
Cargotec, Cl B	782,046	43,389,045
ISRAEL — 1.3%
Consumer Discretionary — 1.3%
Maytronics	1,543,930	35,444,729
JAPAN — 35.6%
Communication Services — 0.2%
RPA Holdings *	1,102,272	6,150,489
Health Care — 0.3%
CYBERDYNE * (A)	1,903,318	7,726,924
Industrials — 20.5%
Daifuku	1,255,523	111,083,957
FANUC	816,465	178,290,509
Hirata	149,165	9,178,549
Shibaura Machine	416,026	9,951,906
SMC	190,235	122,096,030
Yaskawa Electric	2,323,085	113,764,767
		544,365,718
Information Technology — 14.6%
ACSL * (A)	315,544	6,761,247
AI inside * (A)	53,793	5,283,328
Keyence	381,284	229,513,116
Neural Pocket * (A)	195,726	5,469,496
Omron	1,416,349	133,822,161
PKSHA Technology * (A)	429,440	7,325,419
		388,174,767

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
TOTAL JAPAN		$946,417,898
SOUTH KOREA — 0.2%
Industrials — 0.2%
Rainbow Robotics *	370,390	6,628,654
SWITZERLAND — 12.0%
Health Care — 3.9%
Tecan Group	170,087	103,699,132
Industrials — 8.1%
ABB	5,786,771	214,275,719
TOTAL SWITZERLAND		317,974,851
UNITED KINGDOM — 2.9%
Information Technology — 2.9%
Renishaw	1,034,303	76,867,043
UNITED STATES — 44.6%
Consumer Discretionary — 1.2%
iRobot * (A)	397,952	32,281,866
Energy — 0.3%
Helix Energy Solutions Group *	2,104,649	7,913,481
Financials — 7.9%
Upstart Holdings *	919,743	210,731,516
Health Care — 8.6%
Intuitive Surgical *	217,260	228,896,446
Industrials — 8.7%
AeroVironment *	349,622	35,787,308
AgEagle Aerial Systems * (A)	1,384,081	4,899,647
John Bean Technologies	450,973	65,792,451
Maxar Technologies (A)	1,018,392	32,292,935
TuSimple Holdings, Cl A * (A)	2,163,868	90,579,514
		229,351,855

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — 17.9%
Brooks Automation	1,056,771	$89,783,264
C3.ai, Cl A * (A)	1,385,408	71,403,928
Cerence *	537,008	58,233,148
FARO Technologies *	255,565	17,618,651
NVIDIA	1,037,528	232,250,643
Rekor Systems * (A)	665,848	7,271,060
		476,560,694
TOTAL UNITED STATES		1,185,735,858
TOTAL COMMON STOCK
(Cost $1,970,702,306)		2,659,538,539

SHORT-TERM INVESTMENT(B)(C) — 3.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $91,385,227)	91,385,227	91,385,227

REPURCHASE AGREEMENT(B) — 3.9%
BNP Paribas
0.030%, dated 08/31/2021, to be repurchased on 09/01/2021, repurchase price $103,811,500 (collateralized by various U.S. Treasury Obligations, ranging in par value $6,743,357 - $14,465,288, 1.250% - 1.500%, 08/15/2026 - 03/31/2028, with a total market value of $105,890,177)
(Cost $103,811,413)	$103,811,413	103,811,413
TOTAL INVESTMENTS — 107.3%
(Cost $2,165,898,946)		$2,854,735,179

Percentages are based on Net Assets of $2,659,982,734.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $185,072,204.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2021 was $195,196,640.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2021.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,659,538,539	$—	$—	$2,659,538,539
Short-Term Investment	91,385,227	—	—	91,385,227
Repurchase Agreement	—	103,811,413	—	103,811,413
Total Investments in Securities	$2,750,923,766	$103,811,413	$—	$2,854,735,179

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRIA — 3.7%
Information Technology — 3.7%
AMS *	696,256	$14,159,979
S&T (A)	165,807	3,802,994
TOTAL AUSTRIA		17,962,973
CANADA — 0.3%
Information Technology — 0.3%
Sierra Wireless *	92,167	1,507,852
CHINA — 2.0%
Information Technology — 2.0%
NXP Semiconductors	45,594	9,808,637
FRANCE — 2.0%
Industrials — 2.0%
Legrand	85,225	9,750,578
ITALY — 0.7%
Information Technology — 0.7%
Datalogic	146,563	3,508,668
JAPAN — 1.9%
Information Technology — 1.9%
Nippon Ceramic	68,024	1,869,948
Renesas Electronics *	662,673	7,172,021
TOTAL JAPAN		9,041,969
NORWAY — 3.3%
Information Technology — 3.3%
Nordic Semiconductor *	489,239	15,904,546
SWEDEN — 0.2%
Information Technology — 0.2%
Fingerprint Cards, Cl B * (A)	342,476	1,100,535

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 10.0%
Industrials — 2.0%
ABB	265,754	$9,840,484
Information Technology — 8.0%
Landis+Gyr Group	72,591	5,558,931
STMicroelectronics	746,495	33,234,638
		38,793,569
TOTAL SWITZERLAND		48,634,053
TAIWAN — 9.7%
Information Technology — 9.7%
Advantech	1,957,021	27,257,839
eMemory Technology	190,482	11,203,408
MediaTek	278,080	9,040,723
TOTAL TAIWAN		47,501,970
UNITED KINGDOM — 0.3%
Information Technology — 0.3%
Spirent Communications	392,004	1,609,859
UNITED STATES — 65.7%
Communication Services — 0.3%
Globalstar * (A)	718,630	1,430,074
Consumer Discretionary — 8.1%
Garmin	190,513	33,231,182
Vivint Smart Home *	524,344	6,396,997
		39,628,179
Health Care — 6.9%
Dexcom *	63,435	33,583,758
Industrials — 18.8%
ADT	1,940,171	16,607,864
Emerson Electric	94,931	10,015,220

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Honeywell International	41,764	$9,685,489
Johnson Controls International	134,880	10,089,024
Resideo Technologies *	49,049	1,581,340
Rockwell Automation	31,559	10,270,876
Schneider Electric	55,816	9,968,908
Sensata Technologies Holding *	400,689	23,712,775
		91,931,496
Information Technology — 31.6%
Alarm.com Holdings *	126,408	10,659,987
Ambarella *	92,226	9,551,847
Analog Devices	54,981	8,959,154
Badger Meter	73,309	7,850,661
Belden	112,366	6,432,953
Cisco Systems	168,941	9,970,898
Digi International *	84,968	1,867,597
Impinj *	59,917	3,492,562
InterDigital	77,299	5,574,031
International Business Machines	61,477	8,627,682
Itron *	114,647	9,631,494
NETGEAR *	77,979	2,786,190
PTC *	40,122	5,282,462
QUALCOMM	66,616	9,771,901
Rambus *	282,674	6,727,641
Silicon Laboratories *	113,491	17,888,451
Skyworks Solutions	157,869	28,962,647
		154,038,158
TOTAL UNITED STATES		320,611,665
TOTAL COMMON STOCK
(Cost $340,000,021)		486,943,305

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Internet of Things ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 0.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $2,309,348)	2,309,348	$2,309,348

REPURCHASE AGREEMENT(B) — 0.5%
BNP Paribas
0.030%, dated 08/31/2021, to be repurchased on 09/01/2021, repurchase price $2,623,366 (collateralized by various U.S. Treasury Obligations, ranging in par value $170,408 - $365,545, 1.250% - 1.500%, 08/15/2026 - 03/31/2028, with a total market value of $2,675,896)
(Cost $2,623,364)	$2,623,364	2,623,364
TOTAL INVESTMENTS — 100.8%
(Cost $344,932,733)		$491,876,017

Percentages are based on Net Assets of $488,063,567.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $4,550,685.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2021 was $4,932,712.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2021.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$486,943,305	$—	$—	$486,943,305
Short-Term Investment	2,309,348	—	—	2,309,348
Repurchase Agreement	—	2,623,364	—	2,623,364
Total Investments in Securities	$489,252,653	$2,623,364	$—	$491,876,017

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Internet of Things ETF

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 5.8%
Financials — 0.8%
HUB24	188,205	$4,137,492
Zip * (A)	1,561,528	7,794,687
		11,932,179
Information Technology — 5.0%
Afterpay *	642,351	63,184,913
IRESS	535,402	5,787,305
		68,972,218
TOTAL AUSTRALIA		80,904,397
BRAZIL — 4.9%
Information Technology — 4.9%
Pagseguro Digital, Cl A *	561,903	33,416,371
StoneCo, Cl A *	737,578	34,326,880
TOTAL BRAZIL		67,743,251
CANADA — 2.8%
Information Technology — 2.8%
Bitfarms * (A)	926,303	5,446,469
Hive Blockchain Technologies *	1,663,592	5,265,990
Hut 8 Mining * (A)	1,067,348	8,370,529
Nuvei *	155,403	20,110,832
TOTAL CANADA		39,193,820
CHINA — 3.8%
Financials — 2.9%
Lufax Holding ADR *	4,722,318	40,942,497
Information Technology — 0.9%
Bit Digital * (A)	539,553	6,917,070
Yeahka * (A)	1,252,614	5,145,842
		12,062,912

Schedule of Investments	August 31, 2021 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$53,005,409
DENMARK — 1.1%
Information Technology — 1.1%
SimCorp	112,782	15,374,522
GERMANY — 0.9%
Financials — 0.9%
Hypoport *	18,029	12,450,232
ISRAEL — 0.3%
Information Technology — 0.3%
Sapiens International	150,631	4,299,009
ITALY — 2.6%
Information Technology — 2.6%
Nexi *	1,752,975	36,512,984
JAPAN — 0.6%
Financials — 0.3%
WealthNavi *	125,856	4,359,021
Industrials — 0.3%
Makuake * (A)	67,537	3,442,629
TOTAL JAPAN		7,801,650
NETHERLANDS — 7.6%
Information Technology — 7.6%
Adyen *	32,923	106,274,059
NEW ZEALAND — 3.3%
Information Technology — 3.3%
Xero *	413,371	45,866,668
RUSSIA — 0.3%
Information Technology — 0.3%
QIWI ADR	356,043	3,403,771

Schedule of Investments	August 31, 2021 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.2%
Information Technology — 0.2%
Triterras, Cl A * (A)	595,432	$3,012,886
SWITZERLAND — 2.7%
Financials — 0.3%
Leonteq	67,606	4,538,801
Information Technology — 2.4%
Temenos	207,153	32,880,352
TOTAL SWITZERLAND		37,419,153
UNITED STATES — 63.1%
Financials — 11.1%
Blucora *	216,936	3,559,920
Coinbase Global, Cl A *	256,959	66,552,381
LendingClub *	268,513	8,340,014
LendingTree *	36,935	6,154,479
Open Lending, Cl A *	351,423	12,992,108
Upstart Holdings *	214,565	49,161,133
Virtu Financial, Cl A	332,130	8,130,542
		154,890,577
Health Care — 1.1%
HealthEquity *	232,501	14,919,589
Information Technology — 50.9%
Affirm Holdings, Cl A *	411,811	39,673,872
Bill.com Holdings *	232,375	63,761,376
Black Knight *	437,236	33,085,648
Boku *	1,671,337	4,450,857
Bottomline Technologies *	125,304	5,296,600
Envestnet *	151,438	12,095,353
Fidelity National Information Services	522,492	66,758,803
Fiserv *	704,097	82,935,586

Schedule of Investments	August 31, 2021 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
GreenBox POS * (A)	310,618	$3,028,525
GreenSky, Cl A *	642,894	5,111,007
Guidewire Software *	232,041	27,487,577
Intuit	159,706	90,411,164
Marathon Digital Holdings * (A)	276,735	11,232,674
Mitek Systems *	200,127	4,476,841
nCino *	265,899	16,488,397
PayPal Holdings *	265,941	76,766,529
Riot Blockchain * (A)	266,728	9,954,289
Shift4 Payments, Cl A *	120,043	10,288,885
Square, Cl A *	323,195	86,638,884
SS&C Technologies Holdings	714,494	54,058,616
Vertex, Cl A *	175,289	3,628,482
		707,629,965
TOTAL UNITED STATES		877,440,131
TOTAL COMMON STOCK
(Cost $935,956,064)		1,390,701,942
SHORT-TERM INVESTMENT(B)(C) — 1.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $17,679,368)	17,679,368	17,679,368

Schedule of Investments	August 31, 2021 (Unaudited)

Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.4%
BNP Paribas
0.030%, dated 08/31/2021, to be repurchased on 09/01/2021, repurchase price $20,079,944 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,304,347 - $2,797,977, 1.250% - 1.500%, 08/15/2026 - 03/31/2028, with a total market value of $20,482,016)
(Cost $20,079,927)	$20,079,927	$20,079,927
TOTAL INVESTMENTS — 102.7%
(Cost $973,715,359)		$1,428,461,237

Percentages are based on Net Assets of $1,390,547,121.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $36,044,578.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2021 was $37,759,295.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,390,701,942	$—	$—	$1,390,701,942
Short-Term Investment	17,679,368	—	—	17,679,368
Repurchase Agreement	—	20,079,927	—	20,079,927
Total Investments in Securities	$1,408,381,310	$20,079,927	$—	$1,428,461,237

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0..

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 0.4%
Communication Services — 0.4%
Enthusiast Gaming Holdings *	458,412	$2,049,102
CHINA — 10.8%
Communication Services — 10.8%
Bilibili ADR *	239,523	19,216,930
DouYu International Holdings ADR *	1,588,320	6,798,010
HUYA ADR * (A)	413,437	4,419,641
NetEase ADR	310,733	30,271,609
TOTAL CHINA		60,706,190
FRANCE — 4.4%
Communication Services — 4.4%
Ubisoft Entertainment *	390,095	24,829,627
IRELAND — 2.7%
Information Technology — 2.7%
Keywords Studios *	355,166	15,260,294
JAPAN — 25.8%
Communication Services — 25.8%
Akatsuki	52,960	1,557,080
Capcom	811,988	22,690,726
DeNA *	398,358	7,020,035
Gumi (A)	229,476	1,859,035
GungHo Online Entertainment *	235,276	4,589,445
KLab *	284,342	1,697,873
Konami Holdings	461,555	29,325,086
Nexon	1,239,177	22,671,999
Nintendo	61,396	29,563,521
Square Enix Holdings	409,282	23,880,372
TOTAL JAPAN		144,855,172

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.6%
Communication Services — 0.6%
IGG	3,756,700	$3,598,580
SOUTH KOREA — 12.2%
Communication Services — 12.2%
Com2uSCorp	40,768	3,628,667
Gravity ADR * (A)	17,267	1,731,880
JoyCity *	147,769	1,452,901
Kakao Games *	142,412	9,973,569
NCSoft	35,498	20,206,719
Neowiz *	68,245	1,709,877
Netmarble	106,300	11,826,901
Nexon GT *	146,537	1,447,107
Pearl Abyss *	137,967	11,221,086
Webzen *	82,809	1,939,078
Wemade	44,000	3,593,773
TOTAL SOUTH KOREA		68,731,558
SWEDEN — 5.8%
Communication Services — 5.8%
Embracer Group, Cl B *	1,010,977	22,914,379
Stillfront Group *	1,488,583	9,899,590
TOTAL SWEDEN		32,813,969
TAIWAN — 8.1%
Communication Services — 8.1%
Gamania Digital Entertainment	739,500	1,579,678
Sea ADR *	130,231	44,059,752
TOTAL TAIWAN		45,639,430

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Video Games & Esports ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED STATES — 29.1%
Communication Services — 20.2%
Activision Blizzard	379,468	$31,256,779
Electronic Arts	243,387	35,342,226
Take-Two Interactive Software *	153,164	24,693,100
Zynga, Cl A *	2,531,050	22,399,793
		113,691,898
Information Technology — 8.9%
Corsair Gaming * (A)	170,893	4,947,352
NVIDIA	191,798	42,933,982
Turtle Beach *	76,328	2,168,479
		50,049,813
TOTAL UNITED STATES		163,741,711
TOTAL COMMON STOCK
(Cost $600,020,829)		562,225,633

SHORT-TERM INVESTMENT(B)(C) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $3,902,500)	3,902,500	3,902,500

REPURCHASE AGREEMENT(B) — 0.8%
BNP Paribas
0.030%, dated 08/31/2021, to be repurchased on 09/01/2021, repurchase price $4,433,149 (collateralized by various U.S. Treasury Obligations, ranging in par value $287,967 - $617,723, 1.250% - 1.500%, 08/15/2026 - 03/31/2028, with a total market value of $4,521,915)
(Cost $4,433,145)	$4,433,145	4,433,145
TOTAL INVESTMENTS — 101.4%
(Cost $608,356,474)		$570,561,278

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Video Games & Esports ETF

Percentages are based on Net Assets of $562,738,029.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $8,443,045.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2021 was $8,335,645.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$562,225,633	$—	$—	$562,225,633
Short-Term Investment	3,902,500	—	—	3,902,500
Repurchase Agreement	—	4,433,145	—	4,433,145
Total Investments in Securities	$566,128,133	$4,433,145	$—	$570,561,278

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.5%
AUSTRALIA — 2.7%
Materials — 2.7%
Orocobre *	1,871,120	$12,540,047
Pilbara Minerals *	11,332,942	18,470,376
TOTAL AUSTRALIA		31,010,423
BELGIUM — 1.1%
Materials — 1.1%
Umicore	186,508	12,271,972
CANADA — 2.0%
Industrials — 1.0%
Ballard Power Systems * (A)	673,711	11,318,345
Information Technology — 1.0%
BlackBerry * (A)	1,009,180	11,514,744
TOTAL CANADA		22,833,089
CHILE — 1.9%
Materials — 1.9%
Lundin Mining	1,177,001	9,500,582
Sociedad Quimica y Minera de Chile ADR	220,524	11,500,326
TOTAL CHILE		21,000,908
CHINA — 8.0%
Communication Services — 1.3%
Baidu ADR *	92,533	14,529,532
Consumer Discretionary — 3.9%
Geely Automobile Holdings	3,873,400	13,994,811
NIO ADR *	412,492	16,215,061
XPeng ADR, Cl A *	343,643	14,604,827
		44,814,699
Information Technology — 1.6%
NXP Semiconductors	84,934	18,271,851

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.2%
Ganfeng Lithium, Cl H (A)	566,624	$13,055,735
TOTAL CHINA		90,671,817
FRANCE — 1.9%
Consumer Discretionary — 1.9%
Faurecia	227,371	10,961,519
Renault *	286,501	10,636,451
TOTAL FRANCE		21,597,970
GERMANY — 2.6%
Consumer Discretionary — 1.0%
Continental *	84,813	11,395,436
Information Technology — 1.6%
Infineon Technologies	424,361	18,066,388
TOTAL GERMANY		29,461,824
JAPAN — 8.3%
Consumer Discretionary — 7.5%
Denso	200,289	14,056,328
Honda Motor	498,294	15,158,370
Nissan Motor *	2,174,558	11,450,772
Panasonic	1,109,546	13,250,722
Toyota Motor	366,980	32,041,436
		85,957,628
Industrials — 0.8%
GS Yuasa	385,815	9,064,159
TOTAL JAPAN		95,021,787
LUXEMBOURG — 1.0%
Materials — 1.0%
APERAM	185,511	11,378,598

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.8%
Consumer Discretionary — 0.8%
TomTom *	1,179,519	$9,447,235
RUSSIA — 1.2%
Communication Services — 1.2%
Yandex, Cl A *	180,329	13,867,300
SOUTH KOREA — 2.1%
Consumer Discretionary — 2.1%
Hyundai Motor	67,738	12,414,787
Kia Motors	162,897	11,956,130
TOTAL SOUTH KOREA		24,370,917
SWEDEN — 2.4%
Consumer Discretionary — 2.4%
Autoliv	115,720	10,228,491
Veoneer * (A)	482,560	17,275,648
TOTAL SWEDEN		27,504,139
UNITED KINGDOM — 0.9%
Materials — 0.9%
Johnson Matthey	256,247	10,364,706
UNITED STATES — 61.6%
Communication Services — 3.3%
Alphabet, Cl A *	12,856	37,204,621
Consumer Discretionary — 16.2%
American Axle & Manufacturing Holdings *	1,067,597	9,469,585
Aptiv *	99,842	15,194,954
BorgWarner	241,969	10,327,237
Dana	442,920	10,302,319
Ford Motor *	1,219,853	15,894,685
General Motors *	355,536	17,424,819

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Gentherm *	150,717	$12,934,533
Harley-Davidson	243,168	9,612,431
Lear	66,640	10,658,402
QuantumScape, Cl A * (A)	447,598	9,847,156
Stellantis *	796,088	15,911,799
Tesla *	50,810	37,381,933
Visteon *	91,419	9,661,160
		184,621,013
Industrials — 12.4%
Bloom Energy, Cl A *	488,803	10,470,160
EnerSys	109,725	9,281,638
General Electric	217,135	22,888,200
Honeywell International	96,974	22,489,240
Hyster-Yale Materials Handling	147,709	8,657,225
ITT	116,217	11,118,480
Johnson Controls International	238,006	17,802,849
Nikola * (A)	737,126	7,688,224
Plug Power *	442,059	11,520,058
Romeo Power * (A)	1,386,551	6,752,503
Westinghouse Air Brake Technologies	144,869	13,007,788
		141,676,365
Information Technology — 23.2%
Ambarella *	107,680	11,152,418
Apple	222,229	33,741,029
CEVA *	228,852	11,042,109
II-VI *	150,611	9,485,481
Intel	586,417	31,701,703
Micron Technology	274,399	20,223,206
Microsoft	117,461	35,459,127
NVIDIA	167,051	37,394,366
ON Semiconductor *	321,006	14,239,826
QUALCOMM	218,245	32,014,359

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Rogers *	53,540	$11,372,431
Xilinx *	107,608	16,742,729
		264,568,784
Materials — 6.5%
Albemarle	70,275	16,636,903
Allegheny Technologies *	492,787	8,801,176
Cabot	181,842	9,710,363
Carpenter Technology	266,659	8,893,077
Freeport-McMoRan Copper & Gold	483,130	17,581,101
Livent *	526,656	13,097,935
		74,720,555
TOTAL UNITED STATES		702,791,338
TOTAL COMMON STOCK
(Cost $1,069,979,175)		1,123,594,023

PREFERRED STOCK — 1.3%
GERMANY— 1.3%
Consumer Discretionary — 1.3%
Volkswagen (B)
(Cost $13,779,306)	63,697	15,136,055

SHORT-TERM INVESTMENT(C)(D) — 2.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $22,677,416)	22,677,416	22,677,416

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 2.3%
BNP Paribas
0.030%, dated 08/31/2021, to be repurchased on 09/01/2021, repurchase price $25,761,019 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,673,377 - $3,589,589, 1.250% - 1.500%, 08/15/2026 - 03/31/2028, with a total market value of $26,276,850)
(Cost $25,760,998)	$25,760,998	$25,760,998
TOTAL INVESTMENTS — 104.1%
(Cost $1,132,196,895)		$1,187,168,492

Percentages are based on Net Assets of $1,140,288,816.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $47,576,045.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2021 was $48,438,414.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,123,594,023	$—	$—	$1,123,594,023
Preferred Stock	15,136,055	—	—	15,136,055
Short-Term Investment	22,677,416	—	—	22,677,416
Repurchase Agreement	—	25,760,998	—	25,760,998
Total Investments in Securities	$1,161,407,494	$25,760,998	$—	$1,187,168,492

For the period ended August 31, 2021, there have been no transfers in or out Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 103.7%
CANADA — 4.8%
Information Technology — 4.8%
Shopify, Cl A *	42,755	$65,191,969
CHINA — 2.3%
Consumer Discretionary — 0.8%
Alibaba Group Holding ADR *	64,710	10,805,923
Information Technology — 1.5%
21Vianet Group ADR *	973,497	19,265,506
Kingsoft	478,200	1,915,296
		21,180,802
TOTAL CHINA		31,986,725
NEW ZEALAND — 3.6%
Information Technology — 3.6%
Xero *	437,438	48,537,085
UNITED STATES — 93.0%
Communication Services — 5.4%
Alphabet, Cl A *	7,193	20,816,182
Netflix *	93,361	53,140,148
		73,956,330
Consumer Discretionary — 3.6%
2U *	673,927	24,955,517
Amazon.com *	7,036	24,420,478
		49,375,995
Information Technology — 78.4%
Akamai Technologies *	423,245	47,932,496
Anaplan *	857,819	51,451,984
Benefitfocus *	281,398	3,396,474
Box, Cl A *	1,474,644	38,016,322
Cornerstone OnDemand *	599,816	34,369,457
Coupa Software *	198,520	48,599,681
Dropbox, Cl A *	1,901,543	60,297,929

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Everbridge *	341,058	$53,535,874
Fastly, Cl A * (A)	958,732	41,800,715
International Business Machines	22,498	3,157,369
Microsoft	93,285	28,160,876
Mimecast *	583,684	40,746,980
Paycom Software *	142,601	69,717,629
Paylocity Holding *	272,721	73,416,493
Proofpoint *(B)	263,297	46,340,272
Qualys *	354,865	41,654,054
salesforce.com *	213,908	56,743,375
SPS Commerce *	325,181	44,071,781
Twilio, Cl A *	153,376	54,749,097
Workday, Cl A *	198,519	54,227,450
Workiva, Cl A *	381,844	53,561,258
Zoom Video Communications, Cl A *	159,151	46,074,214
Zscaler *	278,785	77,597,017
		1,069,618,797
Real Estate — 5.6%
CoreSite Realty ‡	49,697	7,373,544
CyrusOne ‡	142,045	10,934,624
Digital Realty Trust ‡	311,885	51,121,070
QTS Realty Trust, Cl A ‡	77,113	6,013,272
		75,442,510
TOTAL UNITED STATES		1,268,393,632
TOTAL COMMON STOCK
(Cost $1,086,181,756)		1,414,109,411

SHORT-TERM INVESTMENT(C)(D) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $9,002,785)	9,002,785	9,002,785

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Cloud Computing ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 0.7%
BNP Paribas
0.030%, dated 08/31/2021, to be repurchased on 09/01/2021, repurchase price $10,226,955 (collateralized by various U.S. Treasury Obligations, ranging in par value $664,320 - $1,425,043, 1.250% - 1.500%, 08/15/2026 - 03/31/2028, with a total market value of $10,431,735)
(Cost $10,226,946)	$10,226,946	$10,226,946
TOTAL INVESTMENTS — 105.1%
(Cost $1,105,411,487)		$1,433,339,142

Percentages are based on Net Assets of $1,364,162,606.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $18,095,221.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of August 31, 2021 was $46,340,272 and represents 3.2% of Net Assets.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2021 was $19,229,731.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,414,109,411	$—	$—	$1,414,109,411
Short-Term Investment	9,002,785	—	—	9,002,785
Repurchase Agreement	—	10,226,946	—	10,226,946
Total Investments in Securities	$1,423,112,196	$10,226,946	$—	$1,433,339,142

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Cloud Computing ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — 104.4%
AUSTRALIA — 3.8%
Information Technology — 3.8%
NEXTDC *	238,725	$2,310,011
CHINA — 9.9%
Communication Services — 4.4%
China Tower, Cl H	20,575,900	2,698,531
Information Technology — 5.5%
21Vianet Group ADR *	55,058	1,089,598
GDS Holdings ADR *	38,603	2,257,503
		3,347,101
TOTAL CHINA		6,045,632
GERMANY — 1.8%
Communication Services — 1.8%
Vantage Towers	30,813	1,101,023
HONG KONG — 0.6%
Information Technology — 0.6%
SUNeVision Holdings	332,081	351,408
INDONESIA — 3.6%
Communication Services — 3.6%
Sarana Menara Nusantara	12,710,895	1,194,223
Tower Bersama Infrastructure	4,439,680	974,317
TOTAL INDONESIA		2,168,540
SINGAPORE — 2.2%
Real Estate — 2.2%
Keppel ‡	718,038	1,334,544
TAIWAN — 1.7%
Information Technology — 1.7%
Winbond Electronics	993,204	1,057,229

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 80.8%
Communication Services — 1.1%
Radius Global Infrastructure, Cl A *	39,108	$699,251
Information Technology — 11.5%
Advanced Micro Devices *	14,000	1,550,080
Microchip Technology	8,683	1,366,357
Micron Technology	15,871	1,169,693
NVIDIA	6,282	1,406,226
Switch, Cl A	60,150	1,492,321
		6,984,677
Real Estate — 68.2%
American Tower, Cl A ‡	26,635	7,781,948
CoreSite Realty ‡	19,258	2,857,309
Crown Castle International ‡	37,117	7,226,309
CyrusOne ‡	37,717	2,903,455
Digital Realty Trust ‡	35,713	5,853,718
Equinix ‡	9,009	7,598,641
QTS Realty Trust, Cl A ‡	34,577	2,696,314
SBA Communications, Cl A ‡	8,464	3,038,322
Uniti Group ‡	124,160	1,622,771
		41,578,787
TOTAL UNITED STATES		49,262,715
TOTAL COMMON STOCK
(Cost $57,947,879)		63,631,102
TOTAL INVESTMENTS — 104.4%
(Cost $57,947,879)		$63,631,102

Percentages are based on Net Assets of $60,968,417.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Data Center REITs & Digital Infrastructure ETF

As of August 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 103.4%
CANADA — 0.5%
Information Technology — 0.5%
Absolute Software	298,184	$3,641,023
ISRAEL — 6.6%
Information Technology — 6.6%
Check Point Software Technologies *	313,890	39,434,001
Radware *	281,740	9,658,047
Tufin Software Technologies *	207,135	2,278,485
TOTAL ISRAEL		51,370,533
JAPAN — 5.3%
Information Technology — 5.3%
Cyber Security Cloud *	66,270	1,848,876
Digital Arts	86,142	6,853,096
Trend Micro *	585,438	32,133,544
TOTAL JAPAN		40,835,516
SOUTH KOREA — 0.4%
Information Technology — 0.4%
Ahnlab	60,306	3,505,649
UNITED KINGDOM — 4.8%
Information Technology — 4.8%
Avast	4,496,526	36,994,030
UNITED STATES — 85.8%
Information Technology — 85.8%
A10 Networks *	471,262	6,545,829
Crowdstrike Holdings, Cl A *	201,463	56,611,103
CyberArk Software *	239,276	40,184,012
FireEye *	1,458,922	26,537,791
Fortinet *	182,500	57,513,050
Intrusion *	176,772	795,474
McAfee, Cl A	993,564	26,389,060
Mimecast *	393,928	27,500,114

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Cybersecurity ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
NortonLifeLock	1,357,096	$36,044,470
Okta, Cl A *	160,757	42,375,545
OneSpan *	244,794	4,717,181
Palo Alto Networks *	111,677	51,487,564
Ping Identity Holding *	501,174	13,005,465
Proofpoint *(A)	157,434	27,708,384
Qualys *	239,498	28,112,275
Rapid7 *	337,229	40,980,068
Sailpoint Technologies Holdings *	562,672	26,366,810
Telos *	402,440	13,280,520
Tenable Holdings *	646,114	28,668,078
Varonis Systems, Cl B *	599,304	41,357,969
VirnetX Holding *	408,610	1,834,659
Zix *	344,764	2,668,473
Zscaler *	225,214	62,686,065
TOTAL UNITED STATES		663,369,959
TOTAL COMMON STOCK
(Cost $725,837,951)		799,716,710

U.S. TREASURY OBLIGATION — 1.9%
U.S. Treasury Bill 0.021%, 09/07/21(B)
(Cost $14,999,949)	$15,000,000	14,999,924
TOTAL INVESTMENTS — 105.3%
(Cost $740,837,900)		$814,716,634

Percentages are based on Net Assets of $773,435,824.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of August 31, 2021 was $27,708,384 and represents 3.4% of Net Assets.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Cl — Class

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Cybersecurity ETF

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$799,716,710	$—	$—	$799,716,710
U.S. Treasury Obligation	—	14,999,924	—	14,999,924
Total Investments in Securities	$799,716,710	$14,999,924	$—	$814,716,634

For the period ended August 31, 2021, there have been no transfers in or out Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 0.5%
Consumer Discretionary — 0.3%
Afya, Cl A *	21,739	$469,128
Information Technology — 0.2%
StoneCo, Cl A *	9,024	419,977
TOTAL BRAZIL		889,105
CANADA — 3.9%
Industrials — 1.1%
Thomson Reuters	16,845	1,968,507
Information Technology — 2.8%
Shopify, Cl A *	3,356	5,117,161
TOTAL CANADA		7,085,668
CHINA — 10.4%
Communication Services — 3.4%
Baidu ADR *	9,639	1,513,516
Tencent Holdings	76,443	4,729,679
		6,243,195
Consumer Discretionary — 4.9%
Alibaba Group Holding ADR *	24,813	4,143,523
Meituan, Cl B *	147,341	4,717,276
		8,860,799
Information Technology — 2.1%
21Vianet Group ADR *	28,789	569,734
Canaan ADR * (A)	85,570	804,358
NXP Semiconductors	9,372	2,016,199
ZTE, Cl H	151,800	533,823
		3,924,114

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$19,028,108
FINLAND — 0.3%
Information Technology — 0.3%
TietoEVRY	15,541	553,299
FRANCE — 0.3%
Communication Services — 0.3%
Ubisoft Entertainment *	7,899	502,773
GERMANY — 4.1%
Industrials — 3.1%
Siemens	33,844	5,626,750
Information Technology — 1.0%
Infineon Technologies	44,383	1,889,525
TOTAL GERMANY		7,516,275
IRELAND — 0.4%
Information Technology — 0.4%
Seagate Technology Holdings	7,759	679,611
ISRAEL — 0.5%
Information Technology — 0.5%
Tower Semiconductor *	19,692	578,945
Wix.com *	1,897	421,286
TOTAL ISRAEL		1,000,231
ITALY — 0.3%
Health Care — 0.3%
Amplifon	10,914	570,481
JAPAN — 1.8%
Industrials — 1.5%
FANUC	6,852	1,496,263
Fujikura *	111,412	642,957

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Toshiba	15,360	$667,613
		2,806,833
Information Technology — 0.3%
AI inside *	5,054	496,383
TOTAL JAPAN		3,303,216
NETHERLANDS — 0.6%
Industrials — 0.6%
Wolters Kluwer	9,083	1,044,546
SOUTH KOREA — 4.0%
Information Technology — 4.0%
Samsung Electronics	76,637	5,069,695
SK Hynix	24,754	2,273,751
TOTAL SOUTH KOREA		7,343,446
SWEDEN — 0.7%
Information Technology — 0.7%
Telefonaktiebolaget LM Ericsson ADR	104,337	1,233,263
SWITZERLAND — 0.8%
Information Technology — 0.8%
STMicroelectronics	30,927	1,375,621
TAIWAN — 1.1%
Industrials — 0.3%
Bizlink Holding	60,500	496,644
Information Technology — 0.8%
Acer	552,600	502,481
Alchip Technologies	20,690	521,851
Global Unichip	34,200	533,729
		1,558,061

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
TOTAL TAIWAN		$2,054,705
UNITED KINGDOM — 0.8%
Industrials — 0.8%
Experian	31,321	1,381,105
UNITED STATES — 69.3%
Communication Services — 12.6%
Alphabet, Cl A *	2,082	6,025,204
Facebook, Cl A *	15,152	5,748,366
Netflix *	10,449	5,947,466
Snap, Cl A *	44,752	3,406,075
Twitter *	27,130	1,749,885
		22,876,996
Consumer Discretionary — 3.8%
Amazon.com *	1,471	5,105,532
eBay	23,436	1,798,479
		6,904,011
Financials — 0.6%
Upstart Holdings *	4,520	1,035,622
Health Care — 0.3%
ABIOMED *	1,633	594,347
Industrials — 3.5%
Booz Allen Hamilton Holding, Cl A	5,954	487,692
Hubbell, Cl B	2,701	556,703
Nielsen Holdings	21,971	471,498
Rockwell Automation	3,940	1,282,273
Uber Technologies *	63,866	2,499,715
Verisk Analytics, Cl A	5,503	1,110,285
		6,408,166
Information Technology — 48.5%
Accenture, Cl A	17,017	5,727,241

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Adobe *	8,575	$5,691,227
Apple	36,434	5,531,774
C3.ai, Cl A * (A)	9,953	512,978
Cadence Design Systems *	9,452	1,545,213
Cisco Systems	98,047	5,786,734
Cornerstone OnDemand *	10,814	619,642
Datadog, Cl A *	7,938	1,093,856
DXC Technology *	13,655	501,412
FireEye *	25,738	468,174
Genpact	10,854	563,106
Hewlett Packard Enterprise	44,256	684,198
Intel	94,908	5,130,727
International Business Machines	30,397	4,265,915
Microsoft	18,690	5,642,137
NVIDIA	27,287	6,108,195
Okta, Cl A *	4,246	1,119,246
Oracle	58,567	5,220,077
Pegasystems	3,883	534,417
PROS Holdings *	12,568	543,440
QUALCOMM	37,288	5,469,777
salesforce.com *	21,538	5,713,385
ServiceNow *	6,717	4,323,330
Smartsheet, Cl A *	7,495	596,377
Splunk *	5,559	849,804
Super Micro Computer *	15,647	571,741
Synopsys *	5,182	1,721,668
Teradata *	10,778	589,449
Trade Desk, Cl A *	14,771	1,182,419
Twilio, Cl A *	5,520	1,970,419
Ubiquiti	2,127	692,041
UiPath, Cl A * (A)	14,466	914,251
Verint Systems *	12,451	555,813

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Viasat *	10,576	$546,145
Workday, Cl A *	6,420	1,753,687
Xilinx *	8,352	1,299,488
Zebra Technologies, Cl A *	1,817	1,066,888
Zscaler *	4,613	1,283,982
		88,390,373
TOTAL UNITED STATES		126,209,515
TOTAL COMMON STOCK
(Cost $162,561,004)		181,770,968

SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $784,700)	784,700	784,700

REPURCHASE AGREEMENT(B) — 0.5%
BNP Paribas
0.030%, dated 08/31/2021, to be repurchased on 09/01/2021, repurchase price $891,401 (collateralized by various U.S. Treasury Obligations, ranging in par value $57,903 - $124,209, 1.250% - 1.500%, 08/15/2026 - 03/31/2028, with a total market value of $909,247)
(Cost $891,400)	$891,400	891,400
TOTAL INVESTMENTS — 100.7%
(Cost $164,237,104)		$183,447,068

Percentages are based on Net Assets of $182,090,285.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $1,620,602.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2021 was $1,676,100.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Artificial Intelligence & Technology ETF

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$181,770,968	$—	$—	$181,770,968
Short-Term Investment	784,700	—	—	784,700
Repurchase Agreement	—	891,400	—	891,400
Total Investments in Securities	$182,555,668	$891,400	$—	$183,447,068

For the period ended August 31, 2021, there have been no transfers in or out Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — 99.9%
GERMANY — 0.2%
Communication Services — 0.2%
Trivago ADR * (A)	154,071	$436,021
TAIWAN — 3.8%
Communication Services — 3.8%
Sea ADR *	25,395	8,591,636
UNITED STATES — 95.9%
Communication Services — 27.0%
Activision Blizzard	66,680	5,492,432
Alphabet, Cl A *	2,892	8,369,303
Angi, Cl A *	41,278	439,198
Cargurus, Cl A *	25,612	778,093
Cars.com *	47,226	600,715
Facebook, Cl A *	20,673	7,842,923
IAC *	7,600	1,003,580
iHeartMedia *	35,945	894,312
Liberty TripAdvisor Holdings, Cl A *	101,749	380,541
Match Group *	24,692	3,393,668
Netflix *	11,602	6,603,742
Snap, Cl A *	101,712	7,741,300
Spotify Technology *	17,527	4,107,277
TripAdvisor *	12,409	434,315
Twitter *	73,257	4,725,077
Vimeo *	12,293	468,609
Walt Disney *	34,343	6,226,386
Yelp, Cl A *	15,640	602,296
Zillow Group, Cl A *	5,581	533,544
Zynga, Cl A *	99,324	879,017
		61,516,328
Consumer Discretionary — 39.2%
2U *	15,470	572,854
Aaron's	26,537	703,761

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Airbnb, Cl A *	11,079	$1,717,134
Amazon.com *	1,968	6,830,515
AutoNation *	7,389	806,066
Bath & Body Works	25,563	1,724,991
Bed Bath & Beyond *	21,588	594,534
Booking Holdings *	2,634	6,057,331
Capri Holdings *	13,781	778,764
CarMax *	14,870	1,861,873
Carter's	7,014	718,093
Carvana, Cl A *	7,165	2,350,550
Chegg *	12,815	1,066,464
Children's Place Retail Stores *	8,921	774,700
Chipotle Mexican Grill, Cl A *	2,579	4,908,688
Columbia Sportswear	6,062	618,385
Designer Brands, Cl A *	36,599	530,685
Dick's Sporting Goods (A)	8,150	1,147,601
eBay	62,410	4,789,343
Etsy *	11,565	2,501,047
Expedia Group *	12,679	1,832,115
GoPro, Cl A *	50,882	507,294
Graham Holdings, Cl B	1,034	637,782
Groupon, Cl A *	13,156	325,874
Home Depot	20,427	6,662,879
Laureate Education, Cl A *	48,245	768,543
Lowe's	33,087	6,746,108
Lululemon Athletica *	11,500	4,601,955
NIKE, Cl B	48,105	7,924,818
Peloton Interactive, Cl A *	24,194	2,423,997
Planet Fitness, Cl A *	7,588	616,904
Skechers USA, Cl A *	15,049	758,921
Starbucks	56,867	6,681,304
Strategic Education	6,939	543,185

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Stride *	18,582	$636,248
Under Armour, Cl A *	28,137	651,090
VF	35,930	2,747,567
Victoria's Secret *	8,520	564,876
Wayfair, Cl A *	7,072	1,985,464
WW International *	21,201	459,002
		89,129,305
Consumer Staples — 3.8%
Costco Wholesale	17,792	8,104,078
Sprouts Farmers Market *	24,646	613,686
		8,717,764
Financials — 1.6%
Blucora *	37,773	619,855
LendingClub *	39,784	1,235,691
LendingTree *	2,860	476,562
Nelnet, Cl A	8,562	692,494
SLM	33,632	630,600
		3,655,202
Industrials — 2.9%
Avis Budget Group *	8,605	780,904
Lyft, Cl A *	29,342	1,396,973
Uber Technologies *	111,217	4,353,033
		6,530,910
Information Technology — 15.9%
Apple	49,283	7,482,638
Fiserv *	51,778	6,098,930
Intuit	15,642	8,855,093
PayPal Holdings *	24,302	7,015,015
Square, Cl A *	24,869	6,666,633
		36,118,309

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Millennial Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate — 5.5%
AvalonBay Communities ‡	12,782	$2,934,492
Camden Property Trust ‡	9,138	1,371,065
Centerspace ‡	9,445	955,645
Equity Residential ‡	34,194	2,874,690
Independence Realty Trust ‡	42,037	860,918
Invitation Homes ‡	51,996	2,141,195
UDR ‡	27,193	1,468,966
		12,606,971
TOTAL UNITED STATES		218,274,789
TOTAL COMMON STOCK
(Cost $188,063,684)		227,302,446

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $653,046)	653,046	653,046

REPURCHASE AGREEMENT(B) — 0.3%
BNP Paribas
0.030%, dated 08/31/2021, to be repurchased on 09/01/2021, repurchase price $741,845 (collateralized by various U.S. Treasury Obligations, ranging in par value $48,189 - $103,370, 1.250% - 1.500%, 08/15/2026 - 03/31/2028, with a total market value of $756,700)
(Cost $741,844)	$741,844	741,844
TOTAL INVESTMENTS — 100.5%
(Cost $189,458,574)		$228,697,336

Percentages are based on Net Assets of $227,530,182.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Millennial Consumer ETF

(A)	This security or a partial position of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $1,148,167.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2021 was $1,394,890.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$227,302,446	$—	$—	$227,302,446
Short-Term Investment	653,046	—	—	653,046
Repurchase Agreement	—	741,844	—	741,844
Total Investments in Securities	$227,955,492	$741,844	$—	$228,697,336

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Education ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 8.1%
Consumer Discretionary — 8.1%
G8 Education *	83,586	$61,394
IDP Education	27,658	582,563
TOTAL AUSTRALIA		643,957
BRAZIL — 2.8%
Consumer Discretionary — 2.8%
Arco Platform, Cl A *	2,988	72,250
YDUQS Participacoes	30,702	153,464
TOTAL BRAZIL		225,714
CANADA — 3.4%
Information Technology — 3.4%
Docebo *	3,238	271,616
CHINA — 8.8%
Communication Services — 0.2%
iHuman ADR *	2,294	15,737
Consumer Discretionary — 8.6%
17 Education & Technology Group ADR *	16,645	18,309
China East Education Holdings	218,292	234,084
Gaotu Techedu ADR *	14,329	41,268
Koolearn Technology Holding *	97,882	54,244
New Oriental Education & Technology Group ADR *	76,194	172,198
Puxin ADR *	7,734	5,027
Scholar Education Group	50,800	13,260
TAL Education Group ADR *	20,138	107,134
Youdao ADR *	3,442	43,541
		689,065

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Education ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$704,802
JAPAN — 7.0%
Communication Services — 1.1%
Gakken Holdings	4,409	50,126
V-Cube	2,376	39,146
		89,272
Consumer Discretionary — 4.9%
Benesse Holdings	10,132	219,315
Edulab *	1,002	27,590
Media Do *	1,584	76,994
RareJob	950	11,812
Riso Kyoiku	15,423	56,015
		391,726
Industrials — 1.0%
Insource	4,210	81,356

TOTAL JAPAN		562,354
NORWAY — 3.8%
Communication Services — 3.8%
Kahoot! *	44,276	300,841
SOUTH KOREA — 1.0%
Consumer Discretionary — 1.0%
MegaStudyEdu	1,178	77,318
UNITED KINGDOM — 9.9%
Communication Services — 9.9%
Pearson	74,920	791,464
UNITED STATES — 55.2%
Communication Services — 7.7%
Bandwidth, Cl A *	2,261	232,657
John Wiley & Sons, Cl A	4,659	270,688

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Education ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Communication Services — continued
Scholastic	3,230	$107,365
		610,710
Consumer Discretionary — 32.2%
2U *	7,384	273,429
Bright Horizons Family Solutions *	6,039	880,245
Chegg *	13,326	1,108,990
Houghton Mifflin Harcourt *	12,509	168,496
Stride *	4,110	140,726
		2,571,886
Information Technology — 15.3%
8x8 *	10,607	256,159
Brightcove *	3,951	44,884
RingCentral, Cl A *	1,701	429,094
Zoom Video Communications, Cl A *	1,702	492,729
		1,222,866
TOTAL UNITED STATES		4,405,462
TOTAL COMMON STOCK
(Cost $12,744,821)		7,983,528

U.S. TREASURY OBLIGATION — 12.5%
U.S. Treasury Bill 0.026%, 09/07/21(A)
(Cost $999,996)	$1,000,000	999,995
TOTAL INVESTMENTS — 112.5%
(Cost $13,744,817)		$8,983,523

Percentages are based on Net Assets of $7,982,811.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Education ETF

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,983,528	$—	$—	$7,983,528
U.S. Treasury Obligation	—	999,995	—	999,995
Total Investments in Securities	$7,983,528	$999,995	$—	$8,983,523

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Cannabis ETF

	Shares	Value
COMMON STOCK — 102.3%
AUSTRALIA — 1.7%
Health Care — 1.7%
Creso Pharma * (A)	26,191,847	$2,488,500
CANADA — 81.9%
Consumer Discretionary — 2.7%
Fire & Flower Holdings * (A)	5,455,918	4,058,531
Consumer Staples — 5.6%
Flora Growth * (A)	881,491	8,224,311
Financials — 1.6%
RIV Capital * (A)	1,986,853	2,358,469
Health Care — 72.0%
Aleafia Health * (A)	8,422,420	2,266,152
Aurora Cannabis * (A)	1,782,129	13,223,397
Auxly Cannabis Group * (A)	21,563,336	4,692,690
Avant Brands *	3,106,396	1,524,129
Canopy Growth *	660,877	11,354,125
Cardiol Therapeutics, Cl A * (A)	1,030,338	3,815,916
Cronos Group *	1,695,528	11,190,364
Green Organic Dutchman Holdings * (A)	13,780,470	2,780,849
HEXO * (A)	1,772,376	4,348,012
MediPharm Labs * (A)	6,319,330	1,700,291
Organigram Holdings *	4,805,282	12,853,126
PharmaCielo *	2,640,452	2,528,348
Sundial Growers * (A)	15,164,499	11,825,276
Tetra Bio-Pharma * (A)	10,272,541	2,438,778
Tilray, Cl 2 *	856,238	11,721,898
Valens * (A)	3,252,427	7,772,983
		106,036,334

3

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Cannabis ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL CANADA		$120,677,645
UNITED STATES — 18.7%
Financials — 4.2%
AFC Gamma ‡	285,363	6,081,086
Health Care — 14.5%
cbdMD *	863,015	1,855,482
Charlottes Web Holdings * (A)	2,188,946	5,387,269
Corbus Pharmaceuticals Holdings *	3,268,269	4,216,067
MyMD Pharmaceuticals *	805,058	5,232,877
Zynerba Pharmaceuticals *	1,058,610	4,689,642
		21,381,337
TOTAL UNITED STATES		27,462,423
TOTAL COMMON STOCK
(Cost $197,661,237)		150,628,568
SHORT-TERM INVESTMENT(B)(C) — 11.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $17,413,577)	17,413,577	17,413,577
REPURCHASE AGREEMENT(B) — 13.4%
BNP Paribas
0.030%, dated 08/31/2021, to be repurchased on 09/01/2021, repurchase price $19,781,420 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,284,956 - $2,756,380, 1.250% - 1.500%, 08/15/2026 - 03/31/2028, with a total market value of $20,177,515)
(Cost $19,781,404)	$19,781,404	19,781,404
TOTAL INVESTMENTS — 127.5%
(Cost $234,856,218)		$187,823,549

Percentages are based on Net Assets of $147,317,955.

4

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Cannabis ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $34,137,471.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2021 was $37,194,981.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2021.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$150,628,568	$—	$—	$150,628,568
Short-Term Investment	17,413,577	—	—	17,413,577
Repurchase Agreement	—	19,781,404	—	19,781,404
Total Investments in Securities	$168,042,145	$19,781,404	$—	$187,823,549

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

5

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 5.2%
Health Care — 5.2%
Genscript Biotech *	3,141,218	$14,923,850
FRANCE — 0.6%
Health Care — 0.6%
Cellectis ADR * (A)	119,239	1,714,657
JAPAN — 1.3%
Health Care — 1.3%
Takara Bio	134,223	3,891,319
NETHERLANDS — 1.5%
Health Care — 1.5%
ProQR Therapeutics * (A)	147,027	982,140
uniQure *	111,146	3,223,234
TOTAL NETHERLANDS		4,205,374
SWITZERLAND — 3.6%
Health Care — 3.6%
CRISPR Therapeutics *	83,336	10,412,833
UNITED STATES — 87.7%
Health Care — 87.7%
Adverum Biotechnologies *	258,969	629,295
Agilent Technologies	83,899	14,721,757
Allogene Therapeutics *	206,753	4,931,059
Alnylam Pharmaceuticals *	78,845	15,881,748
Arrowhead Pharmaceuticals *	148,822	9,988,933
BioMarin Pharmaceutical *	140,509	11,832,263
Bluebird Bio *	193,426	3,539,696
Blueprint Medicines *	116,255	10,843,104
CareDx *	140,544	10,299,064
Dicerna Pharmaceuticals *	196,881	4,051,811
Editas Medicine, Cl A *	194,561	12,372,134
Gilead Sciences	87,645	6,378,803

6

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Homology Medicines *	119,043	$855,919
Illumina *	13,995	6,397,954
Intellia Therapeutics *	132,508	21,271,509
Invitae * (A)	308,368	9,136,944
Myriad Genetics *	215,045	7,694,310
NanoString Technologies *	130,955	7,621,581
Natera *	99,892	11,830,210
Pacific Biosciences of California *	336,159	10,525,138
Precision BioSciences *	131,182	1,648,958
QIAGEN *	231,920	12,945,774
REGENXBIO *	106,406	3,436,914
Rocket Pharmaceuticals *	170,163	5,821,276
Sangamo Therapeutics *	346,180	3,430,644
Sarepta Therapeutics *	161,325	12,602,709
Sorrento Therapeutics * (A)	764,691	6,882,219
Ultragenyx Pharmaceutical *	98,418	9,476,669
Veracyte *	193,763	9,321,938
Vertex Pharmaceuticals *	26,444	5,296,469
Voyager Therapeutics *	164,292	535,592
WaVe Life Sciences *	134,348	850,423
ZIOPHARM Oncology * (A)	560,203	913,131
TOTAL UNITED STATES		253,965,948
TOTAL COMMON STOCK
(Cost $271,257,652)		289,113,981
SHORT-TERM INVESTMENT(B)(C) — 1.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $4,633,810)	4,633,810	4,633,810

7

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Genomics & Biotechnology ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.8%
BNP Paribas
0.030%, dated 08/31/2021, to be repurchased on 09/01/2021, repurchase price $5,263,901 (collateralized by various U.S. Treasury Obligations, ranging in par value $341,931 - $733,482, 1.250% - 1.500%, 08/15/2026 - 03/31/2028, with a total market value of $5,369,304)
(Cost $5,263,897)	$5,263,897	$5,263,897
TOTAL INVESTMENTS — 103.3%
(Cost $281,155,359)		$299,011,688

Percentages are based on Net Assets of $289,500,664.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $9,810,385.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2021 was $9,897,707.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$289,113,981	$—	$—	$289,113,981
Short-Term Investment	4,633,810	—	—	4,633,810
Repurchase Agreement	—	5,263,897	—	5,263,897
Total Investments in Securities	$293,747,791	$5,263,897	$—	$299,011,688

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 95.8%
Consumer Staples — 3.0%
Fu Jian Anjoy Foods, Cl A	6,400	$154,991
Fujian Aonong Biological Technology Group, Cl A	15,820	19,934
		174,925
Health Care — 92.8%
3SBio *	77,600	86,507
Alphamab Oncology *	23,000	59,146
Anhui Anke Biotechnology Group, Cl A	87,080	157,910
Ascentage Pharma Group International *	7,500	37,223
BeiGene ADR *	1,531	472,007
Beijing SL Pharmaceutical, Cl A	29,600	44,363
Beijing Tiantan Biological Products, Cl A	33,057	158,932
Beijing Wantai Biological Pharmacy Enterprise, Cl A	3,740	134,824
Berry Genomics, Cl A *	9,855	35,009
BGI Genomics, Cl A *	15,138	220,055
Changchun High & New Technology Industry Group, Cl A	6,974	275,890
Daan Gene, Cl A	45,780	132,898
Genscript Biotech *	57,550	273,419
Getein Biotech, Cl A	9,240	27,110
Guangdong Hybribio Biotech, Cl A	15,642	72,319
Hualan Biological Engineering, Cl A	43,800	199,788
Joinn Laboratories China, Cl A	6,440	141,836
JW Cayman Therapeutics *	11,000	23,337
Kintor Pharmaceutical *	7,900	79,230
PharmaBlock Sciences Nanjing, Cl A	8,181	208,785
Shanghai Haohai Biological Technology, Cl A	1,106	29,680
Shanghai RAAS Blood Products, Cl A	130,600	140,478
Shenzhen Kangtai Biological Products, Cl A	20,571	386,009

Schedule of Investments	August 31, 2021 (Unaudited)

Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shenzhen Neptunus Bioengineering, Cl A *	75,700	$37,310
Shenzhen Weiguang Biological Products, Cl A	3,880	17,578
Sichuan Kelun Pharmaceutical, Cl A	44,000	124,117
Viva Biotech Holdings	46,900	40,886
Walvax Biotechnology, Cl A	56,800	684,030
Wuxi Biologics Cayman *	37,950	587,498
Zai Lab ADR *	1,713	247,528
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	27,100	215,179
		5,350,881
TOTAL CHINA		5,525,806
HONG KONG — 4.0%
Health Care — 4.0%
Sino Biopharmaceutical	279,900	234,289
TOTAL COMMON STOCK
(Cost $5,729,366)		5,760,095
TOTAL INVESTMENTS — 99.8%
(Cost $5,729,366)		$5,760,095

Percentages are based on Net Assets of $5,769,971.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of August 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 7.5%
Consumer Discretionary — 2.5%
JD Health International *	1,671,600	$15,539,571
Health Care — 5.0%
Alibaba Health Information Technology *	8,744,800	14,347,258
Ping An Healthcare and Technology *	2,234,600	16,492,255
		30,839,513
TOTAL CHINA		46,379,084
GERMANY — 2.2%
Health Care — 2.2%
CompuGroup Medical & KgaA	150,171	14,004,354
JAPAN — 4.1%
Health Care — 4.1%
M3 *	378,204	25,478,680
UNITED STATES — 86.2%
Consumer Staples — 0.3%
LifeMD * (A)	203,644	1,604,715
Financials — 0.6%
eHealth *	101,221	3,912,192
Health Care — 80.8%
1Life Healthcare *	584,647	14,329,698
Agilent Technologies	200,389	35,162,258
Allscripts Healthcare Solutions *	749,700	11,515,392
American Well, Cl A *	846,070	9,061,410
Cerner	360,927	27,556,776
Change Healthcare *	1,166,596	25,466,791
Computer Programs and Systems *	75,100	2,671,307
DarioHealth * (A)	90,542	1,221,412
Dexcom *	63,805	33,779,643
Evolent Health, Cl A *	468,386	11,503,560

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GoodRx Holdings, Cl A * (A)	315,464	$11,993,941
Guardant Health *	165,388	21,048,931
Illumina *	66,565	30,430,855
Inovalon Holdings, Cl A *	407,855	16,660,877
Invitae * (A)	741,314	21,965,134
iRhythm Technologies *	157,897	7,547,477
Laboratory Corp of America Holdings *	102,709	31,159,856
NextGen Healthcare *	297,757	4,543,772
Omnicell *	190,018	29,504,095
Ontrak * (A)	60,739	736,157
OptimizeRx *	78,314	5,182,821
Personalis *	191,014	4,045,677
Phreesia *	237,510	16,993,840
R1 RCM *	649,320	12,804,590
Signify Health, Cl A *	345,102	8,969,201
SmileDirectClub, Cl A * (A)	565,667	3,111,168
SOC Telemed, Cl A *	267,119	723,892
Tabula Rasa HealthCare *	122,514	3,835,913
Tandem Diabetes Care *	283,307	31,778,546
Teladoc Health *	146,037	21,090,664
UnitedHealth Group	68,782	28,631,883
Veracyte *	365,212	17,570,349
		502,597,886
Information Technology — 4.5%
Nuance Communications *	508,941	28,017,202
TOTAL UNITED STATES		536,131,995
TOTAL COMMON STOCK
(Cost $623,867,385)		621,994,113

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 1.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $11,505,575)	11,505,575	$11,505,575
REPURCHASE AGREEMENT(B) — 2.1%
BNP Paribas
0.030%, dated 08/31/2021, to be repurchased on 09/01/2021, repurchase price $13,070,067 (collateralized by various U.S. Treasury Obligations, ranging in par value $849,002 - $1,821,208, 1.250% - 1.500%, 08/15/2026 - 03/31/2028, with a total market value of $13,331,779)
(Cost $13,070,056)	$13,070,056	13,070,056
TOTAL INVESTMENTS — 103.9%
(Cost $648,443,016)		$646,569,744

Percentages are based on Net Assets of $622,311,285.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $24,579,420.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2021 was $24,575,631.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2021.

Cl — Class

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Telemedicine & Digital Health ETF

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$621,994,113	$—	$—	$621,994,113
Short-Term Investment	11,505,575	—	—	11,505,575
Repurchase Agreement	—	13,070,056	—	13,070,056
Total Investments in Securities	$633,499,688	$13,070,056	$—	$646,569,744

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.6%
Health Care — 0.6%
Cochlear	2,248	$383,136
BELGIUM — 1.5%
Health Care — 1.2%
UCB	6,629	758,110
Real Estate — 0.3%
Aedifica ‡	1,444	212,390
TOTAL BELGIUM		970,500
CANADA — 0.3%
Health Care — 0.3%
Chartwell Retirement Residences	17,744	180,859
CHINA — 4.2%
Health Care — 4.2%
AK Medical Holdings	125,800	129,401
BeiGene ADR *	3,167	976,386
Beijing Chunlizhengda Medical Instruments, Cl H *	70,900	178,678
Hansoh Pharmaceutical Group	204,000	557,388
Lifetech Scientific *	351,100	189,605
Luye Pharma Group *	301,347	160,799
Microport Scientific	61,900	383,226
Venus MedTech Hangzhou, Cl H *	20,400	96,658
TOTAL CHINA		2,672,141
DENMARK — 6.9%
Health Care — 6.9%
Demant *	8,241	467,001
Genmab *	2,254	1,066,919
GN Store Nord	4,894	368,146
Novo Nordisk, Cl B	25,598	2,550,516

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
TOTAL DENMARK		$4,452,582
FRANCE — 0.7%
Health Care — 0.7%
Korian	4,557	176,657
Orpea	2,217	278,980
TOTAL FRANCE		455,637
GERMANY — 1.2%
Health Care — 1.2%
Fresenius Medical Care & KGaA	10,197	782,894
IRELAND — 0.2%
Health Care — 0.2%
Amarin ADR *	28,873	157,069
ITALY — 0.6%
Health Care — 0.6%
Amplifon	7,773	406,299
JAPAN — 6.7%
Health Care — 6.7%
Astellas Pharma	64,567	1,091,397
Chugai Pharmaceutical	44,350	1,739,121
Kissei Pharmaceutical	8,160	179,897
Nipro	15,450	180,152
Terumo	26,385	1,104,058
TOTAL JAPAN		4,294,625
NEW ZEALAND — 0.3%
Health Care — 0.3%
Ryman Healthcare	16,946	184,637
SOUTH KOREA — 1.9%
Health Care — 1.9%
Celltrion *	4,778	1,207,429

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 0.2%
Health Care — 0.2%
Pharma Mar	1,478	$127,329
SWEDEN — 0.3%
Health Care — 0.3%
Elekta, Cl B	12,667	158,582
SWITZERLAND — 8.7%
Health Care — 8.7%
Alcon	17,313	1,425,788
Roche Holding	5,057	2,263,381
Sonova Holding	2,231	859,716
Straumann Holding	552	1,066,579
TOTAL SWITZERLAND		5,615,464
UNITED KINGDOM — 4.2%
Health Care — 4.2%
AstraZeneca ADR	35,815	2,087,298
Smith & Nephew	30,037	576,673
TOTAL UNITED KINGDOM		2,663,971
UNITED STATES — 61.3%
Health Care — 56.9%
AbbVie	16,694	2,016,301
ABIOMED *	1,565	569,597
ACADIA Pharmaceuticals *	8,387	146,856
Aerie Pharmaceuticals *	9,153	136,471
Agios Pharmaceuticals *	3,277	146,416
Alector *	8,814	238,242
Alphatec Holdings *	9,989	144,641
Amedisys *	1,095	200,878
Amgen	7,150	1,612,540
AngioDynamics *	7,169	202,883

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Arena Pharmaceuticals *	2,624	$138,862
Biogen *	5,257	1,781,650
Bluebird Bio *	5,985	109,526
Blueprint Medicines *	1,989	185,514
Boston Scientific *	45,727	2,064,574
Bristol-Myers Squibb	28,601	1,912,263
Brookdale Senior Living *	24,865	181,515
DaVita *	3,768	492,741
Denali Therapeutics *	4,106	218,439
Dexcom *	3,346	1,771,439
Edwards Lifesciences *	21,053	2,466,991
Eli Lilly	9,662	2,495,598
Ensign Group	1,863	152,151
Epizyme *	20,606	106,327
Exact Sciences *	5,788	604,151
Exelixis *	10,624	203,662
FibroGen *	9,216	107,182
Glaukos *	2,044	121,884
Halozyme Therapeutics *	4,913	206,297
Heron Therapeutics *	10,037	117,132
Incyte *	7,482	572,298
Inogen *	3,301	195,386
Insulet *	2,265	674,540
Integer Holdings *	1,886	186,318
Johnson & Johnson	10,864	1,880,884
LHC Group *	1,065	198,899
LivaNova *	2,194	181,422
MannKind *	40,181	192,869
Medtronic	14,658	1,956,550
Merit Medical Systems *	2,887	207,200
National HealthCare	2,278	168,230
Neurocrine Biosciences *	3,225	307,020

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Novocure *	3,508	$470,809
NuVasive *	2,597	161,378
Omeros *	9,803	159,789
Pennant Group *	3,924	119,957
Radius Health *	8,743	121,178
Regeneron Pharmaceuticals *	3,708	2,496,967
Seagen *	6,285	1,053,366
Silk Road Medical *	3,483	206,472
Stryker	7,090	1,964,639
Tactile Systems Technology *	3,324	147,852
Teleflex	1,612	637,482
Theravance Biopharma *	7,967	66,126
United Therapeutics *	1,492	320,601
Zimmer Biomet Holdings	7,243	1,089,709
		36,590,664
Real Estate — 4.4%
Diversified Healthcare Trust ‡	35,994	134,977
LTC Properties ‡	3,947	136,211
National Health Investors ‡	2,301	137,646
Omega Healthcare Investors ‡	7,861	263,579
Sabra Health Care ‡	9,386	150,176
Ventas ‡	12,901	721,682
Welltower ‡	14,450	1,264,809
		2,809,080
TOTAL UNITED STATES		39,399,744
TOTAL COMMON STOCK
(Cost $58,110,988)		64,112,898
TOTAL INVESTMENTS — 99.8%
(Cost $58,110,988)		$64,112,898

Percentages are based on Net Assets of $64,271,517.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Aging Population ETF

‡	Real Estate Investment Trust
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of August 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.5%
Consumer Staples — 0.5%
Blackmores	2,807	$204,739
CANADA — 2.6%
Consumer Discretionary — 2.6%
Gildan Activewear	28,973	1,112,009
CHINA — 12.1%
Consumer Discretionary — 12.1%
ANTA Sports Products	65,144	1,340,179
Li Ning	159,214	2,139,272
Topsports International Holdings	759,370	1,003,725
Xtep International Holdings	371,501	633,391
TOTAL CHINA		5,116,567
FRANCE — 2.7%
Consumer Staples — 2.7%
Danone	15,852	1,157,748
GERMANY — 5.9%
Consumer Discretionary — 5.9%
adidas	3,443	1,221,123
Puma	10,576	1,283,407
TOTAL GERMANY		2,504,530
HONG KONG — 1.3%
Consumer Discretionary — 1.3%
Huayi Tencent Entertainment *	1,959,351	51,142
Yue Yuen Industrial Holdings *	235,091	476,992
TOTAL HONG KONG		528,134
IRELAND — 1.8%
Consumer Staples — 1.8%
Glanbia	42,559	759,112

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
ITALY — 0.8%
Consumer Discretionary — 0.8%
Technogym	29,365	$346,988
JAPAN — 13.1%
Consumer Discretionary — 8.5%
ABC-Mart	12,036	645,294
Asics	27,706	588,872
Curves Holdings	13,635	104,255
Descente	11,190	328,489
Fast Fitness Japan	2,861	111,851
Goldwin	6,915	423,611
Shimano	4,709	1,384,496
		3,586,868
Consumer Staples — 3.7%
Ariake Japan	4,793	271,804
Yakult Honsha	22,317	1,287,910
		1,559,714
Health Care — 0.9%
Tsumura	11,189	385,494
TOTAL JAPAN		5,532,076
NETHERLANDS — 1.0%
Consumer Discretionary — 1.0%
Basic-Fit *	8,769	409,502
SOUTH KOREA — 1.6%
Consumer Discretionary — 1.6%
Fila Holdings	8,850	342,719
Hwaseung Enterprise	8,805	119,228
Youngone	6,460	232,057

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
TOTAL SOUTH KOREA		$694,004
TAIWAN — 7.0%
Consumer Discretionary — 7.0%
Dyaco International	28,013	70,453
Feng TAY Enterprise	129,581	1,009,959
Fulgent Sun International Holding	27,765	87,863
Giant Manufacturing	54,858	663,122
Johnson Health Tech	43,401	107,432
Merida Industry	44,060	507,158
Pou Chen	429,386	510,519
TOTAL TAIWAN		2,956,506
UNITED KINGDOM — 4.8%
Consumer Discretionary — 4.8%
Frasers Group *	75,803	697,929
JD Sports Fashion	94,602	1,314,332
TOTAL UNITED KINGDOM		2,012,261
UNITED STATES — 44.6%
Consumer Discretionary — 27.0%
Columbia Sportswear	9,685	987,967
Dick's Sporting Goods	9,556	1,345,580
Foot Locker	15,069	854,262
Hibbett	2,353	225,159
Lululemon Athletica *	3,615	1,446,614
Nautilus *	6,554	74,716
NIKE, Cl B	8,460	1,393,700
Peloton Interactive, Cl A *	9,150	916,738
Planet Fitness, Cl A *	12,137	986,738
Shoe Carnival	4,106	157,178
Skechers USA, Cl A *	19,974	1,007,289
Under Armour, Cl A *	27,544	637,368

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
VF	13,639	$1,042,974
WW International *	10,094	218,535
Zumiez *	3,725	149,708
		11,444,526
Consumer Staples — 11.8%
BellRing Brands, Cl A *	5,753	194,279
Calavo Growers	2,587	121,382
Cal-Maine Foods	6,434	232,654
Celsius Holdings *	10,601	866,738
Hain Celestial Group *	14,592	545,887
Herbalife Nutrition *	17,251	885,666
Medifast	1,727	393,583
Nu Skin Enterprises, Cl A	7,424	375,803
Sanderson Farms	3,272	642,948
Sprouts Farmers Market *	17,217	428,703
USANA Health Sciences *	3,013	292,351
		4,979,994
Health Care — 5.1%
Dexcom *	2,985	1,580,319
Prestige Consumer Healthcare *	7,280	417,799
Tivity Health *	7,163	166,540
		2,164,658
Industrials — 0.7%
Healthcare Services Group	10,892	284,935
TOTAL UNITED STATES		18,874,113
TOTAL COMMON STOCK
(Cost $37,616,024)		42,208,289
TOTAL INVESTMENTS — 99.8%
(Cost $37,616,024)		$42,208,289

Percentages are based on Net Assets of $42,284,225.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Health & Wellness ETF

*	Non-income producing security.

Cl — Class

As of August 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — 99.6%
CANADA — 3.6%
Industrials — 2.5%
Ballard Power Systems *	250,979	$4,216,447
Information Technology — 1.1%
Canadian Solar *	50,755	1,876,412
TOTAL CANADA		6,092,859
CHINA — 19.1%
Industrials — 3.4%
China Everbright Environment Group	5,225,000	3,614,406
Dongfang Electric, Cl H	596,300	817,317
Xinjiang Goldwind Science & Technology, Cl H	656,700	1,254,741
		5,686,464
Information Technology — 15.7%
Daqo New Energy ADR *	58,706	3,599,265
Flat Glass Group, Cl H	383,600	2,239,251
GCL-Poly Energy Holdings *(A)(B)(C)	20,561,800	3,808,137
JinkoSolar Holding ADR *	38,390	1,888,788
Xinyi Solar Holdings	6,055,800	14,638,539
		26,173,980
TOTAL CHINA		31,860,444
DENMARK — 7.1%
Industrials — 7.1%
Vestas Wind Systems	296,201	11,956,462
GERMANY — 5.6%
Industrials — 4.8%
Nordex *	135,132	2,531,542
Varta	34,175	5,446,183
		7,977,725

Schedule of Investments	August 31, 2021 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.8%
SMA Solar Technology	29,415	$1,407,675
TOTAL GERMANY		9,385,400
NETHERLANDS — 1.2%
Industrials — 1.2%
Alfen Beheer BV *	18,436	1,978,247
NORWAY — 1.2%
Industrials — 1.2%
NEL *	1,239,241	2,033,526
SOUTH KOREA — 14.2%
Industrials — 3.1%
CS Wind	35,795	2,466,705
Doosan Fuel Cell *	55,657	2,635,361
		5,102,066
Information Technology — 7.7%
Samsung SDI	18,791	12,852,010
Materials — 3.4%
Hanwha Solutions *	162,852	5,723,592
TOTAL SOUTH KOREA		23,677,668
SPAIN — 5.5%
Industrials — 5.5%
Siemens Gamesa Renewable Energy *	313,336	9,287,674
SWEDEN — 0.6%
Industrials — 0.6%
PowerCell Sweden *	43,962	982,429
SWITZERLAND — 1.1%
Information Technology — 1.1%
Landis+Gyr Group	24,551	1,880,086

Schedule of Investments	August 31, 2021 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 1.1%
Information Technology — 1.1%
Simplo Technology	162,864	$1,857,038
UNITED KINGDOM — 7.3%
Industrials — 3.3%
Ceres Power Holdings *	146,264	2,373,285
ITM Power *	468,265	3,128,168
		5,501,453
Materials — 4.0%
Johnson Matthey	164,045	6,635,310
TOTAL UNITED KINGDOM		12,136,763
UNITED STATES — 32.0%
Consumer Discretionary — 1.9%
QuantumScape, Cl A *	145,304	3,196,688
Industrials — 10.8%
Ameresco, Cl A *	25,637	1,772,798
Array Technologies *	107,997	2,059,503
Bloom Energy, Cl A *	122,475	2,623,414
FuelCell Energy *	274,295	1,711,601
Plug Power *	235,097	6,126,628
Shoals Technologies Group, Cl A *	79,504	2,589,445
TPI Composites *	30,999	1,125,574
		18,008,963
Information Technology — 19.3%
Enphase Energy *	68,568	11,912,319
First Solar *	89,760	8,437,440
Maxeon Solar Technologies *	28,340	483,480
SolarEdge Technologies *	28,748	8,330,596
SunPower, Cl A *	143,964	3,102,424
		32,266,259
TOTAL UNITED STATES		53,471,910
TOTAL COMMON STOCK
(Cost $190,581,265)		166,600,506
TOTAL INVESTMENTS — 99.6%
(Cost $190,581,265)		$166,600,506

Schedule of Investments	August 31, 2021 (Unaudited)

Global X CleanTech ETF

Percentages are based on Net Assets of $167,197,720.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of August 31, 2021 was $3,808,137 and represented 2.3% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of August 31, 2021 was $3,808,137 and represents 2.3% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$162,792,369	$—	$3,808,137	$166,600,506
Total Investments in Securities	$162,792,369	$—	$3,808,137	$166,600,506

Schedule of Investments	August 31, 2021 (Unaudited)

Global X CleanTech ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock
Beginning Balance as of November 30, 2020	$-
Transfers out of Level 3	-
Transfers into Level 3	3,808,137
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Ending Balance as of August 31, 2021	$3,808,137

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.8%
Consumer Discretionary — 0.8%
TopBuild *	165,151	$36,133,387
Industrials — 71.0%
Acuity Brands	181,296	33,454,551
Advanced Drainage Systems	350,496	40,009,118
AECOM *	731,831	47,978,840
Altra Industrial Motion	320,061	18,742,772
Arcosa	237,582	12,073,917
Argan	252,514	11,691,398
Astec Industries	168,699	10,314,257
Atkore *	235,507	21,847,984
Builders FirstSource *	1,016,624	54,175,893
Carlisle	266,165	56,091,612
Columbus McKinnon	264,006	12,157,476
Construction Partners, Cl A *	349,469	11,696,727
Crane	286,786	29,186,211
CSW Industrials	92,629	12,300,205
CSX	3,710,511	120,702,923
Deere	371,067	140,274,458
Dycom Industries *	155,324	11,700,557
Eaton	906,967	152,696,964
EMCOR Group	271,183	32,948,734
Emerson Electric	1,346,447	142,050,158
Exponent	254,471	29,747,660
Fastenal	2,352,830	131,405,555
Fortive	1,619,243	119,613,480
Gibraltar Industries *	164,689	12,295,681
Gorman-Rupp	338,762	11,880,383
Graco	838,986	65,793,282
Granite Construction	336,975	13,660,967
Greenbrier	310,427	13,689,831
H&E Equipment Services	356,281	12,131,368

Schedule of Investments	August 31, 2021 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Herc Holdings *	162,431	$21,351,555
Howmet Aerospace	2,170,487	68,912,962
Hubbell, Cl B	269,278	55,500,889
IDEX	376,767	84,395,808
Insteel Industries	411,010	15,207,370
Jacobs Engineering Group	650,356	87,772,046
Kansas City Southern	467,940	131,336,720
Lincoln Electric Holdings	298,550	41,680,566
Manitowoc *	780,886	18,936,486
MasTec *	367,317	33,587,466
Matrix Service *	848,717	9,573,528
MRC Global *	1,538,997	12,619,775
Mueller Industries	299,223	13,348,338
Mueller Water Products, Cl A	914,606	15,200,752
MYR Group *	179,667	18,687,165
Norfolk Southern	463,290	117,462,547
Northwest Pipe *	349,580	9,061,114
NOW *	1,381,091	10,606,779
Parker-Hannifin	407,210	120,806,991
Pentair	832,941	64,269,728
Powell Industries	370,247	9,367,249
Primoris Services	368,560	9,471,992
Quanta Services	689,010	70,347,921
RBC Bearings *	126,115	29,198,145
Rexnord	596,410	36,237,872
Rockwell Automation	424,626	138,194,532
SPX *	220,584	13,782,088
Sterling Construction *	473,883	10,927,742
Team *	1,011,009	4,529,320
Terex	340,069	17,360,522
Tetra Tech	267,632	38,496,187
Titan Machinery *	503,133	14,449,980

Schedule of Investments	August 31, 2021 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Trane Technologies	736,046	$146,105,131
Trinity Industries	568,327	16,498,533
Tutor Perini *	686,302	9,896,475
Union Pacific	544,414	118,050,732
United Rentals *	360,478	127,122,567
Valmont Industries	106,890	26,600,645
Wabash National	668,080	10,381,963
WESCO International *	249,312	29,174,490
Willdan Group *	221,391	8,370,794
Woodward	310,734	37,580,170
		3,254,776,597
Information Technology — 3.2%
Badger Meter	147,904	15,839,039
Calix *	322,153	15,012,330
Trimble *	1,248,649	117,647,709
		148,499,078
Materials — 21.4%
Alcoa *	922,534	40,932,834
Allegheny Technologies *	625,372	11,169,144
Arconic *	539,196	18,596,870
Century Aluminum *	974,815	12,497,128
Cleveland-Cliffs *	1,977,150	46,403,710
Commercial Metals	591,821	19,305,201
Eagle Materials	210,000	32,936,400
Forterra *	540,332	12,449,249
Haynes International	471,151	18,492,677
Louisiana-Pacific	539,697	34,238,378
Martin Marietta Materials	311,177	118,636,231
Minerals Technologies	170,273	13,390,269
Nucor	1,508,339	177,320,333
Reliance Steel & Aluminum	317,835	47,687,963

Schedule of Investments	August 31, 2021 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
RPM International	651,992	$53,652,422
Ryerson Holding	812,794	18,816,181
Steel Dynamics	1,052,868	71,058,061
Summit Materials, Cl A *	567,227	19,098,533
United States Steel	1,091,844	29,206,827
Vulcan Materials	712,648	132,502,643
Westlake Chemical	635,200	55,484,720
		983,875,774
Utilities — 3.4%
MDU Resources Group	992,713	31,935,577
Sempra Energy	926,901	122,684,617
		154,620,194
TOTAL COMMON STOCK
(Cost $4,062,554,082)		4,577,905,030
TOTAL INVESTMENTS — 99.8%
(Cost $4,062,554,082)		$4,577,905,030

Percentages are based on Net Assets of $4,585,620,401.

*	Non-income producing security.

Cl — Class

As of August 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Thematic Growth ETF

	Shares/Face Amount	Value
EXCHANGE TRADED FUNDS — 99.9%
Global X Cannabis ETF (A)	824,001	$8,627,291
Global X Cloud Computing ETF * (A) (B)	581,843	17,798,577
Global X FinTech ETF * (A) (B)	349,588	17,982,807
Global X Genomics & Biotechnology ETF * (A)	1,104,107	26,631,061
Global X Lithium & Battery Tech ETF (A)	107,504	9,199,117
Global X Renewable Energy Producers ETF (A)	549,065	9,021,138
Global X Robotics & Artificial Intelligence ETF (A)	246,601	9,042,859
Global X Social Media ETF * (A)	274,519	18,137,470
TOTAL EXCHANGE TRADED FUNDS
(Cost $117,381,960)		116,440,320
SHORT-TERM INVESTMENT (C)(D) — 8.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $9,498,327)	9,498,327	9,498,327
REPURCHASE AGREEMENT (C) — 9.3%
BNP Paribas
0.030%, dated 08/31/2021, to be repurchased on 09/01/2021, repurchase price $10,789,880 (collateralized by various U.S. Treasury Obligations, ranging in par value $700,886 - $1,503,482, 1.250% - 1.500%, 08/15/2026 - 03/31/2028, with a total market value of $11,005,932)
(Cost $10,789,871)	$10,789,871	10,789,871
TOTAL INVESTMENTS — 117.4%
(Cost $137,670,158)		$136,728,518

Percentages are based on Net Assets of $116,438,190.

*	Non-income producing security.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Thematic Growth ETF

(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $19,718,205.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2021 was $20,288,198.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2021.

Cl — Class
ETF — Exchange Traded Fund

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$116,440,320	$—	$—	$116,440,320
Short-Term Investment	9,498,327	—	—	9,498,327
Repurchase Agreement	—	10,789,871	—	10,789,871
Total Investments in Securities	$125,938,647	$10,789,871	$—	$136,728,518

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

Schedule of Investments	August 31, 2021 (Unaudited)

Global X Thematic Growth ETF

The following is a summary of the transactions with affiliates for the period ended August 31, 2021:

				Changes in
				Unrealized
	Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at		Dividend
	11/30/20	Cost	Sales	(Depreciation)	(Loss)	08/31/21	Shares	Income
Global X FinTech ETF	$3,470,146	$35,092,984	$(23,378,342)	$1,155,914	$1,642,105	$17,982,807	349,588	$-
Global X Lithium & Battery Tech ETF	4,048,721	16,227,840	(14,946,116)	(59,119)	3,927,791	9,199,117	107,504	13,201
Global X Robotics & Artificial Intelligence ETF	3,483,367	13,074,826	(8,476,891)	(28,342)	989,899	9,042,859	246,601	18,817
Global X Social Media ETF	3,585,488	18,088,702	(3,765,036)	(866,107)	1,094,423	18,137,470	274,519	-
Global X Cannabis ETF	9,262,548	29,799,095	(28,088,785)	(5,578,119)	3,232,551	8,627,290	824,001	174,236
Global X Cloud Computing ETF	6,196,733	23,004,643	(13,616,702)	487,701	1,726,202	17,798,577	581,843	-
Global X Genomics & Biotechnology ETF	5,982,932	24,995,902	(4,504,472)	(961,994)	1,118,694	26,631,062	1,104,107	9,743
Global X Renewable Energy Producers ETF	-	9,025,256	-	(4,118)	-	9,021,138	549,065	-
Totals:	$36,029,935	$169,309,248	$(96,776,344)	$(5,854,184)	$13,731,665	$116,440,320	4,037,228	$215,997

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments		August 31, 2021 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 4.8%
Materials — 4.8%
Nufarm *	41,436	$135,367
BRAZIL — 0.3%
Consumer Staples — 0.3%
Marfrig Global Foods	2,400	9,606
CANADA — 14.4%
Consumer Staples — 0.6%
Maple Leaf Foods	456	9,931
SunOpta *	780	7,355
		17,286
Materials — 13.8%
Nutrien	6,384	387,445
TOTAL CANADA		404,731
FRANCE — 2.3%
Consumer Staples — 2.3%
Danone	888	64,855
GERMANY — 2.8%
Health Care — 2.8%
Bayer	1,428	79,472
ISRAEL — 0.4%
Materials — 0.4%
ICL Group	1,380	9,774
UNITED KINGDOM — 4.2%
Consumer Staples — 4.2%
Unilever	2,136	118,939
UNITED STATES — 70.8%
Consumer Discretionary — 3.3%
GrowGeneration *	2,892	92,515

Schedule of Investments		August 31, 2021 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 31.6%
AppHarvest *	9,156	$76,911
Archer-Daniels-Midland	792	47,520
Beyond Meat *	2,424	290,007
Hain Celestial Group *	240	8,978
Ingredion	108	9,489
Kellogg	480	30,307
Laird Superfood *	324	6,457
Oatly Group ADR *	14,700	267,834
Sprouts Farmers Market *	372	9,263
Tattooed Chef *	6,756	143,025
		889,791
Industrials — 21.6%
AGCO	84	11,560
AgEagle Aerial Systems *	9,780	34,621
Agrify *	2,160	61,344
Hydrofarm Holdings Group *	2,412	121,951
Lindsay	876	144,321
Raven Industries *	2,472	144,241
Titan Machinery *	3,204	92,019
		610,057
Materials — 14.3%
Corteva	8,544	375,679
FMC	192	17,977
Scotts Miracle-Gro, Cl A	60	9,410
		403,066
TOTAL UNITED STATES		1,995,429
TOTAL COMMON STOCK
(Cost $2,987,004)		2,818,173

Schedule of Investments		August 31, 2021 (Unaudited)

Global X AgTech & Food Innovation ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 17.7%
U.S. Treasury Bill
0.026%, 09/07/21(A)
(Cost $499,998)	$500,000	$499,998
TOTAL INVESTMENTS — 117.7%
(Cost $3,487,002)		$3,318,171

Percentages are based on Net Assets of $2,819,648.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,818,173	$—	$—	$2,818,173
U.S. Treasury Obligation	—	499,998	—	499,998
Total Investments in Securities	$2,818,173	$499,998	$—	$3,318,171

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Blockchain ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 23.9%
Consumer Discretionary — 1.4%
BIGG Digital Assets *	515,156	$472,901
Information Technology — 22.5%
Bitfarms *	256,940	1,510,754
Hive Blockchain Technologies *	523,740	1,657,864
Hut 8 Mining *	234,552	1,839,441
Voyager Digital *	173,188	2,562,906
		7,570,965
TOTAL CANADA		8,043,866
CHINA — 17.6%
Consumer Discretionary — 1.6%
BIT Mining ADR *	27,608	260,896
Future FinTech Group *	108,808	279,636
		540,532
Financials — 2.0%
BC Technology Group *	359,600	689,853
Industrials — 3.3%
SOS ADR *	406,696	1,102,146
Information Technology — 10.7%
Bit Digital *	88,624	1,136,160
Canaan ADR *	176,320	1,657,408
Ebang International Holdings, Cl A *	313,780	803,277
		3,596,845
TOTAL CHINA		5,929,376
GERMANY — 3.8%
Information Technology — 3.8%
Northern Data *	14,848	1,290,018

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Blockchain ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
HONG KONG — 0.3%
Financials — 0.3%
Diginex *	16,472	$85,654
UNITED KINGDOM — 4.0%
Information Technology — 4.0%
Argo Blockchain *	700,872	1,360,055
UNITED STATES — 50.4%
Consumer Discretionary — 1.4%
Overstock.com *	6,496	468,687
Financials — 15.1%
Coinbase Global, Cl A *	15,080	3,905,720
Galaxy Digital Holdings *	71,456	1,187,493
		5,093,213
Information Technology — 33.9%
Cleanspark *	16,820	232,116
GreenBox POS *	50,576	493,116
Marathon Digital Holdings *	120,176	4,877,944
NVIDIA	3,248	727,065
PayPal Holdings *	2,204	636,206
Riot Blockchain *	101,384	3,783,651
Square, Cl A *	2,552	684,115
		11,434,213
TOTAL UNITED STATES		16,996,113
TOTAL COMMON STOCK
(Cost $30,117,085)		33,705,082
U.S. TREASURY OBLIGATION — 8.9%
U.S. Treasury Bill
0.026%, 09/07/21(A)
(Cost $2,999,987)	$3,000,000	2,999,985

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Blockchain ETF

Value
TOTAL INVESTMENTS — 108.9%
(Cost $33,117,072)	$36,705,067

Percentages are based on Net Assets of $33,702,577.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$33,705,082	$—	$—	$33,705,082
U.S. Treasury Obligation	—	2,999,985	—	2,999,985
Total Investments in Securities	$33,705,082	$2,999,985	$—	$36,705,067

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 1.8%
Utilities — 1.8%
Cia de Saneamento Basico do Estado de Sao Paulo *	15,948	$112,549
Cia de Saneamento de Minas Gerais-COPASA *	9,176	25,021
TOTAL BRAZIL		137,570
CHILE — 0.4%
Utilities — 0.4%
Aguas Andinas, Cl A	118,120	26,389
CHINA — 5.8%
Industrials — 1.6%
Beijing Originwater Technology, Cl A	88,400	103,855
Zhongyuan Environment-Protection, Cl A	17,800	17,353
		121,208
Materials — 0.2%
Dalian Bio-Chemical, Cl A	8,700	17,624
Utilities — 4.0%
Beijing Enterprises Water Group	188,740	77,900
Chengdu Xingrong Environment, Cl A	52,800	45,336
Guangdong Investment	127,200	176,636
		299,872
TOTAL CHINA		438,704
FRANCE — 4.2%
Utilities — 4.2%
Suez	13,511	313,401
JAPAN — 3.4%
Industrials — 3.4%
Kurita Water Industries	4,096	192,384
METAWATER	1,012	17,521

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Nomura Micro Science	616	$27,251
Organo	352	20,378
TOTAL JAPAN		257,534
NORWAY — 0.2%
Industrials — 0.2%
Vow *	3,324	12,799
Vow Green Metals *	3,172	2,525
TOTAL NORWAY		15,324
SINGAPORE — 1.0%
Utilities — 1.0%
Keppel Infrastructure Trust	191,242	76,776
SOUTH KOREA — 2.5%
Consumer Discretionary — 2.5%
Coway	2,821	190,265
UNITED KINGDOM — 12.0%
Utilities — 12.0%
Pennon Group	12,094	207,722
Severn Trent	9,281	352,791
United Utilities Group	23,369	340,110
TOTAL UNITED KINGDOM		900,623
UNITED STATES — 68.5%
Industrials — 35.7%
Advanced Drainage Systems	2,635	300,785
AO Smith	4,482	325,931
Energy Recovery *	1,408	28,765
Evoqua Water Technologies *	4,755	185,065
Franklin Electric	1,719	146,081
Mueller Water Products, Cl A	6,728	111,819
Pentair	6,460	498,454

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Reliance Worldwide	37,174	$159,208
Watts Water Technologies, Cl A	1,311	224,928
Xylem	5,195	708,131
		2,689,167
Information Technology — 2.1%
Badger Meter	1,502	160,849
Materials — 7.9%
Ecolab	2,509	565,428
Forterra *	1,212	27,925
		593,353
Utilities — 22.8%
American States Water	1,796	165,609
American Water Works	3,614	658,651
California Water Service Group	2,461	156,396
Essential Utilities	11,320	561,812
Middlesex Water	792	86,653
SJW Group	1,355	93,942
		1,723,063
TOTAL UNITED STATES		5,166,432
TOTAL COMMON STOCK
(Cost $7,139,574)		7,523,018
TOTAL INVESTMENTS — 99.8%
(Cost $7,139,574)		$7,523,018

Percentages are based on Net Assets of $7,538,061.

*	Non-income producing security.

Cl — Class

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Clean Water ETF

As of August 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — 98.2%
CANADA — 17.0%
Industrials — 17.0%
Ballard Power Systems *	39,600	$665,280
Xebec Adsorption *	83,314	217,573
TOTAL CANADA		882,853
DENMARK — 3.2%
Energy — 3.2%
Everfuel *	24,904	164,208
FRANCE — 3.2%
Industrials — 3.2%
Hydrogen Refueling Solutions *	4,268	163,741
IRELAND — 0.3%
Industrials — 0.3%
Fusion Fuel Green, Cl A *	1,232	14,772
JAPAN — 2.2%
Consumer Discretionary — 2.2%
Toyota Motor	1,320	115,251
NORWAY — 7.4%
Industrials — 7.1%
Hexagon Purus Holding *	3,806	14,384
NEL *	216,700	355,593
		369,977
Materials — 0.3%
Aker Clean Hydrogen *	19,448	15,392
TOTAL NORWAY		385,369
SOUTH KOREA — 8.0%
Industrials — 8.0%
Doosan Fuel Cell *	4,950	234,383
S-Fuelcell	5,490	178,746

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
TOTAL SOUTH KOREA		$413,129
SWEDEN — 8.2%
Industrials — 8.2%
Cell Impact *	40,876	202,519
PowerCell Sweden *	10,010	223,696
TOTAL SWEDEN		426,215
UNITED KINGDOM — 10.9%
Industrials — 10.9%
AFC Energy *	20,680	16,906
Ceres Power Holdings *	17,160	278,439
ITM Power *	40,040	267,480
TOTAL UNITED KINGDOM		562,825
UNITED STATES — 37.8%
Industrials — 35.6%
Advent Technologies Holdings *	29,788	220,431
Bloom Energy, Cl A *	26,686	571,614
Chart Industries *	836	157,486
Cummins	506	119,406
FuelCell Energy *	29,854	186,289
Hyzon Motors *	1,760	16,597
Nikola *	1,694	17,669
Plug Power *	21,252	553,827
		1,843,319
Materials — 2.2%
Air Products & Chemicals	418	112,655
TOTAL UNITED STATES		1,955,974
TOTAL COMMON STOCK
(Cost $5,185,349)		5,084,337

Schedule of Investments		August 31, 2021 (Unaudited)

Global X Hydrogen ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 9.7%
U.S. Treasury Bill
0.026%, 09/07/21(A)
(Cost $499,998)	$500,000	$499,997
TOTAL INVESTMENTS — 107.9%
(Cost $5,685,347)		$5,584,334

Percentages are based on Net Assets of $5,174,671.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,084,337	$—	$—	$5,084,337
U.S. Treasury Obligation	—	499,997	—	499,997
Total Investments in Securities	$5,084,337	$499,997	$—	$5,584,334

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-008-1100

Schedule of Investments	August 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — 54.8%
Angola — 0.5%
Angolan Government International Bond
9.500%, 11/12/25	$200,000	$223,072
8.250%, 05/09/28	400,000	425,706
		648,778
Argentina — 1.5%
Argentine Republic Government International Bond
2.500%, 3.500%, 7/9/2022, 07/09/41(A)	1,400,000	544,782
2.000%, 3.875%, 7/9/2022, 01/09/38(A)	1,600,000	656,256
1.125%, 1.500%, 7/9/2022, 07/09/35(A)	2,100,000	731,808
		1,932,846
Azerbaijan — 0.2%
Republic of Azerbaijan International Bond
4.750%, 03/18/24	200,000	216,760

Bahrain — 0.6%
Bahrain Government International Bond
7.000%, 10/12/28	200,000	220,470
7.000%, 01/26/26	200,000	223,718
Bahrain Government International Bond MTN
5.250%, 01/25/33	300,000	288,792
		732,980
Brazil — 0.2%
Brazilian Government International Bond
2.875%, 06/06/25	200,000	206,532

Chile — 1.0%
Chile Government International Bond
3.500%, 01/25/50	600,000	642,216
3.240%, 02/06/28	200,000	217,224
2.450%, 01/31/31	400,000	409,996
		1,269,436

Schedule of Investments	August 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Colombia — 4.7%
Colombia Government International Bond
5.200%, 05/15/49	$1,000,000	$1,069,830
5.000%, 06/15/45	800,000	835,856
4.500%, 01/28/26	200,000	217,304
4.125%, 05/15/51	1,200,000	1,116,888
4.125%, 02/22/42	600,000	575,820
3.250%, 04/22/32	800,000	780,984
3.125%, 04/15/31	1,400,000	1,368,094
3.000%, 01/30/30	200,000	196,138
		6,160,914
Dominican Republic — 1.3%
Dominican Republic International Bond
6.850%, 01/27/45	200,000	229,500
6.500%, 02/15/48	400,000	442,600
6.000%, 07/19/28	200,000	229,002
5.950%, 01/25/27	400,000	454,004
5.875%, 01/30/60	200,000	203,502
5.500%, 01/27/25	200,000	218,902
		1,777,510
Ecuador — 0.7%
Ecuador Government International Bond
1.000%, 2.500%, 7/31/2022, 07/31/35(A)	400,000	288,004
0.500%, 1.500%, 7/31/2022, 07/31/40(A)	1,000,000	640,010
		928,014
Egypt — 3.7%
Egypt Government International Bond
8.875%, 05/29/50	700,000	753,375
8.700%, 03/01/49	800,000	845,280
7.903%, 02/21/48	400,000	397,256
7.625%, 05/29/32(B)	600,000	643,745
7.625%, 05/29/32	200,000	214,582
5.875%, 06/11/25	200,000	213,400
Egypt Government International Bond MTN
7.600%, 03/01/29	400,000	439,080
7.500%, 01/31/27	200,000	222,794
7.053%, 01/15/32	800,000	828,160
5.875%, 02/16/31	400,000	395,174
		4,952,846

Schedule of Investments	August 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
El Salvador — 0.1%
El Salvador Government International Bond
7.125%, 01/20/50(B)	$200,000	$164,502

Ghana — 1.5%
Ghana Government International Bond
8.950%, 03/26/51	400,000	391,928
8.627%, 06/16/49	400,000	383,496
7.750%, 04/07/29(B)	600,000	605,794
7.750%, 04/07/29	600,000	605,794
		1,987,012
Hungary — 0.6%
Hungary Government International Bond
7.625%, 03/29/41	200,000	340,038
5.375%, 03/25/24	400,000	447,549
		787,587
India — 0.5%
Export-Import Bank of India
3.875%, 02/01/28	600,000	653,299

Indonesia — 1.0%
Indonesia Government International Bond
3.500%, 01/11/28	600,000	660,540
2.950%, 01/11/23	200,000	206,484
Indonesia Government International Bond MTN
4.750%, 01/08/26	200,000	229,062
Perusahaan Penerbit SBSN Indonesia III
4.350%, 09/10/24	200,000	219,656
		1,315,742
Ivory Coast — 1.2%
Ivory Coast Government International Bond
6.125%, 06/15/33	1,400,000	1,532,664

Jordan — 0.3%
Jordan Government International Bond
5.750%, 01/31/27	400,000	434,760

Schedule of Investments	August 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Kenya — 0.5%
Kenya Government International Bond
8.250%, 02/28/48	$400,000	$452,720
6.875%, 06/24/24	200,000	220,209
		672,929
Kuwait — 0.3%
Kuwait International Government Bond
3.500%, 03/20/27	400,000	447,000

Mexico — 1.4%
Mexico Government International Bond
5.000%, 04/27/51	600,000	697,500
4.750%, 04/27/32	600,000	695,142
3.750%, 01/11/28	400,000	441,744
		1,834,386
Morocco — 1.6%
Morocco Government International Bond
4.000%, 12/15/50	1,200,000	1,115,184
3.000%, 12/15/32	200,000	193,483
2.375%, 12/15/27	800,000	790,000
		2,098,667
Nigeria — 2.3%
Nigeria Government International Bond
9.248%, 01/21/49	200,000	229,502
8.747%, 01/21/31	800,000	905,952
7.625%, 11/21/25	600,000	671,076
Nigeria Government International Bond MTN
7.625%, 11/28/47	200,000	201,500
6.500%, 11/28/27	1,000,000	1,055,490
		3,063,520
Oman — 3.0%
Oman Government International Bond
7.375%, 10/28/32	200,000	232,040
6.750%, 01/17/48	400,000	408,500
6.750%, 10/28/27	800,000	902,944
6.250%, 01/25/31	600,000	654,048
5.625%, 01/17/28	500,000	529,500
5.375%, 03/08/27	400,000	423,036
4.125%, 01/17/23	200,000	204,248

Schedule of Investments	August 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Oman — continued
Oman Government International Bond MTN
6.000%, 08/01/29	$400,000	$427,758
4.875%, 02/01/25	200,000	209,557
		3,991,631
Pakistan — 0.6%
Pakistan Government International Bond
8.250%, 04/15/24	600,000	642,000
6.875%, 12/05/27	200,000	204,500
		846,500
Panama — 1.4%
Panama Government International Bond
4.500%, 05/15/47	200,000	228,538
3.870%, 07/23/60	1,000,000	1,031,580
3.750%, 03/16/25	600,000	649,254
		1,909,372
Paraguay — 0.5%
Paraguay Government International Bond
5.000%, 04/15/26	200,000	226,502
4.950%, 04/28/31	400,000	463,004
		689,506
Peru — 1.7%
Peruvian Government International Bond
8.750%, 11/21/33	600,000	944,256
5.625%, 11/18/50	200,000	277,720
4.125%, 08/25/27	600,000	675,006
2.783%, 01/23/31	400,000	408,288
		2,305,270
Philippines — 0.9%
Philippine Government International Bond
6.375%, 10/23/34	200,000	284,745
4.200%, 01/21/24	400,000	432,433
3.700%, 02/02/42	200,000	221,244
3.200%, 07/06/46	200,000	206,668
		1,145,090

Schedule of Investments	August 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Qatar — 3.7%
Qatar Government International Bond
4.817%, 03/14/49	$800,000	$1,044,755
4.500%, 04/23/28	600,000	708,000
4.400%, 04/16/50	200,000	247,638
4.000%, 03/14/29	400,000	460,744
3.875%, 04/23/23	600,000	633,672
3.750%, 04/16/30	200,000	227,847
3.400%, 04/16/25	800,000	867,221
3.250%, 06/02/26	600,000	653,214
		4,843,091
Romania — 0.8%
Romanian Government International Bond
4.000%, 02/14/51	200,000	212,014
Romanian Government International Bond MTN
4.875%, 01/22/24	600,000	657,456
4.375%, 08/22/23	200,000	214,352
		1,083,822
Russia — 2.9%
Russian Foreign Bond - Eurobond
5.250%, 06/23/47	1,200,000	1,552,536
5.100%, 03/28/35	200,000	243,738
4.750%, 05/27/26	200,000	226,840
4.375%, 03/21/29	800,000	914,128
4.250%, 06/23/27	800,000	898,312
		3,835,554
Saudi Arabia — 1.5%
Saudi Government International Bond
5.250%, 01/16/50	200,000	263,266
4.375%, 04/16/29	200,000	232,517
Saudi Government International Bond MTN
4.500%, 04/17/30	400,000	474,000
3.750%, 01/21/55	200,000	212,865
3.250%, 10/26/26	400,000	434,500
2.900%, 10/22/25(B)	200,000	213,916
2.250%, 02/02/33	200,000	197,038
		2,028,102

Schedule of Investments	August 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Senegal — 1.3%
Senegal Government International Bond
6.750%, 03/13/48	$800,000	$831,626
6.250%, 05/23/33	800,000	860,640
		1,692,266
South Africa — 1.3%
Republic of South Africa Government International Bond
4.850%, 09/30/29	200,000	211,540
4.850%, 09/27/27	800,000	857,600
4.300%, 10/12/28	600,000	619,272
		1,688,412
South Korea — 1.8%
Export-Import Bank of Korea
1.329%, VAR ICE LIBOR USD 3 Month + 1.200%, 04/27/23	1,200,000	1,220,100
Korea Development Bank
0.293%, VAR United States Secured Overnight Financing Rate + 0.250%, 03/09/24	200,000	199,600
Korea Development Bank MTN
0.475%, VAR ICE LIBOR USD 3 Month + 0.350%, 02/18/23	1,000,000	1,001,605
		2,421,305
Sri Lanka — 0.5%
Sri Lanka Government International Bond
7.550%, 03/28/30	400,000	254,500
6.750%, 04/18/28	600,000	382,500
		637,000

Schedule of Investments	August 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Turkey — 2.1%
Turkey Government International Bond
7.250%, 12/23/23	$200,000	$216,342
6.625%, 02/17/45	400,000	392,000
6.125%, 10/24/28	200,000	207,644
5.600%, 11/14/24	400,000	414,686
5.250%, 03/13/30	600,000	582,000
5.125%, 02/17/28	800,000	792,736
3.250%, 03/23/23	200,000	200,795
		2,806,203
Ukraine — 2.1%
Ukraine Government International Bond
7.750%, 09/01/23	200,000	215,060
7.750%, 09/01/26	400,000	444,584
7.750%, 09/01/24	400,000	439,088
7.375%, 09/25/32	800,000	854,544
7.253%, 03/15/33	800,000	847,190
		2,800,466
United Arab Emirates — 2.0%
Abu Dhabi Government International Bond
3.125%, 10/11/27	600,000	662,256
3.125%, 09/30/49	200,000	205,748
Abu Dhabi Government International Bond MTN
2.500%, 04/16/25	600,000	636,750
Finance Department Government of Sharjah MTN
4.375%, 03/10/51	1,000,000	953,750
4.000%, 07/28/50	200,000	181,448
		2,639,952
Uruguay — 0.5%
Uruguay Government International Bond
4.375%, 01/23/31	200,000	234,654
4.375%, 10/27/27	400,000	462,924
		697,578
Vietnam — 0.5%
Vietnam Government International Bond
4.800%, 11/19/24	600,000	665,700

Schedule of Investments	August 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
TOTAL SOVEREIGN DEBT
(Cost $71,210,441)		$72,545,504

CORPORATE OBLIGATIONS — 41.4%
Azerbaijan — 0.7%
Energy — 0.7%
Southern Gas Corridor CJSC
6.875%, 03/24/26	$800,000	947,760

Bahrain — 0.5%
Government — 0.5%
CBB International Sukuk Programme WLL
6.250%, 11/14/24	600,000	651,531

Brazil — 1.9%
Consumer Discretionary — 1.4%
B2W Digital Lux Sarl
4.375%, 12/20/30	1,000,000	1,000,000
Iochpe-Maxion Austria GmbH
5.000%, 05/07/28	400,000	407,580
JSM Global Sarl
4.750%, 10/20/30	400,000	415,290
		1,822,870
Energy — 0.2%
Petrobras Global Finance BV
6.750%, 06/03/50	200,000	231,282

Materials — 0.3%
Klabin Finance
4.875%, 09/19/27	400,000	444,000

Chile — 2.9%
Energy — 0.3%
Empresa Nacional del Petroleo
4.500%, 09/14/47	400,000	413,086

Financials — 0.5%
Banco del Estado de Chile MTN
3.875%, 02/08/22	600,000	608,676

Schedule of Investments	August 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Materials — 1.4%
Nacional del Cobre de Chile
3.625%, 08/01/27	$800,000	$872,360
3.000%, 09/30/29	1,000,000	1,042,362
		1,914,722
Utilities — 0.7%
Chile Electricity PEC
2.931%, 01/25/28(C)	1,200,000	966,120

China — 0.5%
Communication Services — 0.5%
Prosus
3.832%, 02/08/51	800,000	723,700

Colombia — 3.1%
Energy — 0.8%
Ecopetrol
5.875%, 05/28/45	1,000,000	1,072,255

Financials — 1.5%
Banco de Bogota
4.375%, 08/03/27	400,000	417,776
Grupo de Inversiones Suramericana
5.500%, 04/29/26	1,400,000	1,509,032
		1,926,808
Utilities — 0.8%
Promigas ESP
3.750%, 10/16/29	1,000,000	1,001,010

India — 0.9%
Energy — 0.3%
BPRL International Singapore Pte MTN
4.375%, 01/18/27	400,000	428,713

Industrials — 0.2%
India Toll Roads MTN
5.500%, 08/19/24	250,000	242,925

Utilities — 0.4%
Adani Renewable Energy RJ MTN
4.625%, 10/15/39	567,000	567,000

Schedule of Investments	August 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Indonesia — 2.3%
Energy — 0.2%
Pertamina Persero MTN
6.450%, 05/30/44	$200,000	$265,546

Materials — 2.1%
Indonesia Asahan Aluminium Persero
6.530%, 11/15/28	1,000,000	1,228,000
5.450%, 05/15/30	1,000,000	1,169,000
4.750%, 05/15/25	400,000	436,044
		2,833,044
Kazakhstan — 1.5%
Energy — 1.5%
KazMunayGas National JSC
5.375%, 04/24/30	200,000	239,500
4.750%, 04/19/27	200,000	226,579
Tengizchevroil Finance International
4.000%, 08/15/26	400,000	433,579
3.250%, 08/15/30	1,000,000	1,025,000
		1,924,658
Kuwait — 0.6%
Financials — 0.6%
Kuwait Projects SPC
4.229%, 10/29/26	800,000	779,520

Malaysia — 1.3%
Energy — 1.3%
Petronas Capital MTN
4.550%, 04/21/50	200,000	252,480
3.500%, 03/18/25	200,000	216,055
3.500%, 04/21/30	600,000	661,360
Petronas Energy Canada MTN
2.112%, 03/23/28	600,000	606,145
		1,736,040
Mexico — 5.7%
Consumer Discretionary — 0.3%
Nemak
3.625%, 06/28/31	400,000	402,000

Schedule of Investments	August 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Consumer Staples — 0.5%
Grupo Bimbo
4.700%, 11/10/47	$600,000	$725,004

Energy — 4.2%
Petroleos Mexicanos
7.690%, 01/23/50	800,000	768,320
6.875%, 10/16/25	200,000	219,470
6.840%, 01/23/30	400,000	416,448
6.500%, 03/13/27	600,000	634,077
6.500%, 01/23/29	600,000	622,686
6.490%, 01/23/27	600,000	635,628
6.350%, 02/12/48	600,000	509,100
5.950%, 01/28/31	1,400,000	1,372,406
Petroleos Mexicanos MTN
6.875%, 08/04/26	400,000	436,876
		5,615,011
Industrials — 0.2%
Mexico City Airport Trust
3.875%, 04/30/28	200,000	210,650

Utilities — 0.5%
Comision Federal de Electricidad
3.875%, 07/26/33	600,000	601,356

Morocco — 1.5%
Materials — 1.5%
OCP
6.875%, 04/25/44	800,000	973,582
5.125%, 06/23/51	1,000,000	1,008,750
		1,982,332
Panama — 1.0%
Industrials — 1.0%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/61	1,200,000	1,268,400

Peru — 5.3%
Consumer Staples — 0.3%
InRetail Consumer
3.250%, 03/22/28	400,000	400,400

Schedule of Investments	August 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Energy — 2.4%
Petroleos del Peru
5.625%, 06/19/47	$1,600,000	$1,668,808
4.750%, 06/19/32	600,000	630,000
Transportadora de Gas del Peru
4.250%, 04/30/28	800,000	858,008
		3,156,816
Financials — 0.8%
Banco BBVA Peru
5.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.750%, 09/22/29	400,000	422,504
Intercorp Peru
3.875%, 08/15/29	600,000	580,500
		1,003,004
Utilities — 1.8%
Consorcio Transmantaro
4.700%, 04/16/34	800,000	896,000
Kallpa Generacion
4.875%, 05/24/26	200,000	213,010
4.125%, 08/16/27	1,200,000	1,231,512
		2,340,522
Qatar — 0.8%
Financials — 0.8%
QNB Finance MTN
1.275%, VAR United States Secured Overnight Financing Rate + 1.225%, 02/12/22	200,000	200,500
1.126%, VAR ICE LIBOR USD 3 Month + 1.000%, 05/02/22	850,000	852,125
		1,052,625
Saudi Arabia — 2.2%
Energy — 1.7%
Saudi Arabian Oil
3.250%, 11/24/50	200,000	196,004
1.625%, 11/24/25	400,000	404,000

Schedule of Investments	August 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Energy — continued
Saudi Arabian Oil MTN
4.250%, 04/16/39	$200,000	$229,584
3.500%, 04/16/29	400,000	435,122
2.875%, 04/16/24	800,000	837,392
2.750%, 04/16/22	200,000	202,727
		2,304,829
Utilities — 0.5%
Acwa Power Management And Investments One
5.950%, 12/15/39	599,358	712,487

South Africa — 2.0%
Materials — 0.8%
Sasol Financing USA
6.500%, 09/27/28	600,000	678,600
5.500%, 03/18/31	400,000	423,000
		1,101,600
Utilities — 1.2%
Eskom Holdings SOC MTN
6.350%, 08/10/28	1,400,000	1,547,526

Supranational — 0.3%
Government — 0.3%
Africa Finance
2.875%, 04/28/28	400,000	405,200

Thailand — 0.5%
Materials — 0.5%
GC Treasury Center MTN
4.300%, 03/18/51	200,000	223,587
2.980%, 03/18/31	400,000	410,746
		634,333
United Arab Emirates — 3.8%
Financials — 2.0%
First Abu Dhabi Bank PJSC MTN
1.035%, VAR ICE LIBOR USD 3 Month + 0.900%, 07/08/24	600,000	603,402
0.975%, VAR ICE LIBOR USD 3 Month + 0.850%, 08/08/23	1,800,000	1,806,944

Schedule of Investments	August 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Financials — continued
MDGH - GMTN BV MTN
2.500%, 05/21/26	$200,000	$209,498
		2,619,844
Government — 1.2%
Sharjah Sukuk Program
3.234%, 10/23/29	400,000	405,996
2.942%, 06/10/27	600,000	610,548
Sharjah Sukuk Program MTN
3.854%, 04/03/26	600,000	639,601
		1,656,145
Industrials — 0.6%
DP World Crescent
3.908%, 05/31/23	200,000	209,024
DP World Crescent MTN
4.848%, 09/26/28	400,000	458,272
DP World MTN
6.850%, 07/02/37	100,000	135,208
		802,504
United States — 2.1%
Financials — 2.1%
Goldman Sachs Group
0.881%, VAR ICE LIBOR USD 3 Month + 0.750%, 02/23/23	1,000,000	1,008,240
Morgan Stanley MTN
1.525%, VAR ICE LIBOR USD 3 Month + 1.400%, 10/24/23	1,000,000	1,014,236
1.345%, VAR ICE LIBOR USD 3 Month + 1.220%, 05/08/24	800,000	813,514
		2,835,990
TOTAL CORPORATE OBLIGATIONS
(Cost $54,035,104)		54,879,844

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Notes
0.375%, 11/30/25	400,000	395,125
0.125%, 02/28/23	1,400,000	1,399,508

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,798,704)		1,794,633

TOTAL INVESTMENTS — 97.6%
(Cost $127,044,249)	$129,219,981

Schedule of Investments	August 31, 2021 (Unaudited)
Global X Emerging Markets Bond ETF

Percentages are based on Net Assets of $132,424,082.

(A)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2021, the value of these securities amounted to $1,627,957, representing 1.2% of the Net Assets of the Fund.
(C)	Zero coupon security - The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

CJSC — Closed Joint Stock Company

GMTN — Global Medium Term Note

ICE — Intercontinental Exchange

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PJSC — Public Joint Stock Company

SOC — State Owned Company

SPC — Special Purpose Company

USD — U.S. Dollar

VAR – Variable Rate

As of August 31, 2021, all of the Fund's investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosures under U.S. GAAP

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2021 (Unaudited)
Global X China Innovation ETF

	Shares	Value
COMMON STOCK — 90.8%
CHINA — 87.5%
Communication Services — 13.9%
Baidu ADR *	364	$57,155
Bilibili ADR *	966	77,502
Kuaishou Technology, Cl B *	4,100	44,546
NetEase	4,700	85,632
Tencent Holdings	4,400	272,237
		537,072
Consumer Discretionary — 12.1%
Alibaba Group Holding *	9,100	193,645
BYD, Cl H	1,000	33,868
Fuyao Glass Industry Group, Cl H	10,000	61,589
Meituan, Cl B *	2,600	83,242
NavInfo, Cl A *	36,600	63,023
NIO ADR *	843	33,138
		468,505
Consumer Staples — 1.2%
Tongwei, Cl A	5,000	47,272

Financials — 4.5%
East Money Information, Cl A	13,900	66,678
Futu Holdings ADR *	324	30,841
Lufax Holding ADR *	8,603	74,588
		172,107
Health Care — 17.1%
Hangzhou Tigermed Consulting, Cl A	2,200	45,719
Innovent Biologics *	14,500	116,897
Jiangsu Hengrui Medicine, Cl A	14,660	102,702
Ping An Healthcare and Technology *	23,700	174,916
Shenzhen Mindray Bio-Medical Electronics, Cl A	1,200	61,004
WuXi AppTec, Cl H	4,420	88,089
Wuxi Biologics Cayman *	4,500	69,664
		658,991
Industrials — 16.8%
Contemporary Amperex Technology, Cl A	400	30,680
Contemporary Amperex Technology, Cl A	200	15,340

Schedule of Investments	August 31, 2021 (Unaudited)
Global X China Innovation ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Estun Automation, Cl A	14,000	$66,897
Han's Laser Technology Industry Group, Cl A	26,000	180,775
Ming Yang Smart Energy Group, Cl A	9,800	34,145
NARI Technology, Cl A	26,600	144,338
SF Holding, Cl A	8,400	75,017
Shenzhen Inovance Technology, Cl A	4,400	48,433
ZTO Express Cayman ADR *	1,853	52,273
		647,898
Information Technology — 21.9%
GDS Holdings ADR *	724	42,340
GoerTek, Cl A	10,200	73,575
Hua Hong Semiconductor *	24,000	141,333
Iflytek	8,500	69,007
LONGi Green Energy Technology, Cl A *	7,240	100,386
Luxshare Precision Industry, Cl A	14,000	73,472
Sangfor Technologies, Cl A	3,200	135,102
Will Semiconductor Shanghai, Cl A	2,300	86,300
Wuxi Lead Intelligent Equipment, Cl A	4,080	47,174
Xiaomi, Cl B *	23,200	74,576
		843,265
TOTAL CHINA		3,375,110

HONG KONG — 3.3%
Health Care — 3.3%
Sino Biopharmaceutical	150,000	125,557

TOTAL COMMON STOCK
(Cost $4,057,490)		3,500,667

TOTAL INVESTMENTS — 90.8%
(Cost $4,057,490)		$3,500,667

Percentages are based on Net Assets of $3,856,336.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments	August 31, 2021 (Unaudited)
Global X China Innovation ETF

As of August 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-009-0300